UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: September 30, 2017
                                           --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund II
---------------------------------------------------------------------


First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN) (formerly known as First Trust ISE
   Global Wind Energy Index Fund)
First Trust Global Engineering and Construction ETF (FLM) (formerly known as
   First Trust ISE Global Engineering and Construction Index Fund)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Nasdaq Smartphone Index Fund (FONE)
First Trust NASDAQ Global Auto Index Fund (CARZ)
First Trust Cloud Computing ETF (SKYY) (formerly known as First Trust ISE Cloud
   Computing Index Fund)
First Trust International IPO ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)


----------------------
    Annual Report
  September 30, 2017
----------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2017

Shareholder Letter .......................................................................   2
Market Overview ..........................................................................   3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................   4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........   6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................   8
      First Trust Global Wind Energy ETF (FAN) ...........................................  10
      First Trust Global Engineering and Construction ETF (FLM) ..........................  12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....  14
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................  16
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................  18
      First Trust BICK Index Fund (BICK) .................................................  20
      First Trust Nasdaq Smartphone Index Fund (FONE) ....................................  22
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................  24
      First Trust Cloud Computing ETF (SKYY) .............................................  26
      First Trust International IPO ETF (FPXI) ...........................................  28
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................  30
Notes to Fund Performance Overview .......................................................  32
Understanding Your Fund Expenses .........................................................  33
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................  35
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........  37
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................  43
      First Trust Global Wind Energy ETF (FAN) ...........................................  45
      First Trust Global Engineering and Construction ETF (FLM) ..........................  47
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....  50
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................  52
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................  54
      First Trust BICK Index Fund (BICK) .................................................  56
      First Trust Nasdaq Smartphone Index Fund (FONE) ....................................  58
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................  60
      First Trust Cloud Computing ETF (SKYY) .............................................  62
      First Trust International IPO ETF (FPXI) ...........................................  64
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................  66
Statements of Assets and Liabilities .....................................................  68
Statements of Operations .................................................................  72
Statements of Changes in Net Assets ......................................................  76
Financial Highlights .....................................................................  84
Notes to Financial Statements ............................................................  91
Report of Independent Registered Public Accounting Firm .................................. 103
Additional Information ................................................................... 104
Board of Trustees and Officers ........................................................... 118
Privacy Policy ........................................................................... 120

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2017


Dear Shareholders,

Thank you for your investment in First Trust Exchange-Traded Fund II.

First Trust is pleased to provide you with the annual report which contains detailed information about your investment for the 12 months ended September 30, 2017, including a market overview and a performance analysis for the period. We encourage you to read this report carefully and discuss it with your financial advisor.

As Donald Trump has been settling into office in his initial year as President, the U.S. bull market has continued. From November 8, 2016 (the date Trump was elected) through September 30, 2017, the S&P 500(R) Index posted a total return of 19.92%, according to Bloomberg. All 11 major sectors were up on a total return basis as well. Since the beginning of 2017 through September 30, 2017, the S&P 500(R) Index has closed its trading sessions at all-time highs on 39 occasions. The NASDAQ Composite Index has closed its trading sessions at all-time highs on 50 occasions over the same period.

The current bull market (measuring from March 9, 2009 through September 30,
2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also well aware that no one can predict the future or know how markets will perform in different economic environments. With Congress back in session in September, we will closely monitor any progress on the important and challenging work at hand. At First Trust, we are always aware that we live in a global economy. In our opinion, globalization appears to be working. The world's 500 largest companies generated $27.7 trillion in revenues and $1.5 trillion in profits for 2016, according to Fortune. On a whole, stocks and bonds have continued to perform well on a global basis during 2017.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on bringing the types of investments that we believe can help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2017

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

In its latest forecast, the International Monetary Fund ("IMF") expects world real GDP to rise from 3.2% in 2016 to 3.6% and 3.7%, respectively, in 2017 and 2018, according to its own release. Weaker global economic growth has been a concern for investors ever since world real GDP posted 5.4% in 2010, which reflected a sharp rebound from the 2008-2009 financial crisis. World real GDP was -0.1% in 2009. For comparative purposes, world real GDP growth averaged 4.2% from 1999-2008, according to the IMF. It hasn't been that high on a calendar year basis since 2011. U.S. real GDP is expected to increase from 1.5% in 2016 to 2.2% and 2.3%, respectively, in 2017 and 2018.

Moody's Investors Service reported that its global speculative-grade default rate stood at 2.8% in September 2017, down significantly from 4.6% in September 2016, according to its own release. Moody's anticipates the rate to decline to 1.9% by September 2018. Moody's calculates the historical average default rate to equal 4.3% since 1983. The expected decline in the default rate on global speculative-grade corporate bonds suggests that the overall economic/business climate is improving, which is a positive indicator for equities, in our opinion.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds/exchange-traded products (ETFs/ETPs) listed globally reached a record high $4.47 trillion in September 2017, according to its own release. Total assets invested in U.S. ETFs/ETPs stood at record high $3.17 trillion. The U.S. market represented 70.9% of all ETF/ETP assets under management at the end of September 2017.

GLOBAL EQUITIES MARKETS

U.S. investors continue to funnel more capital into foreign equities than U.S. equities. For the 12-month period ended September 30, 2017, investors funneled a net estimated $184.4 billion into International Equity funds (open-end funds and exchange-traded funds), compared to net estimated inflows totaling $59.3 billion for U.S. Equity funds (includes sector funds), according to Morningstar.

Investors continued to overwhelmingly favor passive funds over actively managed funds. Of the net estimated $184.4 billion invested in International Equity funds over the past year, $192.4 billion of it went into passive funds, while investors liquidated $8.0 billion from active funds. Of the net estimated $59.3 billion invested in U.S. Equity Funds, $324.8 billion of it went into passive funds, while investors liquidated $265.5 billion from active funds.

Total world equity market capitalization ("cap") was $84.75 trillion on September 30, 2017, up 28.35% from $66.03 trillion on September 30, 2016, according to Bloomberg. Total U.S. equity market cap was $27.95 trillion on September 30, 2017, up 14.83% from $24.34 trillion on September 30, 2016. As of September 30, 2017, the U.S.'s share of total world equity market cap equaled 32.98%.

As indicated by the change in total U.S. and total world equity market cap figures, equities posted strong returns over the past 12 months. For the 12-month period ended September 30, 2017, the MSCI World Ex-U.S. and MSCI Emerging Markets indices posted total returns of 18.73% (USD) and 22.46% (USD), respectively, while the S&P 500(R) Index gained 18.61%. Over that same period, the U.S. dollar declined 2.49% against a basket of major currencies, as measured by the U.S. Dollar Index ("DXY").

Looking ahead, the estimates for corporate earnings in 2018 and 2019 are encouraging, in our opinion. The 2018 consensus estimated earnings growth rates for the S&P 500(R), MSCI World Ex-U.S. and the MSCI Emerging Markets indices were 11.05%, 7.32% and 17.41%, respectively, as of September 30, 2017, according to Bloomberg. The 2019 consensus estimated earnings growth rates were 10.23%, 8.22% and 11.16%, respectively, as of September 30, 2017. We believe that corporate earnings drive the direction of stock prices over time.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the STOXX Index or in depositary receipts representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL                      CUMULATIVE
                                                                   TOTAL RETURNS                     TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/17   9/30/17   9/30/17    to 9/30/17   9/30/17   9/30/17    to 9/30/17
FUND PERFORMANCE
 NAV                                            18.93%     6.98%     -3.50%      -3.16%     40.10%    -29.98%     -27.71%
 Market Price                                   19.18%     6.81%     -3.54%      -3.16%     39.02%    -30.28%     -27.66%

INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index       19.42%     7.34%     -3.03%      -2.71%     42.50%    -26.46%     -24.22%
 STOXX(R) Europe 600 Index                      22.32%     8.80%      1.37%       1.97%     52.46%     14.63%      21.76%
 MSCI Europe Index                              22.30%     8.36%      1.08%       1.69%     49.41%     11.30%      18.39%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 18.93% during the 12-month period covered by this report. During the same period, the benchmark MSCI Europe Index generated a return of 22.30%. The majority of the Fund's performance came from French securities, which had a return of 30.1%, allocation of 19.2%, and contribution of 5.8% to the Fund's return. United Kingdom securities comprised the majority of the Fund with a 32.5% allocation in the Fund over the period. The top performing securities in the Fund were Spanish Financial securities, represented solely by Banco Santander S.A., with a 61.7% return. The worst performing securities in the Fund were United Kingdom Consumer Discretionary securities, represented solely by Pearson PLC, with a -17.8% return. The Fund's holdings amongst the Netherlands were the least contributing securities with a 0.02% contribution, stemming from its relatively low 1.0% return and small 2.9% allocation. The Fund's currency exposure had a 3.6% impact on performance, primarily impacted by the Euro (2.9% contribution) and the Swiss Franc (-0.3% contribution). On a relative basis, the Fund underperformed the benchmark. The primary cause of underperformance is attributable to the Fund overweighting and underperforming the benchmark amongst United Kingdom securities creating -2.4% of drag. The Fund's holdings within Germany and Spain each reversed close to 0.9% of drag as the Fund outperformed the benchmark by 14.2% and 32.9%, respectively.

-----------------------------
The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX Limited. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX Limited nor its licensors shall have any liability with respect thereto.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    30.16%
Industrials                                   13.59
Energy                                        12.79
Utilities                                     11.93
Real Estate                                   11.52
Health Care                                    7.43
Consumer Staples                               6.75
Telecommunication Services                     5.83
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Royal Dutch Shell PLC, Class B                 5.81%
easyJet PLC                                    5.61
Fortum OYJ                                     4.97
SSE PLC                                        4.24
Snam S.p.A.                                    4.14
AstraZeneca PLC                                4.00
Zurich Insurance Group AG                      3.72
Casino Guichard Perrachon S.A.                 3.60
Fonciere des Regions                           3.58
Assicurazioni Generali S.p.A.                  3.54
                                             ------
     Total                                    43.21%
                                             ======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                SEPTEMBER 30, 2007 - SEPTEMBER 30, 2017

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/07    $10,000                           $10,000                    $10,000             $10,000
3/31/08      8,841                             9,039                      9,670               9,675
9/30/08      5,388                             5,376                      6,904               6,908
3/31/09      3,201                             3,263                      4,836               4,846
9/30/09      5,020                             5,120                      7,046               7,016
3/31/10      4,896                             5,026                      7,155               7,113
9/30/10      4,972                             5,116                      7,246               7,201
3/31/11      5,504                             5,673                      8,071               8,011
9/30/11      4,639                             4,813                      6,389               6,351
3/31/12      4,990                             5,148                      7,463               7,407
9/30/12      4,998                             5,162                      7,520               7,450
3/31/13      4,994                             5,165                      8,292               8,188
9/30/13      5,662                             5,875                      9,417               9,255
3/31/14      6,334                             6,582                     10,420              10,194
9/30/14      6,153                             6,404                      9,977               9,793
3/31/15      6,048                             6,314                      9,913               9,690
9/30/15      5,667                             5,899                      9,172               8,879
3/31/16      5,821                             6,092                      9,175               8,872
9/30/16      5,887                             6,159                      9,374               9,100
3/31/17      6,181                             6,492                     10,015               9,738
9/30/17      7,002                             7,355                     11,466              11,130

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        103        130          5          0            12          0          0          0
10/1/13 - 9/30/14        150         81          3          0            16          1          0          1
10/1/14 - 9/30/15        145         32          2          0            63         10          0          0
10/1/15 - 9/30/16        158         27          2          0            54         12          0          0
10/1/16 - 9/30/17        181         30          0          0            38          2          0          0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL                      CUMULATIVE
                                                                   TOTAL RETURNS                     TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/17   9/30/17   9/30/17    to 9/30/17   9/30/17   9/30/17    to 9/30/17
FUND PERFORMANCE
 NAV                                             0.67%     6.77%     1.72%       2.37%      38.78%     18.60%      26.73%
 Market Price                                    1.08%     6.79%     1.69%       2.39%      38.88%     18.19%      26.87%

INDEX PERFORMANCE
 FTSE EPRA/NAREIT Developed Index                1.52%     7.60%     2.58%       3.24%      44.23%     29.06%      38.00%
 S&P Global REIT Index                          -1.02%     7.12%     2.53%       3.08%      41.02%     28.42%      35.87%
 MSCI World REIT Index                          -0.24%     7.14%     2.05%       2.67%      41.15%     22.50%      30.53%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 0.67% during the 12-month period covered by this report. During the same period, the benchmark S&P Global REIT Index generated a return of -1.02%. The Fund's REITs domiciled in Italy were the top performing REITs over the period with a 49.5% return. Japanese REITs were the worst performing REITs over the period with a -8.5% return, of which -1.3% is due to the weakening Japanese Yen relative to the U.S. Dollar. It was Hong Kong REITs that contributed the most to the Fund's return with a 1.0% contribution, due to its relatively high allocation of 7.8% and good return of 14.5%. Japanese REITs contributed the least to the Fund's return with a -1.0% contribution, resulting from an allocation of 10.7% and -8.5% return. The Fund's currency exposure led to a nominal -0.4% contribution, primarily impacted by the Euro (0.4% contribution) and the Japanese Yen (-1.3% contribution). On a relative basis, the Fund outperformed the benchmark. The outperformance is largely due to the Fund allocating 6.2% more weighting to the well performing Hong Kong REITs, creating 0.9% outperformance. The Fund underperformed the benchmark amongst United States REITs, which led to -0.6% of drag.

-----------------------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                   99.75%
Health Care                                    0.16
Consumer Discretionary                         0.09
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Simon Property Group, Inc.                     3.48%
Prologis, Inc.                                 2.32
Public Storage                                 2.20
Welltower, Inc.                                1.79
AvalonBay Communities, Inc.                    1.71
Digital Realty Trust, Inc.                     1.68
Unibail-Rodamco SE                             1.68
Equity Residential                             1.63
Sun Hung Kai Properties Ltd.                   1.61
Ventas, Inc.                                   1.60
                                             ------
     Total                                    19.70%
                                             ======


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               SEPTEMBER 30, 2007 - SEPTEMBER 30, 2017

            First Trust FTSE EPRA/NAREIT Developed     FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
9/30/07     $10,000                                    $10,000              $10,000        $10,000
3/31/08       9,012                                      9,057                9,112          9,061
9/30/08       6,965                                      6,939                7,471          7,415
3/31/09       3,849                                      3,908                3,762          3,678
9/30/09       6,082                                      6,214                6,018          5,712
3/31/10       6,570                                      6,744                6,602          6,174
9/30/10       7,145                                      7,358                7,190          6,686
3/31/11       7,779                                      8,048                8,087          7,609
9/30/11       6,561                                      6,852                7,070          6,697
3/31/12       7,969                                      8,305                8,553          8,073
9/30/12       8,544                                      8,948                9,106          8,679
3/31/13       9,592                                     10,070               10,179          9,499
9/30/13       9,400                                      9,928                9,715          9,041
3/31/14       9,690                                     10,276               10,294          9,504
9/30/14       9,951                                     10,594               10,658          9,954
3/31/15      11,158                                     11,927               12,114         11,225
9/30/15      10,246                                     10,973               11,096         10,452
3/31/16      11,215                                     12,078               12,445         11,810
9/30/16      11,777                                     12,712               12,973         12,282
3/31/17      11,349                                     12,303               12,488         11,842
9/30/17      11,855                                     12,906               12,841         12,253

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        162         30          0          0            55          1          2          0
10/1/13 - 9/30/14        158         21          0          0            70          3          0          0
10/1/14 - 9/30/15         67         14          0          0           127         44          0          0
10/1/15 - 9/30/16         35          0          0          0           184         33          1          0
10/1/16 - 9/30/17        144          4          0          0           102          1          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years    Inception   5 Years   Inception
                                                                       Ended     Ended    (11/21/07)    Ended    (11/21/07)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  14.14%     6.61%       3.33%      37.74%      38.19%
 Market Price                                                         14.73%     6.66%       3.35%      38.02%      38.45%

INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)                           14.71%     6.74%       3.49%      38.59%      40.27%
 Dow Jones World Developed Markets Index(SM)                          18.64%    11.49%       5.41%      72.24%      68.16%
 MSCI World Index                                                     18.17%    10.99%       4.86%      68.44%      59.71%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 14.14% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 18.17%. The Fund's holdings within France and Canada each contributed 2.8% to the Fund's return due to their relatively high allocations and returns of 31.0% and 24.9%, respectively. German securities were the top performing securities in the Fund with a 55.5% return. New Zealand securities were the worst performing and least contributing securities in the Fund with a -21.1% return and -1.0% contribution. The Fund's currency exposure led to a 2.7% contribution, primarily impacted by the Euro (1.4% contribution) and the Japanese Yen (-0.3% contribution). On a relative basis, the Fund underperformed the benchmark primarily due to the Fund underperforming the benchmark amongst New Zealand securities by -19.1%, leading to -1.8% of drag. The Fund's over-allocation to the well performing French securities reversed 0.4% of drag.

-----------------------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    40.83%
Consumer Discretionary                        15.47
Telecommunication Services                    11.75
Utilities                                     10.90
Energy                                         6.57
Industrials                                    6.28
Consumer Staples                               2.66
Real Estate                                    2.48
Information Technology                         1.47
Health Care                                    0.95
Materials                                      0.64
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Engie S.A.                                     1.94%
Waddell & Reed Financial, Inc., Class A        1.86
Fortum OYJ                                     1.72
Guess?, Inc.                                   1.69
Natixis S.A.                                   1.66
Bovis Homes Group PLC                          1.50
Royal Dutch Shell PLC, Class A                 1.50
Banca Mediolanum S.p.A.                        1.46
CNA Financial Corp.                            1.41
easyJet PLC                                    1.41
                                             ------
     Total                                    16.15%
                                             ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      NOVEMBER 21, 2007 - SEPTEMBER 30, 2017

            First Trust Dow Jones Global      Dow Jones Global Select     Dow Jones World Developed     MSCI World
            Select Dividend Index Fund        Dividend Index(SM)          Markets Index(SM)             Index
            ----------------------------      -----------------------     -------------------------     ----------
11/21/07    $10,000                           $10,000                     $10,000                       $10,000
3/31/08       9,345                             9,397                       9,379                         9,378
9/30/08       7,028                             6,951                       7,816                         7,815
3/31/09       4,375                             4,397                       5,416                         5,385
9/30/09       7,857                             7,903                       7,765                         7,636
3/31/10       8,160                             8,231                       8,381                         8,204
9/30/10       8,669                             8,742                       8,372                         8,152
3/31/11       9,654                             9,748                       9,611                         9,308
9/30/11       8,533                             8,669                       8,023                         7,798
3/31/12       9,652                             9,719                       9,642                         9,360
9/30/12      10,033                            10,121                       9,761                         9,482
3/31/13      10,553                            10,640                      10,854                        10,470
9/30/13      11,477                            11,491                      11,854                        11,398
3/31/14      12,619                            12,761                      12,996                        12,465
9/30/14      12,459                            12,594                      13,274                        12,788
3/31/15      12,094                            12,236                      13,781                        13,216
9/30/15      10,651                            10,725                      12,658                        12,138
3/31/16      11,328                            11,482                      13,331                        12,761
9/30/16      12,107                            12,228                      14,171                        13,516
3/31/17      12,780                            12,974                      15,368                        14,645
9/30/17      13,819                            14,027                      16,813                        15,972

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        195         23          0          0            32          0          0          0
10/1/13 - 9/30/14        219         16          0          0            17          0          0          0
10/1/14 - 9/30/15        105          3          0          0           136          8          0          0
10/1/15 - 9/30/16         65          2          0          0           176         10          0          0
10/1/16 - 9/30/17        184          3          0          0            62          2          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund"), formerly First Trust ISE Global Wind Energy Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy(TM) Index, formerly ISE Global Wind Energy(TM) Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC ("ISE"). ISE has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years    Inception   5 Years   Inception
                                                                       Ended     Ended     (6/16/08)    Ended    (6/16/08)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  6.21%     17.65%      -6.55%     125.43%    -46.71%
 Market Price                                                         6.31%     17.92%      -6.49%     128.05%    -46.40%

INDEX PERFORMANCE
 ISE Clean Edge Global Wind Energy(TM) Index                           7.24%    18.56%      -5.77%     134.29%    -42.41%
 Russell 3000(R) Index                                                18.71%    14.23%       9.22%      94.45%    126.89%
 MSCI World Index                                                     18.17%    10.99%       5.58%      68.44%     65.55%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 6.21% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 18.17%. The majority of the Fund's performance came from its holdings domiciled in France. French securities were given an allocation of 5.3%, had a return of 47.8%, and contributed 2.4%. The Fund's holdings amongst Germany were the least contributing with a -1.7% contribution, stemming from their high allocation of 13.9% and low return of -11.1%. Brazilian securities were the worst performing securities however with a -35.5% return. The Fund's currency exposure led to a 3.2% contribution, primarily impacted by the Euro (2.1% contribution) and the Japanese Yen (-0.2% contribution). On a relative basis, the Fund underperformed the benchmark primarily due to the Fund underperforming the benchmark amongst German securities by -37.8% creating -5.4% of drag. The Fund's holdings in France reversed 1.1% of drag as the Fund outperformed the benchmark by 16.9%.

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Clean Edge Global Wind Energy(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Clean Edge Global Wind Energy(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                     51.77%
Industrials                                   46.02
Materials                                      2.12
Energy                                         0.09
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
DONG Energy A/S                                8.65%
China Longyuan Power Group Corp., Ltd.,
   Class H                                     7.82
Vestas Wind Systems A/S                        7.75
Siemens Gamesa Renewable Energy S.A.           6.88
Boralex, Inc., Class A                         6.72
Xinjiang Goldwind Science & Technology
   Co., Ltd., Class H                          4.47
Infigen Energy                                 3.89
China High Speed Transmission
   Equipment Group Co., Ltd.                   3.74
Nordex SE                                      3.23
Siemens AG                                     2.12
                                             ------
     Total                                    55.27%
                                             ======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JUNE 16, 2008 - SEPTEMBER 30, 2017

            First Trust Global   ISE Clean Edge Global           Russell 3000(R)     MSCI World
            Wind Energy ETF      Wind Energy(TM) Index           Index               Index
            ----------------     ---------------------------     ---------------     ----------
6/16/08     $10,000              $10,000                         $10,000             $10,000
9/30/08       6,370                6,314                           8,583               8,101
3/31/09       3,502                3,514                           5,912               5,582
9/30/09       5,462                5,511                           8,033               7,916
3/31/10       4,574                4,645                           9,012               8,505
9/30/10       3,544                3,625                           8,913               8,451
3/31/11       4,061                4,161                          10,581               9,649
9/30/11       2,818                2,916                           8,962               8,084
3/31/12       2,735                2,826                          11,341               9,703
9/30/12       2,363                2,457                          11,669               9,829
3/31/13       2,712                2,819                          12,993              10,853
9/30/13       3,701                3,870                          14,188              11,816
3/31/14       4,311                4,525                          15,930              12,922
9/30/14       4,152                4,367                          16,707              13,257
3/31/15       3,996                4,224                          17,898              13,701
9/30/15       3,846                4,072                          16,624              12,583
3/31/16       4,357                4,654                          17,838              13,229
9/30/16       5,016                5,367                          19,112              14,012
3/31/17       4,981                5,378                          21,060              15,182
9/30/17       5,327                5,756                          22,686              16,557

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         39         23          2          0           126         57          3          0
10/1/13 - 9/30/14        123         31          0          0            83         15          0          0
10/1/14 - 9/30/15         58          8          0          0           130         53          2          1
10/1/15 - 9/30/16        102         20          5          1            96         27          2          0
10/1/16 - 9/30/17        138         31          0          0            79          3          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

First Trust Global Engineering and Construction ETF (the "Fund"), formerly First Trust ISE Global Engineering and Construction Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index was developed and is owned by the International Securities Exchange, LLC ("ISE"). ISE has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the ISE Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended    (10/13/08)    Ended    (10/13/08)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  18.39%     9.53%       9.08%     57.61%     117.90%
 Market Price                                                         18.91%     9.65%       9.09%     58.53%     118.18%

INDEX PERFORMANCE
 ISE Global Engineering and Construction(TM) Index                    19.72%    10.78%      10.80%     66.87%     150.69%
 Russell 3000(R) Index                                                18.71%    14.23%      13.41%     94.45%     208.90%
 MSCI World Industrials Index                                         21.65%    13.10%      11.85%     85.05%     172.88%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 18.39% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Industrials Index generated a return of 21.65%. Japanese securities were given the highest allocation of 26.4% over the period and had the largest contribution to the Fund's return with a 6.5% contribution. The top performing country in the Fund over the period was Ireland, represented solely by Kingspan Group PLC, with a 59.3% return. The Fund's holdings amongst the Netherlands were the worst contributing securities with a -0.3% contribution, stemming from their 5.3% allocation and -8.4% return. Norwegian securities were the worst performing in the Fund with a -15.8% return. The Fund's currency exposure led to a -1.7% contribution, primarily impacted by the Euro (1.1% contribution) and the Japanese Yen (-2.9% contribution). On a relative basis, the Fund underperformed the benchmark primarily due to the Fund underperforming the benchmark's Netherland securities by -34.7%, which resulted in -1.7% of drag. Swedish securities in the Fund also underperformed the benchmark by -34.2% and created -1.6% of drag. The Fund's holdings in Japanese securities reversed 3.1% of drag due to the Fund over weighting and over allocating the benchmark by 10.6% and 9.5%, respectively.

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Engineering and Construction(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   96.78%
Energy                                         2.72
Utilities                                      0.50
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Kajima Corp.                                   3.27%
Taisei Corp.                                   3.14
Vinci S.A.                                     3.04
Quanta Services, Inc.                          2.94
Bouygues S.A.                                  2.81
Jacobs Engineering Group, Inc.                 2.68
AECOM                                          2.62
Eiffage S.A.                                   2.57
Obayashi Corp.                                 2.57
ACS Actividades de Construccion y
   Servicios S.A.                              2.45
                                             ------
     Total                                    28.09%
                                             ======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         OCTOBER 13, 2008 - SEPTEMBER 30, 2017

            First Trust Global Engineering         ISE Global Engineering and     Russell 3000(R)     MSCI World
            and Construction ETF                   Construction(TM) Index         Index               Industrials Index
            ----------------------------------     --------------------------     ---------------     -----------------
10/13/08    $10,000                                $10,000                        $10,000              $10,000
3/31/09       8,987                                  9,387                          8,048                7,741
9/30/09      13,384                                 14,102                         10,935               11,514
3/31/10      13,471                                 14,262                         12,268               12,962
9/30/10      13,522                                 14,368                         12,133               13,182
3/31/11      16,745                                 17,882                         14,404               15,710
9/30/11      11,724                                 12,719                         12,200               12,196
3/31/12      14,306                                 15,435                         15,439               15,071
9/30/12      13,827                                 15,023                         15,885               14,748
3/31/13      15,249                                 16,595                         17,688               16,944
9/30/13      17,288                                 18,980                         19,316               18,904
3/31/14      18,939                                 20,876                         21,687               20,610
9/30/14      17,644                                 19,534                         22,746               20,448
3/31/15      17,190                                 19,318                         24,369               21,168
9/30/15      16,376                                 18,456                         22,634               19,024
3/31/16      17,378                                 19,732                         24,286               21,008
9/30/16      18,407                                 20,939                         26,021               22,434
3/31/17      19,753                                 22,626                         28,674               24,487
9/30/17      21,793                                 25,067                         30,888               27,291

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         54          1          0          0           182         13          0          0
10/1/13 - 9/30/14        109          0          0          0           136          7          0          0
10/1/14 - 9/30/15         62          2          1          0           170         17          0          0
10/1/15 - 9/30/16         64          3          1          0           159         24          2          0
10/1/16 - 9/30/17         82          0          0          0           163          6          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. provides a list of companies to be included in the Index to Nasdaq, Inc., which then compiles the Index.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended    (11/16/09)    Ended    (11/16/09)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  26.73%    12.52%       7.59%      80.35%     77.82%
 Market Price                                                         26.93%    12.64%       7.61%      81.30%     78.15%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid
    Infrastructure Index(SM)                                          27.64%    13.37%       8.44%      87.32%     89.27%
 Russell 3000(R) Index                                                18.71%    14.23%      13.46%      94.45%    170.19%
 S&P Composite 1500 Industrials Index                                 22.98%    16.44%      14.96%     114.01%    199.67%
 MSCI World Industrials Index                                         21.65%    13.10%      11.02%      85.05%    127.66%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 26.73% during the 12-month period covered by this report. During the same period, the benchmark S&P Composite 1500 Industrials Index generated a return of 22.98%. United States domiciled securities were given the greatest allocation over the period at 48.2% and posted the highest returns of 43.7%, leading to a contribution of 20.8%. United States Semiconductor securities had the best performance with a 105.4% return. United States Computer Communications securities had the worst performance with a -6.2% return. Japanese securities were the worst contributing securities with a -0.5% contribution primarily due to the Japanese Yen depreciating relative to the U.S. Dollar. United Kingdom domiciled securities, represented solely by National Grid PLC returned -8.9% and were the worst performing securities contributing -0.2% to the Fund's return. The Fund's currency exposure had a 0.7% impact on performance, primarily impacted by the Euro (1.8% contribution) and the Japanese Yen (-1.5% contribution). On a relative basis, the Fund outperformed the benchmark. United States domiciled securities caused 9.5% of outperformance as the Fund had a 19.6% higher return. Spanish domiciled securities reversed -2.4% of outperformance as the benchmark did not have any exposure to the poor performing country versus the Fund's exposure of 7.8%.

-----------------------------
The Fund is not sponsored, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. ("Clean Edge") or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   51.81%
Information Technology                        34.20
Utilities                                     11.93
Consumer Discretionary                         2.06
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Schneider Electric SE                          8.16%
Prysmian S.p.A.                                8.12
ABB Ltd.                                       8.08
Quanta Services, Inc.                          7.86
Red Electrica Corp., S.A.                      7.08
Silver Spring Networks, Inc.                   4.76
Control4 Corp.                                 4.49
General Cable Corp.                            4.20
Advanced Energy Industries, Inc.               4.15
Badger Meter, Inc.                             4.03
                                             ------
     Total                                    60.93%
                                             ======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        NOVEMBER 15, 2009 - SEPTEMBER 30, 2017

            First Trust NASDAQ(R)         NASDAQ OMX(R)                   Russell     S&P Composite         MSCI World
            Clean Edge(R) Smart Grid      Clean Edge(R) Smart Grid        3000(R)     1500 Industrials      Industrials
            Infrastructure Index Fund     Infrastructure Index(SM)        Index       Index                 Index
            -------------------------     ---------------------------     -------     -----------------     -----------
11/16/09    $10,000                       $10,000                         $10,000     $10,000               $10,000
3/31/10      10,257                        10,297                          10,731      11,205                10,814
9/30/10      10,154                        10,236                          10,614      11,249                10,997
3/31/11      11,775                        11,912                          12,600      13,832                13,106
9/30/11       8,161                         8,341                          10,672      10,743                10,174
3/31/12       9,553                         9,741                          13,505      14,081                12,572
9/30/12       9,860                        10,103                          13,895      14,004                12,302
3/31/13      10,996                        11,314                          15,472      16,373                14,134
9/30/13      11,678                        12,082                          16,896      18,307                15,769
3/31/14      13,450                        13,973                          18,971      20,766                17,193
9/30/14      12,401                        12,931                          19,897      21,102                17,057
3/31/15      12,583                        13,168                          21,316      22,495                17,657
9/30/15      11,164                        11,698                          19,798      20,347                15,868
3/31/16      12,302                        12,977                          21,243      22,980                17,523
9/30/16      14,035                        14,828                          22,760      24,368                18,713
3/31/17      15,064                        15,986                          25,079      27,424                20,425
9/30/17      17,786                        18,927                          27,015      29,969                22,764

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         26         17          0          0           154         53          0          0
10/1/13 - 9/30/14        186         15          0          0            44          7          0          0
10/1/14 - 9/30/15         72         28         13          2            99         32          4          2
10/1/15 - 9/30/16         68         48          2          0            98         37          0          0
10/1/16 - 9/30/17        150         29          4          5            59          4          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a 50-stock free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended    (3/11/10)     Ended    (3/11/10)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  15.47%    -13.91%     -9.27%     -52.72%    -52.05%
 Market Price                                                         15.45%    -13.82%     -9.25%     -52.45%    -51.99%

INDEX PERFORMANCE
 Indxx Global Natural Resources Income Index*                         16.55%       N/A        N/A        N/A        N/A
 MSCI All Country World Materials Index                               23.77%      3.74%      2.55%      20.18%     20.97%
 MSCI All Country World Index                                         18.65%     10.20%      8.78%      62.50%     88.86%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of 15.47% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of 23.77%. The top performing country was Brazil with a 79.3% return, but its contribution was limited to 0.4% as the country was given a low allocation of 0.7%. The worst performing securities in the Fund were Philippine securities, represented solely by Semirara Mining & Power Corp., with a -161.8% return. The United States securities were given the highest allocation over the period at 26.8% and contributed the most with a 2.2% contribution, stemming from their 7.0% return. It was the Fund's holdings in Hong Kong securities that contributed the least to the Fund's return with a -0.3% contribution stemming from their 4.0% allocation and -3.3% return. The Fund's currency exposure had a 2.7% impact on performance, primarily impacted by the Russian Ruble (1.1% contribution) and the Euro (0.8% contribution). On a relative basis, the Fund underperformed the benchmark primarily due to the Fund underperforming the benchmark by -15.6% amongst United States securities, creating -4.1% of drag. German and South African securities each reversed close to 0.6% of drag as the Fund outperformed the benchmark by 15.5% and 38.1%, respectively.

-----------------------------
"Indxx" and "Indxx Global Natural Resources Income Index" are trademarks of Indxx, LLC and have been licensed for use for certain purposes by First Trust. First Trust Indxx Global Natural Resources Income ETF is based on the Index and is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Energy                                        43.75%
Materials                                     31.70
Utilities                                     12.40
Consumer Staples                              12.15
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Royal Dutch Shell PLC, Class A, ADR           10.46%
Exxon Mobil Corp.                             10.16
TOTAL S.A., ADR                                9.90
Archer-Daniels-Midland Co.                     7.44
Agrium, Inc.                                   4.72
International Paper Co.                        4.59
UPM-Kymmene OYJ                                4.43
Veolia Environnement S.A.                      3.83
Tatneft PJSC                                   3.41
SK Innovation Co., Ltd.                        3.33
                                             ------
     Total                                    62.27%
                                             ======


                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MARCH 11, 2010 - SEPTEMBER 30, 2017

            First Trust Indxx Global         MSCI All Country          MSCI All Country
            Natural Resources Income ETF     World Materials Index     World Index
            ----------------------------     ---------------------     ----------------
3/11/10     $10,000                          $10,000                   $10,000
3/31/10      10,297                           10,291                    10,172
9/30/10      11,208                           10,440                    10,220
3/31/11      14,567                           12,429                    11,604
9/30/11       8,910                            9,096                     9,606
3/31/12      10,984                           10,529                    11,519
9/30/12      10,141                           10,066                    11,621
3/31/13       9,256                           10,081                    12,731
9/30/13       8,087                           10,105                    13,683
3/31/14       8,027                           10,600                    14,841
9/30/14       7,893                           10,309                    15,230
3/31/15       6,189                            9,852                    15,646
9/30/15       4,144                            7,880                    14,216
3/31/16       3,874                            8,628                    14,967
9/30/16       4,152                            9,775                    15,916
3/31/17       4,436                           10,849                    17,218
9/30/17       4,794                           12,098                    18,885

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        100         25          1          0           100         23          0          1
10/1/13 - 9/30/14         82          7          0          0           135         25          3          0
10/1/14 - 9/30/15        104         14          2          0           119         13          0          0
10/1/15 - 9/30/16         74         21          2          1           114         31         10          0
10/1/16 - 9/30/17        115          7          0          0           129          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is comprised of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended    (3/11/10)     Ended    (3/11/10)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  27.09%    -16.53%    -19.33%     -59.48%    -80.27%
 Market Price                                                         26.86%    -16.67%    -19.35%     -59.81%    -80.30%

INDEX PERFORMANCE
 Indxx Global Agriculture Index*                                      28.28%       N/A        N/A         N/A       N/A
 MSCI All Country World Index                                         18.65%     10.20%      8.78%      62.50%     88.86%
 MSCI All Country World Materials Index                               23.77%      3.74%      2.55%      20.18%     20.97%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of 27.09% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of 23.77%. United States domiciled securities were the top contributing securities over the period with a return of 36.1% and contribution of 15.0% due to the country's high 42.8% allocation. Russian domiciled securities, which were only given a 2.5% allocation, were the worst contributing securities over the period with a return of -1.3% and contribution of -0.1%. The Fund's currency exposure had a 0.7% impact on performance, primarily impacted by the Euro (1.1% contribution) and the Japanese Yen (-1.0% contribution). On a relative basis, the Fund underperformed the benchmark primarily due to United States holdings where the Fund had a 12.7% larger allocation and 13.5% higher return than the benchmark. Indian and United Kingdom domiciled securities each reversed about -1.2% of outperformance. The Fund underperformed the benchmark's Indian securities by -30.7% and the Fund under allocated the well performing United Kingdom securities.

-----------------------------
"Indxx" and "Indxx Global Agriculture Index" are trademarks of Indxx, LLC and have been licensed for use for certain purposes by First Trust. First Trust Indxx Global Agriculture ETF is based on the Index and is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     66.30%
Industrials                                   15.82
Health Care                                    9.97
Consumer Staples                               5.60
Consumer Discretionary                         2.31
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
BASF SE                                       10.18%
DowDuPont, Inc.                               10.13
Bayer AG                                       9.97
Monsanto Co.                                   9.68
Deere & Co.                                    4.66
Kubota Corp.                                   4.38
Evonik Industries AG                           3.23
CNH Industrial N.V.                            3.18
Potash Corp. of Saskatchewan, Inc.             3.14
Wilmar International Ltd.                      2.91
                                             ------
     Total                                    61.46%
                                             ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MARCH 11, 2010 - SEPTEMBER 30, 2017

            First Trust Indxx Global   MSCI All Country       MSCI All Country World
            Agriculture ETF            World Index            Materials Index
            ----------------------     ------------------     ----------------------
3/11/10     $10,000                    $10,000                $10,000
3/31/10      10,337                     10,172                 10,291
9/30/10       9,794                     10,220                 10,440
3/31/11      10,930                     11,604                 12,429
9/30/11       6,416                      9,606                  9,096
3/31/12       6,576                     11,519                 10,529
9/30/12       4,871                     11,621                 10,066
3/31/13       4,667                     12,731                 10,081
9/30/13       4,392                     13,683                 10,105
3/31/14       4,363                     14,841                 10,600
9/30/14       3,924                     15,230                 10,309
3/31/15       3,248                     15,646                  9,852
9/30/15       1,915                     14,216                  7,880
3/31/16       1,480                     14,967                  8,628
9/30/16       1,552                     15,916                  9,775
3/31/17       1,782                     17,218                 10,849
9/30/17       1,972                     18,885                 12,098

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         74         57         14          0            71         32          2          0
10/1/13 - 9/30/14        103         36          9          0            56         35         12          1
10/1/14 - 9/30/15         96         52          7          1            55         38          3          0
10/1/15 - 9/30/16         37         20         15         16            72         47         22         24
10/1/16 - 9/30/17        120          0          0          0           122          7          2          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index was developed and is owned by International Securities Exchange, LLC ("ISE"). ISE has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended    (4/12/10)     Ended    (4/12/10)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  27.14%     5.38%      1.06%      29.94%       8.21%
 Market Price                                                         28.43%     5.67%      1.16%      31.78%       8.96%

INDEX PERFORMANCE
 ISE BICK(TM) Index                                                   28.51%     6.21%      1.90%      35.18%      15.10%
 MSCI All Country World Index                                         18.65%    10.20%      8.27%      62.50%      81.08%
 MSCI Emerging Markets Index                                          22.46%     3.99%      3.03%      21.58%      25.02%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 27.14% during the 12-month period covered by this report. During the same period, the benchmark MSCI Emerging Markets Index generated a return of 22.46%. Brazil was the top contributing country over the period with a 29.6% return and 25.2% allocation, leading to a contribution of 8.2%. The Brazilian Real aided in the performance of the country by 1.0%. Indian securities, which were given an average allocation of 22.6%, contributed the least to the Fund's return with a 4.3% contribution. The Fund's exposure to the Brazilian Real, Hong Kong Dollar, and South Korean Won led to a net contribution of -0.4% to the Fund's return. On a relative basis, the Fund outperformed the benchmark. The Fund's holdings in Brazil led to 1.2% of relative outperformance as the Fund over weighted the benchmark securities by 17.7%. There was no country that created relative underperformance over the period.

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        23.46%
Financials                                    20.35
Consumer Discretionary                        18.03
Materials                                      7.67
Energy                                         7.51
Health Care                                    6.09
Industrials                                    5.66
Consumer Staples                               4.91
Real Estate                                    2.49
Telecommunication Services                     1.96
Utilities                                      1.87
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Eros International PLC                         2.23%
Dr. Reddy's Laboratories Ltd., ADR             1.68
Vedanta Resources PLC                          1.61
Yatra Online, Inc.                             1.60
Tata Motors Ltd., ADR                          1.59
WNS (Holdings) Ltd., ADR                       1.58
Axis Bank Ltd., GDR                            1.52
Larsen & Toubro Ltd., GDR                      1.51
HDFC Bank Ltd., ADR                            1.50
Vedanta Ltd., ADR                              1.50
                                             ------
     Total                                    16.32%
                                             ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 12, 2010 - SEPTEMBER 30, 2017

            First Trust BICK     ISE BICK(TM)     MSCI All Country     MSCI Emerging
            Index Fund           Index            World Index          Markets Index
            ----------------     ------------     ----------------     -------------
4/12/10     $10,000              $10,000          $10,000              $10,000
9/30/10      10,417               10,488            9,800               10,487
3/31/11      11,231               11,311           11,127               11,486
9/30/11       7,586                7,795            9,211                8,793
3/31/12       8,996                9,139           11,045               10,475
9/30/12       8,328                8,515           11,143               10,282
3/31/13       8,480                8,665           12,207               10,656
9/30/13       8,385                8,681           13,119               10,383
3/31/14       8,808                9,127           14,231               10,527
9/30/14       9,050                9,432           14,604               10,829
3/31/15       8,497                8,920           15,003               10,572
9/30/15       6,865                7,163           13,632                8,740
3/31/16       7,383                7,773           14,352                9,300
9/30/16       8,512                8,958           15,262               10,207
3/31/17       9,234                9,764           16,510               10,901
9/30/17      10,822               11,512           18,108               12,499

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         26          7          0          0           135         77          5          0
10/1/13 - 9/30/14         28          1          0          0           131         82         10          0
10/1/14 - 9/30/15         38          6          0          0           116         79         13          0
10/1/15 - 9/30/16         34          0          0          0           113         97          8          1
10/1/16 - 9/30/17         65         26          0          0            51         99         10          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

The First Trust Nasdaq Smartphone Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Smartphone Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities included in the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association have jointly developed the eligibility and selection criteria and rules for the Index. The Index is designed to track the performance of companies engaged in the smartphone segment of the telecommunications and technology sectors. To be eligible for the Index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Technology Association. Component securities must be listed on an index-eligible global stock exchange, as determined by the Index Provider, have a minimum worldwide market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended    (2/17/11)     Ended    (2/17/11)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  23.68%     18.24%      9.33%     131.09%      80.39%
 Market Price                                                         24.15%     18.23%      9.32%     131.03%      80.34%

INDEX PERFORMANCE
 Nasdaq CTA Smartphone Index(SM)                                      25.00%     19.30%     10.32%     141.62%      91.47%
 MSCI World Index                                                     18.17%     10.99%      8.25%      68.44%      68.99%
 MSCI All Country World Information Technology Index                  30.00%     16.71%     13.33%     116.59%     128.84%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 23.68% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Information Technology Index generated a return of 30.00%. United States domiciled securities were given the highest allocation over the period at 46.7%. These securities returned 25.4% leading to a contribution of 12.6%. French securities however were the top returning securities with a 89.3% return. Netherlands securities were the worst performing securities with a -30.6% return. The Fund's currency exposure had a -0.7% impact on performance, primarily impacted by the Taiwanese Dollar (0.3% contribution) and the Japanese Yen (-1.5% contribution). On a relative basis, the Fund underperformed the benchmark primarily due to Taiwanese securities where the Fund underperformed -24.4% and was overweight 3.9%, causing -2.8% of drag. French securities in the Fund reversed 1.6% of underperformance by outperforming the benchmark by 50.4%.

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        74.29%
Consumer Discretionary                         9.41
Telecommunication Services                     8.93
Real Estate                                    3.55
Industrials                                    1.92
Health Care                                    1.90
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
BlackBerry Ltd.                                3.53%
HTC Corp.                                      3.22
Samsung Electronics Co., Ltd.                  3.19
Celestica, Inc.                                3.16
Benchmark Electronics, Inc.                    3.08
Kyocera Corp.                                  3.02
FIH Mobile Ltd.                                3.01
Flex Ltd.                                      2.98
BYD Co., Ltd., Class H                         2.96
LG Electronics, Inc.                           2.92
                                             ------
     Total                                    31.07%
                                             ======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   FEBRUARY 17, 2011 - SEPTEMBER 30, 2017

            First Trust Nasdaq         Nasdaq CTA               MSCI World     MSCI All Country World
            Smartphone Index Fund      Smartphone Index(SM)     Index          Information Technology Index
            ----------------------     --------------------     ----------     ----------------------------
2/17/11     $10,000                    $10,000                  $10,000        $10,000
3/31/11       9,433                      9,403                    9,849          9,547
9/30/11       7,503                      7,595                    8,251          8,390
3/31/12       9,238                      9,328                    9,904         10,774
9/30/12       7,805                      7,925                   10,032         10,566
3/31/13       9,021                      9,180                   11,077         10,774
9/30/13      10,975                     11,245                   12,059         11,756
3/31/14      12,117                     12,470                   13,188         13,356
9/30/14      12,748                     13,187                   13,530         14,502
3/31/15      13,920                     14,460                   13,983         15,485
9/30/15      12,194                     12,706                   12,842         14,328
3/31/16      13,098                     13,739                   13,501         15,785
9/30/16      14,585                     15,318                   14,300         17,605
3/31/17      16,474                     17,409                   15,494         19,719
9/30/17      18,041                     19,147                   16,898         22,884

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         85         13          0          0           109         43          0          0
10/1/13 - 9/30/14        139         12          0          0            86         14          1          0
10/1/14 - 9/30/15        123          4          0          0           118          7          0          0
10/1/15 - 9/30/16         19          0          0          0           164         67          3          0
10/1/16 - 9/30/17         59          0          0          0           159         32          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for the Index, component securities must be listed on an Index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended     (5/9/11)     Ended     (5/9/11)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  23.46%    12.31%      6.32%      78.71%      48.01%
 Market Price                                                         24.38%    12.46%      6.36%      79.85%      48.35%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)                                     25.26%    13.25%      7.33%      86.30%      57.20%
 MSCI World Index                                                     18.17%    10.99%      8.51%      68.44%      68.60%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 23.46% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 18.17%. Securities listed on the Hong Kong exchange were the top performing securities over the period with a return of 88.9%. Geely Automobile Holdings Ltd. notably returned 218.3% leading to a contribution of 3.5%. The top contributing country in the Fund was the United States with a 6.6% contribution, stemming from its 22.9% allocation and 27.6% return. Chinese securities were the worst performing securities over the period with a -12.9% return, but due to the country's low weighting of just 0.4%, the contribution was limited to -0.1%. The Fund's currency exposure had a -3.7% impact on performance, primarily impacted by the Euro (1.2% contribution) and the Japanese Yen (-4.6% contribution). On a relative basis, the Fund outperformed the benchmark. The primary cause of the relative outperformance is due to the Fund's holdings among Hong Kong Consumer Discretionary securities. The Fund over weighted the benchmark by 8.3% and outperformed the benchmark by 50.5%, which led to 5.5% of relative outperformance. Amongst these securities, Geely Automobile Holdings Ltd. alone created 2.5% of outperformance as the benchmark did not have any exposure to this security. The Fund's holdings amongst South Korean securities reversed -1.7% of outperformance as the Fund underperformed the benchmark by -7.8%.

-----------------------------
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Fund. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        99.67%
Industrials                                    0.33
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
General Motors Co.                             8.25%
Daimler AG                                     8.18
Ford Motor Co.                                 8.10
Toyota Motor Corp.                             7.93
Honda Motor Co., Ltd.                          7.89
Geely Automobile Holdings Ltd.                 4.18
Renault S.A.                                   4.15
Volkswagen AG (Preference Shares)              4.09
Bayerische Motoren Werke AG                    4.08
Hyundai Motor Co.                              3.94
                                             ------
     Total                                    60.79%
                                             ======


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    MAY 9, 2011 - SEPTEMBER 30, 2017

           First Trust NASDAQ         NASDAQ OMX Global        MSCI World
           Global Auto Index Fund     Auto Index Index(SM)     Index
           ----------------------     --------------------     ----------
5/9/11     $10,000                    $10,000                  $10,000
9/30/11      7,545                      7,717                    8,232
3/31/12      9,324                      9,459                    9,881
9/30/12      8,282                      8,439                   10,009
3/31/13     10,210                     10,402                   11,052
9/30/13     13,205                     13,581                   12,032
3/31/14     13,593                     14,039                   13,158
9/30/14     13,085                     13,556                   13,499
3/31/15     14,034                     14,601                   13,951
9/30/15     11,727                     12,208                   12,813
3/31/16     11,826                     12,418                   13,470
9/30/16     11,990                     12,550                   14,267
3/31/17     13,091                     13,851                   15,458
9/30/17     14,803                     15,719                   16,858

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-    1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%       0.99%     1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13         97          77        16          0            50         10          0          0
10/1/13 - 9/30/14        133          17         0          0            88         14          0          0
10/1/14 - 9/30/15         90          12         1          1           129         19          0          0
10/1/15 - 9/30/16         78           7         2          0           118         42          5          1
10/1/16 - 9/30/17         91           9         0          0           124         26          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund"), formerly First Trust ISE Cloud Computing Index Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts representing securities in the Index.

The Index is owned and was developed by International Securities Exchange, LLC (the "Index Provider"). The Index Provider has contracted with Standard & Poor's Dow Jones Indices to calculate and maintain the Index. To be eligible for the Index, a security must be actively engaged in a business activity supporting or utilizing the cloud computing space. Component securities must have a market capitalization of at least $100 million.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended     (7/5/11)     Ended     (7/5/11)
                                                                      9/30/17   9/30/17   to 9/30/17   9/30/17   to 9/30/17
FUND PERFORMANCE
 NAV                                                                  23.00%    16.37%      12.67%     113.43%    110.52%
 Market Price                                                         22.94%    16.29%      12.67%     112.68%    110.42%

INDEX PERFORMANCE
 ISE Cloud Computing(TM) Index                                        22.61%    16.91%      13.22%     118.40%    116.98%
 S&P 500(R) Index                                                     18.61%    14.22%      13.07%      94.44%    115.21%
 S&P Composite 1500 Information Technology Index                      28.63%    17.46%      16.65%     123.54%    161.42%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 23.00% during the 12-month period covered by this report. During the same period, the benchmark S&P 500(R) Index generated a return of 18.61%. The Packaged Software industry was the top contributing industry over the period with a 7.1% contribution coming from its 28.0% weighting and 25.0% return. The Computer Communications industry was the worst performing industry over the period with a 9.9% return and 1.5% contribution. On a relative basis, the Fund outperformed the benchmark. The Cable/Satellite TV industry within the Consumer Discretionary sector was the leading cause of the Fund's outperformance as the Fund gave a 3.3% greater allocation to securities like Netflix, Inc. leading to 2.2% of relative outperformance. Due to the Fund having a 0% allocation to Financial securities, the Fund lost -2.5% of outperformance as the benchmark had a 14.3% allocation to these well performing securities.

-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Cloud Computing(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R), and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        86.83%
Consumer Discretionary                         8.86
Real Estate                                    4.31
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Teradata Corp.                                 5.28%
Red Hat, Inc.                                  5.28
Facebook, Inc., Class A                        4.81
VMware, Inc., Class A                          4.79
Netflix, Inc.                                  4.74
NetApp, Inc.                                   4.61
Zynga, Inc., Class A                           4.58
Cisco Systems, Inc.                            4.55
Oracle Corp.                                   4.54
salesforce.com, Inc.                           4.44
                                             ------
     Total                                    47.62%
                                             ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 5, 2011 - SEPTEMBER 30, 2017

            First Trust Cloud         ISE Cloud                   S&P 500(R)     S&P Composite 1500
            Computing ETF             Computing(TM) Index         Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/5/11      $10,000                   $10,000                     $10,000        $10,000
9/30/11       7,902                     7,909                       8,501          8,886
3/31/12      10,604                    10,641                      10,702         11,739
9/30/12       9,864                     9,934                      11,068         11,695
3/31/13      10,531                    10,640                      12,196         11,682
9/30/13      12,214                    12,376                      13,209         12,718
3/31/14      13,390                    13,612                      14,861         14,655
9/30/14      13,581                    13,852                      15,815         16,153
3/31/15      14,551                    14,885                      16,753         17,253
9/30/15      13,994                    14,354                      15,718         16,547
3/31/16      14,781                    15,247                      17,052         18,475
9/30/16      17,114                    17,697                      18,143         20,324
3/31/17      19,392                    19,930                      19,979         23,173
9/30/17      21,052                    21,701                      21,519         26,144

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/12 - 9/30/13        134         27          0          0            71         17          1          0
10/1/13 - 9/30/14        191         18          0          0            38          5          0          0
10/1/14 - 9/30/15        193          9          0          0            48          2          0          0
10/1/15 - 9/30/16        146          1          0          0           106          0          0          0
10/1/16 - 9/30/17        188          0          0          0            62          1          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

First Trust International IPO ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX International Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 non-U.S. companies, including companies domiciled in emerging markets, ranked quarterly by market capitalization in the IPOX(R) Global Composite Index. The Index includes the 50 largest and typically most liquid initial public offerings ("IPOs") and spin-offs of companies legally domiciled outside the United States that trade on an accessible global stock exchange.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL          CUMULATIVE
                                                                                     TOTAL RETURNS         TOTAL RETURNS
                                                                   1 Year Ended   Inception (11/4/14)   Inception (11/4/14)
                                                                     9/30/17          to 9/30/17            to 9/30/17
FUND PERFORMANCE
 NAV                                                                  26.71%             6.33%                19.51%
 Market Price                                                         26.77%             6.52%                20.13%

INDEX PERFORMANCE
 IPOX International Index                                             28.15%             7.10%                22.03%
 MSCI World Index Ex-US                                               18.73%             5.62%                17.22%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 26.71% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index Ex-US generated a return of 18.73%. Securities domiciled in Italy were the top returning securities in the Fund over the period with a 100.7% return while Mexican securities were the worst performing securities over the period with a -13.4% return. The largest contribution to the Fund's return came from Chinese securities, represented primarily by Alibaba Group, with a 42.5% return and 6.3% contribution. Even though Mexican securities were only given a 0.8% allocation, they were the least contributing securities over the period with a -13.4% return and -0.4% contribution. The Fund's currency exposure had a -1.2% impact on performance, primarily impacted by the Euro (1.0% contribution) and the Japanese Yen (-2.7% contribution). On a relative basis, the Fund outperformed the benchmark primarily due to Chinese securities which created 4.4% of outperformance by the Fund having a 13.4% higher allocation to the well performing country. Japanese securities reversed -1.0% of outperformance due to the Fund's 1.2% lower return amongst these heavily allocated securities.

-----------------------------
IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) International Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund.

A patent with respect to the IPOX(R) index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX(R) is a registered international trademark of IPOX(R) Schuster LLC (www.ipoxschuster.com).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    22.62%
Consumer Discretionary                        19.05
Information Technology                        17.32
Industrials                                   13.86
Real Estate                                    8.46
Utilities                                      7.95
Consumer Staples                               4.16
Materials                                      3.90
Health Care                                    2.21
Telecommunication Services                     0.47
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alibaba Group Holding Ltd., ADR               10.02%
Japan Post Bank Co., Ltd.                      7.04
JD.com, Inc., ADR                              6.90
Recruit Holdings Co., Ltd.                     4.65
China Vanke Co., Ltd., Class H                 4.60
Altice N.V., Class A                           4.00
CK Asset Holdings Ltd.                         3.87
ABN AMRO Group N.V., CVA                       3.56
Ferrari N.V.                                   3.43
Aena SME S.A.                                  3.43
                                             ------
     Total                                    51.50%
                                             ======


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    NOVEMBER 4, 2014 - SEPTEMBER 30, 2017

            First Trust International     IPOX International     MSCI World
            IPO ETF                       Index                  Index Ex-US
            -------------------------     ------------------     -----------
11/4/14     $10,000                       $10,000                $10,000
3/31/15       9,798                         9,813                 10,252
9/30/15       8,526                         8,522                  9,212
3/31/16       8,864                         8,954                  9,386
9/30/16       9,432                         9,523                  9,872
3/31/17       9,913                        10,072                 10,506
9/30/17      11,952                        12,204                 11,722

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
11/5/14 - 9/30/15         90         11          1          0           117          8          0          1
10/1/15 - 9/30/16        109         30          0          0            86         28          0          0
10/1/16 - 9/30/17        138         32          0          0            63         17          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") is an exchange-traded fund that seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the Nasdaq CTA Cybersecurity Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks or in depositary receipts that comprise the Index. The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index will include securities of companies classified as "cybersecurity" companies by the CTA.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL          CUMULATIVE
                                                                                     TOTAL RETURNS         TOTAL RETURNS
                                                                   1 Year Ended   Inception (7/6/15)    Inception (7/6/15)
                                                                     9/30/17          to 9/30/17            to 9/30/17
FUND PERFORMANCE
 NAV                                                                  10.73%             4.75%                10.92%
 Market Price                                                         10.62%             4.70%                10.82%

INDEX PERFORMANCE
 Nasdaq CTA Cybersecurity Index(SM)                                   11.50%             5.52%                12.77%
 S&P 500(R) Index                                                     18.61%            11.56%                27.71%
 S&P Composite 1500 Information Technology Index                      28.63%            20.19%                50.84%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 10.73% during the 12-month period covered by this report. During the same period, the benchmark S&P Composite 1500 Information Technology Index generated a return of 28.63%. United States domiciled securities were given the highest allocation over the period at 82.9%. These securities had a return of 14.2%, which led to a contribution of 11.8%. Japanese securities however were the top performing securities at 45.6%. Netherland securities were the worst performing securities with a -30.6% return. The Fund's currency exposure had a 0.1% impact on performance, primarily impacted by the Great British Pound (0.2% contribution) and the Euro (0.2% contribution). On a relative basis, the Fund underperformed the benchmark primarily due to United States securities, where the Fund underperformed -14.8% and was underweight 17.0% as the benchmark did not have any international exposure. Japanese securities reversed 0.8% of drag as the benchmark did not have any exposure to the well performing country.

-----------------------------
The First Trust Nasdaq Cybersecurity ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or their affiliates (Nasdaq, Inc. and its affiliates, collectively, the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the First Trust Nasdaq Cybersecurity ETF. The Corporations neither recommend nor endorse any investment in the Index. The Corporations make no warranties and bear no liability with respect to the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        92.40%
Industrials                                    7.60
                                             ------
     Total                                   100.00%
                                             ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Symantec Corp.                                 6.43%
Palo Alto Networks, Inc.                       6.38
Cisco Systems, Inc.                            6.13
VMware, Inc., Class A                          5.93
NXP Semiconductors N.V.                        5.88
FireEye, Inc.                                  3.33
BAE Systems PLC                                3.17
Trend Micro, Inc.                              3.13
CACI International, Inc., Class A              3.04
Akamai Technologies, Inc.                      3.03
                                             ------
     Total                                    46.45%
                                             ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 6, 2015 - SEPTEMBER 30, 2017

            First Trust Nasdaq        Nasdaq CTA                  S&P 500(R)     S&P Composite 1500
            Cybersecurity ETF         Cybersecurity Index(SM)     Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                   $10,000                     $10,000        $10,000
9/30/15       8,575                     8,585                       9,328          9,547
3/31/16       8,595                     8,645                      10,120         10,659
9/30/16      10,018                    10,113                      10,768         11,726
3/31/17      10,993                    11,137                      11,858         13,370
9/30/17      11,093                    11,276                      12,772         15,084

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 7, 2015 (commencement of trading) through September 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-      0.50%-    1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%       0.99%     1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
7/7/15 - 9/30/15          49           7         1          0             4          0          0          0
10/1/15 - 9/30/16        140           0         0          0           113          0          0          0
10/1/16 - 9/30/17        228           2         0          0            21          0          0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2017 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International IPO ETF or First Trust Nasdaq Cybersecurity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH           DURING THE
                                                   APRIL 1, 2017    SEPTEMBER 30, 2017     PERIOD (a)      SIX-MONTH PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,132.80             0.60%               $3.21
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%               $3.04

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $1,044.60             0.60%               $3.08
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%               $3.04

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,081.30             0.58%               $3.03
Hypothetical (5% return before expenses)             $1,000.00          $1,022.16             0.58%               $2.94

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $1,069.50             0.60%               $3.11
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%               $3.04

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)
Actual                                               $1,000.00          $1,103.30             0.70%               $3.69
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%               $3.55

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2017 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH           DURING THE
                                                   APRIL 1, 2017    SEPTEMBER 30, 2017     PERIOD (a)      SIX-MONTH PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,180.70             0.70%               $3.83
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%               $3.55

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $1,080.70             0.70%               $3.65
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%               $3.55

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $1,106.90             0.70%               $3.70
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%               $3.55

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $1,172.00             0.64%               $3.48
Hypothetical (5% return before expenses)             $1,000.00          $1,021.86             0.64%               $3.24

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)
Actual                                               $1,000.00          $1,095.10             0.70%               $3.68
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%               $3.55

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $1,130.80             0.70%               $3.74
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%               $3.55

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $1,085.60             0.60%               $3.14
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%               $3.04

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)
Actual                                               $1,000.00          $1,205.70             0.70%               $3.87
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%               $3.55

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $1,009.10             0.60%               $3.02
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%               $3.04


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1, 2017 through September 30, 2017), multiplied by 183/365 (to reflect the one-half year period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             BELGIUM -- 3.1%
     475,265 Proximus S.A., DP                 $   16,376,730
                                               --------------
             FINLAND -- 4.9%
   1,311,979 Fortum OYJ                            26,189,960
                                               --------------
             FRANCE -- 21.0%
     320,165 Casino Guichard Perrachon S.A.        18,988,157
     598,723 CNP Assurances                        14,032,239
     181,920 Fonciere des Regions                  18,897,233
     344,799 SCOR SE                               14,456,618
     281,932 Societe Generale S.A.                 16,505,734
     279,461 TOTAL S.A.                            15,010,170
      54,710 Unibail-Rodamco SE                    13,304,081
                                               --------------
                                                  111,194,232
                                               --------------
             GERMANY -- 8.4%
      71,910 Allianz SE                            16,143,842
     302,504 Deutsche Post AG                      13,466,272
      70,636 Muenchener Rueckversicherungs-
                Gesellschaft AG in Muenchen        15,102,296
                                               --------------
                                                   44,712,410
                                               --------------
             ITALY -- 7.7%
   1,001,205 Assicurazioni Generali S.p.A.         18,649,085
   4,535,040 Snam S.p.A.                           21,847,090
                                               --------------
                                                   40,496,175
                                               --------------
             NETHERLANDS -- 2.8%
     422,096 Boskalis Westminster                  14,754,154
                                               --------------
             SPAIN -- 2.8%
   2,147,039 Banco Santander S.A.                  14,989,433
                                               --------------
             SWEDEN -- 3.0%
   1,216,405 Skandinaviska Enskilda Banken
                AB, Class A                        16,024,783
                                               --------------
             SWITZERLAND -- 14.4%
     126,710 PSP Swiss Property AG                 11,671,949
     188,026 Swiss Prime Site AG                   16,902,632
     149,956 Swiss Re AG                           13,580,979
      28,003 Swisscom AG                           14,349,242
      64,266 Zurich Insurance Group AG             19,604,664
                                               --------------
                                                   76,109,466
                                               --------------
             UNITED KINGDOM -- 31.5%
     317,693 AstraZeneca PLC                       21,093,824
   1,642,349 BAE Systems PLC                       13,897,697
   1,813,566 easyJet PLC                           29,575,218
     907,298 GlaxoSmithKline PLC                   18,096,843
   5,208,443 J Sainsbury PLC                       16,603,757
     996,050 Royal Dutch Shell PLC, Class B        30,624,797
   1,195,855 SSE PLC                               22,386,126
   1,253,558 United Utilities Group PLC            14,353,589
                                               --------------
                                                  166,631,851
                                               --------------
             TOTAL COMMON STOCKS -- 99.6%         527,479,194
             (Cost $490,491,304)               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.2%
     956,363 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.90% (b)              $      956,363
             (Cost $956,363)                   --------------

             TOTAL INVESTMENTS -- 99.8%           528,435,557
             (Cost $491,447,667) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                 1,091,184
                                               --------------
             NET ASSETS -- 100.0%              $  529,526,741
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Rate shown reflects yield as of September 30, 2017.

(c) Aggregate cost for federal income tax purposes is $495,894,442. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,842,684 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,301,569. The net unrealized appreciation was $32,541,115.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $  527,479,194  $           --  $           --
Money Market Funds           956,363              --              --
                      ----------------------------------------------
Total Investments     $  528,435,557  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $168,193,006 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on September 30, 2016, exceeding a certain threshold.


                        See Notes to Financial Statements                Page 35

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

SEPTEMBER 30, 2017

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
Euro                                                 50.9%
British Pound Sterling                               31.5
Swiss Franc                                          14.4
Swedish Krona                                         3.0
United States Dollar                                  0.2
                                                    ------
     Total                                          100.0%
                                                    ======


Page 36                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 5.7%
     196,196 BGP Holdings PLC (b) (c) (d)      $            0
      17,427 BWP Trust                                 40,326
      12,082 Charter Hall Retail REIT                  37,434
      53,023 Cromwell Property Group                   39,720
      36,456 Dexus                                    271,663
      62,910 Goodman Group                            406,616
      64,584 GPT Group (The)                          251,272
      20,041 Investa Office Fund                       70,741
     132,689 Mirvac Group                             238,346
     183,228 Scentre Group                            564,835
      26,626 Shopping Centres Australasia
                Property Group                         47,828
      86,615 Stockland                                292,145
     117,428 Vicinity Centres                         245,014
      68,631 Westfield Corp.                          422,060
                                               --------------
                                                    2,928,000
                                               --------------
             AUSTRIA -- 0.4%
       3,835 BUWOG AG                                 114,946
       2,478 CA Immobilien Anlagen AG                  71,168
                                               --------------
                                                      186,114
                                               --------------
             BELGIUM -- 0.6%
         644 Aedifica S.A.                             60,754
         692 Befimmo S.A.                              43,650
         739 Cofinimmo S.A.                            94,897
         570 Intervest Offices &
                Warehouses N.V.                        14,956
          73 Leasinvest Real Estate S.C.A.              8,617
         193 Retail Estates N.V.                       16,791
         598 Warehouses De Pauw C.V.A                  67,497
          76 Wereldhave Belgium N.V.                    8,354
         223 Xior Student Housing N.V.                 10,525
                                               --------------
                                                      326,041
                                               --------------
             BERMUDA -- 0.6%
      41,722 Hongkong Land Holdings Ltd.              300,398
                                               --------------
             CANADA -- 2.8%
       3,038 Allied Properties Real Estate
                Investment Trust                       97,002
       5,398 Artis Real Estate Investment Trust        57,192
       1,357 Boardwalk Real Estate Investment
                Trust                                  41,338
       4,826 Canadian Apartment Properties
                REIT                                  130,460
       2,608 Canadian Real Estate Investment
                Trust                                  96,419
       6,870 Chartwell Retirement Residences           82,038
       6,564 Cominar Real Estate Investment
                Trust                                  71,387
       3,140 Crombie Real Estate Investment
                Trust                                  34,300
       4,806 Dream Global Real Estate
                Investment Trust                       42,408
       2,765 Dream Office Real Estate
                Investment Trust                       46,602


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CANADA (CONTINUED)
       5,299 First Capital Realty, Inc.        $       83,578
       1,675 Granite Real Estate Investment
                Trust                                  67,215
      10,257 H&R Real Estate Investment Trust         177,067
       2,630 Killam Apartment Real Estate
                Investment Trust                       27,802
       1,788 Northview Apartment Real Estate
                Investment Trust                       32,156
       9,668 Pure Industrial Real Estate Trust         49,280
      11,623 RioCan Real Estate Investment
                Trust                                 222,912
       4,144 Smart Real Estate Investment Trust        97,775
                                               --------------
                                                    1,456,931
                                               --------------
             CAYMAN ISLANDS -- 1.5%
      96,216 CK Asset Holdings Ltd.                   796,298
                                               --------------
             FINLAND -- 0.1%
      13,747 Citycon OYJ                               36,167
       5,046 Technopolis OYJ                           23,438
                                               --------------
                                                       59,605
                                               --------------
             FRANCE -- 3.3%
         241 ANF Immobilier                             6,272
         766 Carmila S.A.                              22,004
       1,402 Fonciere des Regions                     145,635
       1,595 Gecina S.A.                              258,638
       1,264 ICADE                                    112,746
       7,363 Klepierre S.A.                           289,003
       1,467 Mercialys S.A.                            29,302
       3,550 Unibail-Rodamco SE                       863,270
                                               --------------
                                                    1,726,870
                                               --------------
             GERMANY -- 3.6%
       1,081 ADLER Real Estate AG (e)                  17,101
       4,745 alstria office REIT-AG                    67,774
       1,730 Deutsche EuroShop AG                      64,878
      12,714 Deutsche Wohnen SE                       539,755
       1,544 DIC Asset AG                              17,060
       2,720 Hamborner REIT AG                         29,415
       2,265 LEG Immobilien AG                        229,123
       5,249 TAG Immobilien AG                         88,217
       2,366 TLG Immobilien AG                         54,557
      17,390 Vonovia SE                               739,913
       3,130 WCM Beteiligungs &
                Grundbesitz-AG                         13,462
                                               --------------
                                                    1,861,255
                                               --------------
             GUERNSEY -- 0.1%
       8,592 F&C UK Real Estate Investment
                Ltd.                                   12,204
       8,860 Regional REIT Ltd. (f)                    12,466
      18,571 Schroder Real Estate Investment
                Trust Ltd.                             15,305
      13,926 Standard Life Investment Property
                Income Trust Ltd.                      17,121
                                               --------------
                                                       57,096
                                               --------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             HONG KONG -- 5.9%
      69,632 Champion REIT                     $       48,046
      72,325 Hang Lung Properties Ltd.                171,656
      38,743 Henderson Land Development
                Co., Ltd.                             256,663
      22,440 Hysan Development Co., Ltd.              105,570
      22,078 I-CABLE Communications Ltd. (c)              721
      79,016 Link REIT                                640,293
     196,859 New World Development Co., Ltd.          282,754
     106,478 Sino Land Co., Ltd.                      187,014
      51,126 Sun Hung Kai Properties Ltd.             830,546
      37,841 Swire Properties Ltd.                    128,371
      43,556 Wharf Holdings (The) Ltd.                388,076
                                               --------------
                                                    3,039,710
                                               --------------
             IRELAND -- 0.2%
      24,500 Green REIT PLC                            43,637
      24,819 Hibernia REIT PLC                         44,734
      12,540 Irish Residential Properties REIT
                PLC                                    21,861
                                               --------------
                                                      110,232
                                               --------------
             ISLE OF MAN -- 0.0%
      43,253 Redefine International PLC                22,024
                                               --------------
             ISRAEL -- 0.1%
       1,065 Azrieli Group Ltd.                        59,113
                                               --------------
             ITALY -- 0.1%
      36,487 Beni Stabili S.p.A. SIIQ                  31,653
      12,867 Immobiliare Grande Distribuzione
                SIIQ S.p.A.                            13,420
                                               --------------
                                                       45,073
                                               --------------
             JAPAN -- 9.9%
          21 Activia Properties, Inc.                  87,154
          45 Advance Residence Investment
                Corp.                                 110,695
       4,227 AEON Mall Co., Ltd.                       75,243
          49 AEON REIT Investment Corp.                49,599
          54 Daiwa House REIT Investment
                Corp.                                 129,283
          10 Daiwa Office Investment Corp.             50,033
          16 Frontier Real Estate Investment
                Corp.                                  64,910
          22 Fukuoka REIT Corp.                        31,321
          87 GLP J-REIT                                90,692
      12,700 Hulic Co., Ltd.                          124,489
          33 Hulic REIT, Inc.                          48,682
          13 Industrial & Infrastructure Fund
                Investment Corp.                       55,108
         111 Invincible Investment Corp.               45,820
          43 Japan Excellent, Inc.                     51,092
         144 Japan Hotel REIT Investment Corp.         90,988
          30 Japan Logistics Fund, Inc.                55,854
          30 Japan Prime Realty Investment
                Corp.                                 100,244
          44 Japan Real Estate Investment Corp.       211,544


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
          54 Japan Rental Housing Investments,
                Inc.                           $       38,104
          96 Japan Retail Fund Investment Corp.       172,250
          13 Kenedix Office Investment Corp.           71,513
          18 Kenedix Retail REIT Corp.                 37,400
      42,330 Mitsubishi Estate Co., Ltd.              736,002
      33,881 Mitsui Fudosan Co., Ltd.                 734,678
          52 Mori Hills REIT Investment Corp.          62,340
          35 Mori Trust Sogo REIT, Inc.                52,379
          16 Nippon Accommodations Fund,
                Inc.                                   62,137
          45 Nippon Building Fund, Inc.               224,350
          64 Nippon Prologis REIT, Inc.               134,854
       4,300 Nomura Real Estate Holdings, Inc.         91,637
         142 Nomura Real Estate Master Fund,
                Inc.                                  184,622
       3,852 NTT Urban Development Corp.               38,340
          91 Orix JREIT, Inc.                         130,606
          45 Premier Investment Corp.                  42,710
          32 Sekisui House REIT, Inc.                  36,970
          38 Sekisui House Residential
                Investment Corp.                       37,215
      15,744 Sumitomo Realty & Development
                Co., Ltd.                             476,413
       7,387 Tokyo Tatemono Co., Ltd.                  94,467
          32 Tokyu REIT, Inc.                          38,989
         104 United Urban Investment Corp.            152,315
                                               --------------
                                                    5,123,042
                                               --------------
             JERSEY -- 0.1%
       3,481 Kennedy Wilson Europe Real
                Estate PLC                             50,750
       2,833 Phoenix Spree Deutschland Ltd.            12,527
       8,520 Target Healthcare REIT Ltd.               13,358
                                               --------------
                                                       76,635
                                               --------------
             LUXEMBOURG -- 0.3%
       1,043 ADO Properties S.A. (f)                   51,546
       3,899 Grand City Properties S.A.                82,256
                                               --------------
                                                      133,802
                                               --------------
             NETHERLANDS -- 0.4%
       1,685 Eurocommercial Properties N.V.            72,052
         622 NSI N.V.                                  24,502
         651 Vastned Retail N.V.                       29,007
       1,444 Wereldhave N.V.                           68,104
                                               --------------
                                                      193,665
                                               --------------
             NEW ZEALAND -- 0.1%
      50,796 Kiwi Property Group Ltd.                  49,531
                                               --------------
             NORWAY -- 0.1%
       3,916 Entra ASA (f)                             53,593
                                               --------------
             SINGAPORE -- 2.6%
      85,100 Ascendas Real Estate Investment
                Trust                                 166,881
      71,990 CapitaLand Commercial Trust               87,835
      89,930 CapitaLand Ltd.                          237,347


Page 38                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SINGAPORE (CONTINUED)
      82,483 CapitaLand Mall Trust             $      121,616
      27,800 CDL Hospitality Trusts                    33,201
      16,800 City Developments Ltd.                   140,325
      47,255 Fortune Real Estate Investment
                Trust                                  55,472
      69,000 Keppel REIT                               60,024
      68,021 Mapletree Commercial Trust                76,223
      45,000 Mapletree Industrial Trust                62,203
      57,953 Mapletree Logistics Trust                 52,978
      90,597 Suntec Real Estate Investment
                Trust                                 124,563
      17,000 UOL Group Ltd.                           101,766
                                               --------------
                                                    1,320,434
                                               --------------
             SPAIN -- 0.8%
       2,239 Axiare Patrimonio Socimi S.A.             45,754
       3,168 Hispania Activos Inmobiliarios
                Socimi S.A.                            57,099
       8,970 Inmobiliaria Colonial Socimi S.A.         88,990
       3,201 Lar Espana Real Estate Socimi S.A.        31,098
      12,005 Merlin Properties Socimi S.A.            166,291
                                               --------------
                                                      389,232
                                               --------------
             SWEDEN -- 1.5%
       9,650 Castellum AB                             151,416
         554 Catena AB                                  9,965
       1,280 D Carnegie & Co. AB (c)                   17,994
       3,014 Dios Fastigheter AB                       19,242
       4,723 Fabege AB                                 96,839
       3,471 Fastighets AB Balder, Class B (c)         90,260
       5,372 Hemfosa Fastigheter AB                    68,264
       3,920 Hufvudstaden AB, Class A                  66,898
      20,195 Klovern AB, Class B                       26,902
       6,757 Kungsleden AB                             46,499
       2,396 Pandox AB                                 45,626
       6,611 Wallenstam AB, Class B                    65,827
       2,374 Wihlborgs Fastigheter AB                  58,061
                                               --------------
                                                      763,793
                                               --------------
             SWITZERLAND -- 1.0%
         504 Allreal Holding AG                        88,325
         218 Mobimo Holding AG                         58,870
       1,405 PSP Swiss Property AG                    129,422
       2,530 Swiss Prime Site AG                      227,435
                                               --------------
                                                      504,052
                                               --------------
             UNITED KINGDOM -- 4.5%
      64,204 Assura PLC                                53,943
       5,196 Big Yellow Group PLC                      52,707
      36,802 British Land (The) Co. PLC               296,874
      26,174 Capital & Counties Properties PLC         92,838
      19,082 Capital & Regional PLC                    14,511
      11,647 Custodian REIT PLC                        17,987
         162 Daejan Holdings PLC                       12,504
       3,584 Derwent London PLC                       134,183
      20,990 Empiric Student Property PLC              28,478
      13,797 GCP Student Living PLC                    26,807


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED KINGDOM (CONTINUED)
      14,669 Grainger PLC                      $       52,719
      11,678 Great Portland Estates PLC                95,612
      28,409 Hammerson PLC                            204,425
      28,763 Hansteen Holdings PLC                     53,188
       3,520 Helical PLC                               14,174
      31,731 Intu Properties PLC                       98,007
      25,516 Land Securities Group PLC                332,511
      22,872 LondonMetric Property PLC                 50,938
      10,675 NewRiver REIT PLC                         48,449
      20,415 Primary Health Properties PLC             33,443
       7,289 Safestore Holdings PLC                    42,654
      35,708 Segro PLC                                256,469
       8,024 Shaftesbury PLC                          109,242
      48,802 Tritax Big Box REIT PLC                   93,122
       8,512 UNITE Group (The) PLC                     78,417
       4,307 Workspace Group PLC                       51,221
                                               --------------
                                                    2,345,423
                                               --------------
             UNITED STATES -- 53.1%
       2,944 Acadia Realty Trust                       84,257
         985 Agree Realty Corp.                        48,344
          76 Alexander's, Inc.                         32,231
       3,306 Alexandria Real Estate Equities,
                Inc.                                  393,315
       1,433 American Assets Trust, Inc.               56,990
       4,776 American Campus Communities,
                Inc.                                  210,860
       8,564 American Homes 4 Rent, Class A           185,924
       5,573 Apartment Investment &
                Management Co., Class A               244,432
       7,495 Apple Hospitality REIT, Inc.             141,730
       2,728 Ashford Hospitality Trust, Inc.           18,196
       4,921 AvalonBay Communities, Inc.              878,005
       5,504 Boston Properties, Inc.                  676,332
       6,164 Brandywine Realty Trust                  107,808
      10,900 Brixmor Property Group, Inc.             204,920
       3,244 Camden Property Trust                    296,664
       2,676 CareTrust REIT, Inc.                      50,951
       5,983 CBL & Associates Properties, Inc.         50,197
       2,932 Cedar Realty Trust, Inc.                  16,478
       1,371 Chatham Lodging Trust                     29,230
       2,100 Chesapeake Lodging Trust                  56,637
       4,369 Columbia Property Trust, Inc.             95,113
       3,554 Corporate Office Properties Trust        116,678
      14,840 Cousins Properties, Inc.                 138,606
       6,426 CubeSmart                                166,819
       3,290 DCT Industrial Trust, Inc.               190,557
      11,040 DDR Corp.                                101,126
       7,099 DiamondRock Hospitality Co.               77,734
       7,298 Digital Realty Trust, Inc.               863,572
       5,180 Douglas Emmett, Inc.                     204,196
      12,699 Duke Realty Corp.                        365,985
       1,193 EastGroup Properties, Inc.               105,127
       2,609 Education Realty Trust, Inc.              93,741
       4,544 Empire State Realty Trust, Inc.,
                Class A                                93,334
       2,240 EPR Properties                           156,218


                        See Notes to Financial Statements                Page 39

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       4,300 Equity Commonwealth (c)           $      130,720
       2,904 Equity LifeStyle Properties, Inc.        247,072
      12,742 Equity Residential                       840,080
       2,335 Essex Property Trust, Inc.               593,160
       4,347 Extra Space Storage, Inc.                347,412
       2,569 Federal Realty Investment Trust          319,095
       4,223 First Industrial Realty Trust, Inc.      127,070
       2,061 First Potomac Realty Trust                22,960
       8,670 Forest City Realty Trust, Inc.,
                Class A                               221,172
       2,189 Four Corners Property Trust, Inc.         54,550
       3,709 Franklin Street Properties Corp.          39,390
       7,170 Gaming and Leisure Properties,
                Inc.                                  264,501
       1,098 Getty Realty Corp.                        31,414
      22,016 GGP, Inc.                                457,272
       2,376 Global Net Lease, Inc.                    52,011
       3,356 Government Properties Income
                Trust                                  62,992
       5,370 Gramercy Property Trust                  162,442
      16,775 HCP, Inc.                                466,848
       4,355 Healthcare Realty Trust, Inc.            140,841
       7,087 Healthcare Trust of America, Inc.,
                Class A                               211,193
       1,377 Hersha Hospitality Trust                  25,709
       3,631 Highwoods Properties, Inc.               189,139
       5,794 Hospitality Properties Trust             165,071
      26,083 Host Hotels & Resorts, Inc.              482,275
       5,576 Hudson Pacific Properties, Inc.          186,963
       4,279 Investors Real Estate Trust               26,145
       3,141 Invitation Homes, Inc.                    71,144
       3,072 JBG SMITH Properties (c)                 105,093
       3,444 Kilroy Realty Corp.                      244,937
      14,749 Kimco Realty Corp.                       288,343
       2,939 Kite Realty Group Trust                   59,515
       4,040 LaSalle Hotel Properties                 117,241
       8,351 Lexington Realty Trust                    85,347
       5,252 Liberty Property Trust                   215,647
       1,635 Life Storage, Inc.                       133,759
       1,397 LTC Properties, Inc.                      65,631
       4,885 Macerich (The) Co.                       268,528
       3,214 Mack-Cali Realty Corp.                    76,204
      12,923 Medical Properties Trust, Inc.           169,679
       4,047 Mid-America Apartment
                Communities, Inc.                     432,543
       2,462 Monmouth Real Estate Investment
                Corp.                                  39,860
       1,410 National Health Investors, Inc.          108,979
       5,306 National Retail Properties, Inc.         221,048
       1,572 National Storage Affiliates Trust         38,105
       2,913 New Senior Investment Group, Inc.         26,654
       6,946 Omega Healthcare Investors, Inc.         221,647
       7,081 Paramount Group, Inc.                    113,296
       5,132 Park Hotels & Resorts, Inc.              141,438
       1,503 Parkway, Inc.                             34,614


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
       2,444 Pebblebrook Hotel Trust           $       88,326
       2,430 Pennsylvania Real Estate
                Investment Trust                       25,491
       6,390 Physicians Realty Trust                  113,295
       5,171 Piedmont Office Realty Trust, Inc.,
                Class A                               104,247
      18,843 Prologis, Inc.                         1,195,777
         702 PS Business Parks, Inc.                   93,717
       5,289 Public Storage                         1,131,793
       1,698 QTS Realty Trust, Inc., Class A           88,907
       3,355 Quality Care Properties, Inc. (c)         52,002
       2,790 Ramco-Gershenson Properties
                Trust                                  36,298
       9,759 Realty Income Corp.                      558,117
       5,326 Regency Centers Corp.                    330,425
       3,844 Retail Opportunity Investments
                Corp.                                  73,074
       8,246 Retail Properties of America, Inc.,
                Class A                               108,270
       2,504 Rexford Industrial Realty, Inc.           71,664
       6,022 RLJ Lodging Trust                        132,484
       1,569 Ryman Hospitality Properties, Inc.        98,047
       5,646 Sabra Health Care REIT, Inc.             123,873
         395 Saul Centers, Inc.                        24,454
       2,248 Select Income REIT                        52,648
       8,401 Senior Housing Properties Trust          164,240
         891 Seritage Growth Properties,
                Class A                                41,048
      11,116 Simon Property Group, Inc.             1,789,787
       3,445 SL Green Realty Corp.                    349,047
      17,276 Spirit Realty Capital, Inc.              148,055
       3,296 STAG Industrial, Inc.                     90,541
       4,537 Starwood Waypoint Homes                  165,011
       6,088 STORE Capital Corp.                      151,409
       3,679 Summit Hotel Properties, Inc.             58,827
       2,712 Sun Communities, Inc.                    232,364
       8,010 Sunstone Hotel Investors, Inc.           128,721
       3,288 Tanger Factory Outlet Centers, Inc.       80,293
       2,106 Taubman Centers, Inc.                    104,668
       1,821 Terreno Realty Corp.                      65,884
       1,693 Tier REIT, Inc.                           32,675
       9,478 UDR, Inc.                                360,448
         450 Universal Health Realty Income
                Trust                                  33,971
       3,467 Urban Edge Properties                     83,624
       1,048 Urstadt Biddle Properties, Inc.,
                Class A                                22,742
      12,675 Ventas, Inc.                             825,523
      34,892 VEREIT, Inc.                             289,255
       6,145 Vornado Realty Trust                     472,428
       6,620 Washington Prime Group, Inc.              55,145
       2,741 Washington Real Estate Investment
                Trust                                  89,795
       4,285 Weingarten Realty Investors              136,006
      13,103 Welltower, Inc.                          920,879
       3,768 WP Carey, Inc.                           253,926


Page 40                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       3,820 Xenia Hotels & Resorts, Inc.      $       80,411
                                               --------------
                                                   27,428,688
                                               --------------
             TOTAL COMMON STOCKS -- 99.4%          51,356,650
             (Cost $46,167,191)                --------------

             INVESTMENT COMPANIES (a) -- 0.2%
             GUERNSEY -- 0.2%
      18,856 F&C Commercial Property Trust
                Ltd.                                   37,673
      15,271 MedicX Fund Ltd.                          18,621
      19,329 Picton Property Income Ltd.               22,081
      23,383 UK Commercial Property Trust
                Ltd.                                   28,827
                                               --------------
             TOTAL INVESTMENT
                COMPANIES -- 0.2%                     107,202
             (Cost $103,472)                   --------------

             RIGHTS (a) -- 0.0%
             SINGAPORE -- 0.0%
      11,950 CapitaLand Commercial
                Trust, expiring 10/19/17 (b) (c)        2,572
       5,295 Mapletree Logistics Trust,
                expiring 10/4/17 (b) (c)                  371
                                               --------------
             TOTAL RIGHTS -- 0.0%                       2,943
             (Cost $0)                         --------------

             MONEY MARKET FUNDS -- 0.1%
      61,067 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.90% (g)                      61,067
             (Cost $61,067)                    --------------

             TOTAL INVESTMENTS -- 99.7%            51,527,862
             (Cost $46,331,730) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                   172,126
                                               --------------
             NET ASSETS -- 100.0%              $   51,699,988
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at $2,943 or 0.0% of net assets.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) Non-income producing security which makes in-kind distributions. For the fiscal year ended September 30, 2017, the Fund received 110 shares of ADLER Real Estate AG.

(f) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(g)   Rate shown reflects yield as of September 30, 2017.

(h) Aggregate cost for federal income tax purposes is $47,554,281. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,781,366 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,807,785. The net unrealized appreciation was $3,973,581.


                        See Notes to Financial Statements                Page 41

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2017

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                    TOTAL
                   VALUE AT
                  9/30/2017        LEVEL 1        LEVEL 2       LEVEL 3
                ---------------------------------------------------------
Common
   Stocks:
Australia       $    2,928,000  $    2,928,000  $        --** $        --
Other Country
   Categories*      48,428,650      48,428,650           --            --
                ---------------------------------------------------------
Total Common
   Stocks           51,356,650      51,356,650           --**          --
Investment
   Companies*          107,202         107,202           --            --
Rights*                  2,943              --        2,943            --
Money Market
   Funds                61,067          61,067           --            --
                ---------------------------------------------------------
Total
   Investments  $   51,527,862  $   51,524,919  $     2,943   $        --
                =========================================================

*  See Portfolio of Investments for country breakout.

** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred investments valued at $20,573,683 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
United States Dollar                                 53.9%
Japanese Yen                                          9.9
Euro                                                  9.8
Hong Kong Dollar                                      7.5
Australian Dollar                                     5.7
British Pound Sterling                                5.1
Canadian Dollar                                       2.8
Singapore Dollar                                      2.5
Swedish Krona                                         1.5
Swiss Franc                                           1.0
Israeli Shekel                                        0.1
Norwegian Krone                                       0.1
New Zealand Dollar                                    0.1
                                                    ------
     Total                                          100.0%
                                                    ======


Page 42                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 13.0%
     178,454 Australia & New Zealand Banking
                Group Ltd.                     $    4,143,387
     513,144 Bendigo and Adelaide Bank Ltd.         4,673,142
      66,919 Commonwealth Bank of Australia         3,949,967
     550,611 Crown Resorts Ltd.                     4,884,780
   1,340,593 Harvey Norman Holdings Ltd.            4,080,056
     171,247 JB Hi-Fi Ltd.                          3,078,755
      61,843 Macquarie Group Ltd.                   4,410,496
     206,136 National Australia Bank Ltd.           5,093,331
     437,128 Suncorp Group Ltd.                     4,474,625
     919,322 Sydney Airport                         5,127,135
   1,439,854 Tabcorp Holdings Ltd.                  4,822,629
   1,499,854 Telstra Corp., Ltd.                    4,105,934
     115,771 Wesfarmers Ltd.                        3,753,208
     175,642 Westpac Banking Corp.                  4,397,732
                                               --------------
                                                   60,995,177
                                               --------------
             BERMUDA -- 2.9%
     967,619 Kerry Properties Ltd.                  4,007,178
     120,957 Lazard Ltd., Class A                   5,469,676
     268,783 VTech Holdings Ltd.                    3,915,652
                                               --------------
                                                   13,392,506
                                               --------------
             CANADA -- 10.6%
      54,947 Bank of Nova Scotia (The)              3,531,757
      94,741 BCE, Inc.                              4,438,837
      40,225 Canadian Imperial Bank of
                Commerce                            3,519,425
     210,945 CI Financial Corp.                     4,613,656
     111,531 Emera, Inc.                            4,224,368
     134,825 Genworth MI Canada, Inc.               4,001,258
     150,254 IGM Financial, Inc.                    5,050,413
      74,570 National Bank of Canada                3,588,803
     235,664 Russel Metals, Inc.                    5,209,067
     171,439 Shaw Communications, Inc.,
                Class B                             3,946,085
     116,202 TELUS Corp.                            4,179,640
      73,448 TransCanada Corp.                      3,630,165
                                               --------------
                                                   49,933,474
                                               --------------
             CAYMAN ISLANDS -- 1.3%
     600,912 Phoenix Group Holdings                 6,087,468
                                               --------------
             DENMARK -- 1.0%
     211,018 Tryg A/S                               4,873,062
                                               --------------
             FINLAND -- 4.4%
     404,549 Fortum OYJ                             8,075,680
     103,942 Metso OYJ                              3,813,213
      83,244 Nokian Renkaat OYJ                     3,702,248
      95,690 Sampo OYJ, Class A                     5,057,625
                                               --------------
                                                   20,648,766
                                               --------------
             FRANCE -- 11.2%
     170,934 AXA S.A.                               5,169,839
      64,247 BNP Paribas S.A.                       5,182,434
      92,110 Bouygues S.A.                          4,370,898


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             FRANCE (CONTINUED)
      98,413 Casino Guichard Perrachon S.A.    $    5,836,620
     196,700 CNP Assurances                         4,610,047
     535,665 Engie S.A.                             9,097,632
     175,090 Lagardere S.C.A.                       5,861,511
     973,362 Natixis S.A.                           7,788,276
      87,010 TOTAL S.A.                             4,673,407
                                               --------------
                                                   52,590,664
                                               --------------
             GERMANY -- 1.0%
      21,405 Allianz SE                             4,805,436
                                               --------------
             HONG KONG -- 3.3%
   2,742,757 New World Development Co., Ltd.        3,939,492
   8,134,624 PCCW Ltd.                              4,404,918
   3,955,476 SJM Holdings Ltd.                      3,620,469
     381,371 Swire Pacific Ltd., Class A            3,700,640
                                               --------------
                                                   15,665,519
                                               --------------
             IRELAND -- 0.6%
      89,332 Seagate Technology PLC                 2,963,142
                                               --------------
             ITALY -- 3.7%
     297,008 Assicurazioni Generali S.p.A.          5,532,261
     780,764 Banca Mediolanum S.p.A.                6,828,571
     289,841 Eni S.p.A.                             4,795,856
                                               --------------
                                                   17,156,688
                                               --------------
             JAPAN -- 1.5%
      98,530 Aozora Bank Ltd.                       3,747,686
     576,400 Tokai Tokyo Financial Holdings,
                Inc.                                3,416,653
                                               --------------
                                                    7,164,339
                                               --------------
             NETHERLANDS -- 0.9%
     760,852 Aegon N.V.                             4,431,484
                                               --------------
             NEW ZEALAND -- 3.2%
     516,691 Fletcher Building Ltd.                 2,981,907
   2,981,967 SKY Network Television Ltd.            5,815,447
   2,392,280 Spark New Zealand Ltd.                 6,306,978
                                               --------------
                                                   15,104,332
                                               --------------
             NORWAY -- 1.0%
     235,161 Statoil ASA                            4,703,515
                                               --------------
             PORTUGAL -- 1.4%
   1,747,312 EDP-Energias de Portugal S.A.          6,577,460
                                               --------------
             SINGAPORE -- 1.2%
   2,838,300 StarHub Ltd.                           5,440,363
                                               --------------
             SPAIN -- 4.2%
     210,941 Gas Natural SDG S.A.                   4,669,572
   1,279,755 Mapfre S.A.                            4,165,519
     227,051 Red Electrica Corp. S.A.               4,771,264
     585,392 Telefonica S.A.                        6,359,678
                                               --------------
                                                   19,966,033
                                               --------------
             SWEDEN -- 4.5%
     408,233 Nordea Bank AB                         5,533,392
     380,723 Skandinaviska Enskilda Banken
                AB, Class A                         5,015,602
     199,343 Swedbank AB, Class A                   5,511,675


                        See Notes to Financial Statements                Page 43

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
   1,130,001 Telia Co., AB                     $    5,321,961
                                               --------------
                                                   21,382,630
                                               --------------
             SWITZERLAND -- 3.2%
      50,179 Swiss Re AG                            4,544,533
       9,367 Swisscom AG                            4,799,820
      18,205 Zurich Insurance Group AG              5,553,526
                                               --------------
                                                   14,897,879
                                               --------------
             UNITED KINGDOM -- 12.0%
      66,945 AstraZeneca PLC                        4,444,939
     481,053 Bovis Homes Group PLC                  7,052,032
     406,475 easyJet PLC                            6,628,701
     237,221 Galliford Try PLC                      4,300,857
     641,239 HSBC Holdings PLC                      6,333,596
   1,525,130 Legal & General Group PLC              5,311,500
   1,205,713 Old Mutual PLC                         3,137,597
     232,434 Royal Dutch Shell PLC, Class A         7,024,391
     335,332 Tate & Lyle PLC                        2,913,996
   2,387,590 Taylor Wimpey PLC                      6,254,758
     271,938 United Utilities Group PLC             3,113,766
                                               --------------
                                                   56,516,133
                                               --------------
             UNITED STATES -- 13.6%
      92,282 AT&T, Inc.                             3,614,686
     117,305 CenterPoint Energy, Inc.               3,426,479
     325,944 CenturyLink, Inc.                      6,160,342
      28,792 Chevron Corp.                          3,383,060
     132,000 CNA Financial Corp.                    6,633,000
     117,304 FirstEnergy Corp.                      3,616,482
     466,308 Guess?, Inc.                           7,941,225
      50,629 Helmerich & Payne, Inc.                2,638,277
     104,723 Kohl's Corp.                           4,780,605
     193,200 Mattel, Inc.                           2,990,736
      53,731 PacWest Bancorp                        2,713,953
      72,785 Southern (The) Co.                     3,576,655
      61,104 Tupperware Brands Corp.                3,777,449
     434,241 Waddell & Reed Financial, Inc.,
                Class A                             8,715,217
                                               --------------
                                                   63,968,166
                                               --------------

             TOTAL INVESTMENTS -- 99.7%           469,264,236
             (Cost $446,708,942) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                 1,622,420
                                               --------------
             NET ASSETS -- 100.0%              $  470,886,656
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) Aggregate cost for federal income tax purposes is $451,174,038. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $45,128,301 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,038,103. The net unrealized appreciation was $18,090,198.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $  469,264,236  $           --  $          --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $212,918,313 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
Euro                                                 28.4%
United States Dollar                                 15.4
Australian Dollar                                    13.0
British Pound Sterling                               11.9
Canadian Dollar                                      10.6
Hong Kong Dollar                                      5.0
Swedish Krona                                         4.6
New Zealand Dollar                                    3.2
Swiss Franc                                           3.2
Japanese Yen                                          1.5
Singapore Dollar                                      1.2
Danish Krone                                          1.0
Norwegian Krone                                       1.0
                                                    ------
     Total                                          100.0%
                                                    ======


Page 44                 See Notes to Financial Statements

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 98.5%
             AUSTRALIA -- 5.7%
     102,222 AGL Energy Ltd.                   $    1,873,875
   6,453,409 Infigen Energy (b)                     3,847,160
                                               --------------
                                                    5,721,035
                                               --------------
             BERMUDA -- 1.7%
  37,185,083 Concord New Energy Group Ltd.          1,713,686
                                               --------------
             CANADA -- 6.6%
     385,991 Boralex, Inc., Class A                 6,647,923
                                               --------------
             CAYMAN ISLANDS -- 3.7%
   2,883,365 China High Speed Transmission
                Equipment Group Co., Ltd.           3,698,515
                                               --------------
             CHINA -- 12.2%
  10,392,363 China Longyuan Power Group
                Corp., Ltd., Class H                7,742,787
     373,750 China Suntien Green Energy Corp.,
                Ltd., Class H                          92,820
   3,544,711 Xinjiang Goldwind Science &
                Technology Co. Ltd., Class H (c)    4,428,847
                                               --------------
                                                   12,264,454
                                               --------------
             DENMARK -- 17.5%
     149,669 DONG Energy A/S (d)                    8,567,116
   1,266,885 Greentech Energy Systems A/S           1,348,125
      85,539 Vestas Wind Systems A/S                7,675,924
                                               --------------
                                                   17,591,165
                                               --------------
             FRANCE -- 2.0%
     116,692 Engie S.A.                             1,981,875
                                               --------------
             GERMANY -- 10.3%
     172,302 E. ON SE                               1,950,081
     280,377 Nordex SE (b) (c)                      3,200,427
     446,478 PNE Wind AG                            1,345,608
      78,072 RWE AG (b)                             1,773,483
      14,899 Siemens AG                             2,098,996
                                               --------------
                                                   10,368,595
                                               --------------
             ITALY -- 3.6%
     321,732 Enel S.p.A                             1,937,389
      51,081 Prysmian S.p.A.                        1,725,440
                                               --------------
                                                    3,662,829
                                               --------------
             JAPAN -- 3.9%
     130,454 Mitsui & Co., Ltd.                     1,927,971
     204,500 Toray Industries, Inc.                 1,983,664
                                               --------------
                                                    3,911,635
                                               --------------
             NETHERLANDS -- 1.6%
      77,822 SIF Holding NV (c)                     1,668,008
                                               --------------
             PORTUGAL -- 1.9%
     507,287 EDP-Energias de Portugal S.A.          1,909,596
                                               --------------
             SOUTH KOREA -- 1.3%
       7,089 Dongkuk Structures &
                Construction Co., Ltd.                 32,370
     381,943 Unison Co., Ltd. (b)                   1,237,184
                                               --------------
                                                    1,269,554
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SPAIN -- 10.9%
       6,250 Acciona S.A.                      $      502,674
      78,804 Endesa S.A.                            1,776,606
     238,447 Iberdrola S.A.                         1,852,114
     521,640 Siemens Gamesa Renewable
                Energy S.A.                         6,809,495
                                               --------------
                                                   10,940,889
                                               --------------
             SWEDEN -- 1.9%
      87,469 SKF AB, Class B                        1,906,193
                                               --------------
             SWITZERLAND -- 2.5%
      84,195 ABB Ltd.                               2,081,508
       4,847 BKW AG                                   291,065
          98 Gurit Holding AG                         112,437
                                               --------------
                                                    2,485,010
                                               --------------
             UNITED STATES -- 11.2%
      45,508 Alliant Energy Corp.                   1,891,768
      22,282 Duke Energy Corp.                      1,869,905
       8,763 General Cable Corp.                      165,183
      79,227 General Electric Co.                   1,915,709
      12,922 NextEra Energy, Inc.                   1,893,719
      62,023 NRG Energy, Inc.                       1,587,169
      31,538 Trinity Industries, Inc.               1,006,062
      11,868 Woodward, Inc.                           921,075
                                               --------------
                                                   11,250,590
                                               --------------
             TOTAL COMMON STOCKS -- 98.5%          98,991,552
             (Cost $88,351,597)                --------------

             MONEY MARKET FUNDS -- 5.3%
   3,996,076 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.87% (e) (f)                       3,996,076
   1,280,666 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.90% (e)                   1,280,666
                                               --------------
             TOTAL MONEY MARKET
                FUNDS -- 5.3%                       5,276,742
             (Cost $5,276,742)                 --------------

             TOTAL INVESTMENTS -- 103.8%          104,268,294
             (Cost $93,628,339) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (3.8)%              (3,801,073)
                                               --------------
             NET ASSETS -- 100.0%              $  100,467,221
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.


                        See Notes to Financial Statements                Page 45

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

SEPTEMBER 30, 2017

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,774,021 and the total value of the collateral held by the Fund is $3,996,076.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   Rate shown reflects yield as of September 30, 2017.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for federal income tax purposes is $98,853,096. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,472,707 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,057,509. The net unrealized appreciation was $5,415,198.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $   98,991,552  $           --  $           --
Money Market Funds         5,276,742              --              --
                      ----------------------------------------------
Total Investments     $  104,268,294  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $37,815,700 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
Euro                                                 29.3%
Hong Kong Dollar                                     17.0
Danish Krone                                         16.9
United States Dollar                                 15.8
Canadian Dollar                                       6.4
Australian Dollar                                     5.5
Japanese Yen                                          3.7
Swiss Franc                                           2.4
Swedish Krona                                         1.8
South Korean Won                                      1.2
                                                    ------
     Total                                          100.0%
                                                    ======

-------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    3,774,021
Non-cash Collateral(2)                             (3,774,021)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


Page 46                 See Notes to Financial Statements

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRALIA -- 4.1%
       8,605 CIMIC Group Ltd.                  $      298,407
      64,287 Downer EDI Ltd.                          341,389
       5,213 Monadelphous Group Ltd.                   64,198
                                               --------------
                                                      703,994
                                               --------------
             CANADA -- 4.1%
       2,972 Aecon Group, Inc.                         41,850
       9,109 SNC-Lavalin Group, Inc.                  411,666
       8,881 Stantec, Inc.                            246,483
                                               --------------
                                                      699,999
                                               --------------
             CAYMAN ISLANDS -- 1.4%
     160,059 China State Construction
                International Holdings Ltd.           233,175
                                               --------------
             CHINA -- 4.1%
     296,065 China Communications Construction
                Co., Ltd., Class H                    369,532
     395,195 China Railway Group Ltd., Class H        326,816
                                               --------------
                                                      696,348
                                               --------------
             FINLAND -- 0.5%
      11,065 YIT OYJ                                   90,497
                                               --------------
             FRANCE -- 8.4%
      10,085 Bouygues S.A.                            478,564
       4,236 Eiffage S.A.                             438,569
       5,442 Vinci S.A.                               517,122
                                               --------------
                                                    1,434,255
                                               --------------
             GERMANY -- 1.7%
       1,683 HOCHTIEF AG                              283,948
                                               --------------
             IRELAND -- 2.3%
       9,141 Kingspan Group PLC                       388,717
                                               --------------
             ITALY -- 0.3%
      13,018 Salini Impregilo S.p.A.                   51,327
                                               --------------
             JAPAN -- 28.9%
      29,000 Chiyoda Corp. (b)                        169,580
      12,100 COMSYS Holdings Corp.                    289,153
      24,000 JGC Corp.                                388,394
      56,000 Kajima Corp.                             556,392
      12,000 Kandenko Co., Ltd.                       125,945
      13,800 Kinden Corp.                             222,223
       4,170 Kumagai Gumi Co., Ltd.                   125,813
      10,600 Kyowa Exeo Corp.                         210,540
      19,000 Maeda Corp.                              232,171
       7,000 Maeda Road Construction Co., Ltd.        150,607
       3,000 Nippo Corp.                               64,172
       7,720 Nishimatsu Construction Co., Ltd.        222,973
      36,500 Obayashi Corp.                           437,578
       4,700 Okumura Corp.                            179,605
      38,600 Penta-Ocean Construction Co., Ltd.       243,555
       2,600 Raito Kogyo Co., Ltd.                     25,832
      37,500 Shimizu Corp.                            415,574
       1,400 SHO-BOND Holdings Co., Ltd.               79,751
      10,200 Taisei Corp.                             534,814
      23,000 Toda Corp.                               179,258


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
       4,600 Toshiba Plant Systems & Services
                Corp.                          $       77,345
                                               --------------
                                                    4,931,275
                                               --------------
             NETHERLANDS -- 5.3%
       4,277 Arcadis N.V.                              92,177
       9,608 Boskalis Westminster                     335,843
      17,522 Chicago Bridge & Iron Co. N.V. (b)       294,370
      31,217 Koninklijke BAM Groep N.V.               178,499
                                               --------------
                                                      900,889
                                               --------------
             NORWAY -- 0.4%
       5,348 Veidekke ASA                              66,980
                                               --------------
             PANAMA -- 1.6%
      38,878 McDermott International, Inc. (c)        282,643
                                               --------------
             PHILIPPINES -- 0.5%
      15,300 Manila Electric Co.                       85,235
                                               --------------
             SOUTH KOREA -- 2.4%
      33,665 Daewoo Engineering &
                Construction Co., Ltd. (c)            211,922
       8,279 GS Engineering & Construction
                Corp. (c)                             192,636
                                               --------------
                                                      404,558
                                               --------------
             SPAIN -- 5.0%
      11,263 ACS Actividades de Construccion
                y Servicios S.A.                      417,387
      37,689 Obrascon Huarte Lain S.A. (b) (c)        136,128
      48,334 Sacyr S.A. (c)                           126,819
       5,701 Tecnicas Reunidas S.A.                   180,207
                                               --------------
                                                      860,541
                                               --------------
             SWEDEN -- 4.4%
       7,718 NCC AB, Class B                          183,074
      15,766 Peab AB                                  174,018
      17,073 Skanska AB, Class B                      395,545
                                               --------------
                                                      752,637
                                               --------------
             UNITED KINGDOM -- 2.4%
      61,413 Balfour Beatty PLC                       221,533
       8,932 Galliford Try PLC                        161,939
       2,273 Keller Group PLC                          24,930
                                               --------------
                                                      408,402
                                               --------------
             UNITED STATES -- 22.0%
      12,120 AECOM (c)                                446,137
       4,237 Dycom Industries, Inc. (c)               363,874
       5,261 EMCOR Group, Inc.                        365,008
       9,559 Fluor Corp.                              402,434
       5,998 Granite Construction, Inc.               347,584
       7,837 Jacobs Engineering Group, Inc.           456,662
      18,771 KBR, Inc.                                335,625
       7,819 MasTec, Inc. (c)                         362,802
      13,398 Quanta Services, Inc. (c)                500,683
       6,249 Tutor Perini Corp. (c)                   177,472
                                               --------------
                                                    3,758,281
                                               --------------
             TOTAL COMMON STOCKS -- 99.8%          17,033,701
             (Cost $13,758,521)                --------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 2.7%
     457,372 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.87% (d) (e)                  $      457,372
             (Cost $457,372)                   --------------

             TOTAL INVESTMENTS -- 102.5%           17,491,073
             (Cost $14,215,893) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.5)%                (425,092)
                                               --------------
             NET ASSETS -- 100.0%              $   17,065,981
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $441,609 and the total value of the collateral held by the Fund is $457,372.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of September 30, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $14,389,428. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,176,721 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,075,076. The net unrealized appreciation was $3,101,645.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $   17,033,701  $           --  $           --
Money Market Funds           457,372              --              --
                      ----------------------------------------------
Total Investments     $   17,491,073  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $10,498,408 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                         28.2%
United States Dollar                                 27.4
Euro                                                 21.3
Hong Kong Dollar                                      5.3
Swedish Krona                                         4.3
Australian Dollar                                     4.0
Canadian Dollar                                       4.0
British Pound Sterling                                2.3
South Korean Won                                      2.3
Philippine Peso                                       0.5
Norwegian Krone                                       0.4
                                                    ------
     Total                                          100.0%
                                                    ======


Page 48                 See Notes to Financial Statements

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

SEPTEMBER 30, 2017

-------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      441,609
Non-cash Collateral(2)                               (441,609)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                        See Notes to Financial Statements                Page 49

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             CANADA -- 1.1%
       8,281 Fortis, Inc.                      $      297,193
                                               --------------
             CAYMAN ISLANDS -- 1.6%
     846,039 Wasion Group Holdings Ltd.               428,890
                                               --------------
             FRANCE -- 8.1%
      25,213 Schneider Electric SE                  2,194,106
                                               --------------
             GERMANY -- 5.4%
       3,888 Siemens AG                               547,748
      22,959 SMA Solar Technology AG (b)              899,935
                                               --------------
                                                    1,447,683
                                               --------------
             IRELAND -- 3.9%
       7,073 Eaton Corp., PLC                         543,135
      12,820 Johnson Controls International PLC       516,518
                                               --------------
                                                    1,059,653
                                               --------------
             ITALY -- 10.0%
      83,956 Enel S.p.A                               505,562
      64,635 Prysmian S.p.A.                        2,183,274
                                               --------------
                                                    2,688,836
                                               --------------
             JAPAN -- 6.8%
       5,200 NEC Corp.                                140,947
       5,300 NGK Insulators Ltd.                       99,288
     112,000 Osaki Electric Co., Ltd.                 866,936
      38,200 Panasonic Corp.                          553,522
      62,000 Toshiba Corp. (c)                        173,562
                                               --------------
                                                    1,834,255
                                               --------------
             SPAIN -- 7.1%
      90,520 Red Electrica Corp., S.A.              1,902,193
                                               --------------
             SWITZERLAND -- 8.1%
      87,886 ABB Ltd.                               2,172,759
                                               --------------
             UNITED KINGDOM -- 1.8%
      40,413 National Grid PLC                        500,702
                                               --------------
             UNITED STATES -- 45.8%
      13,804 Advanced Energy Industries,
                Inc. (c)                            1,114,811
         334 AZZ, Inc.                                 16,266
      22,115 Badger Meter, Inc.                     1,083,635
      40,998 Control4 Corp. (c)                     1,207,801
         368 Digi International, Inc. (c)               3,901
         705 EnerSys                                   48,765
         343 ESCO Technologies, Inc.                   20,563
      59,889 General Cable Corp.                    1,128,907
      20,674 General Electric Co.                     499,897
       3,671 Honeywell International, Inc.            520,327
         846 Hubbell, Inc.                             98,153
      13,982 Itron, Inc. (c)                        1,082,906
       1,082 MasTec, Inc. (c)                          50,205
      31,120 MYR Group, Inc. (c)                      906,837
      56,506 Quanta Services, Inc. (c)              2,111,629
      79,159 Silver Spring Networks, Inc. (c)       1,280,001
      37,949 SolarEdge Technologies, Inc. (c)       1,083,444
         331 Valmont Industries, Inc.                  52,331


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
         675 WESCO International, Inc. (c)     $       39,319
                                               --------------
                                                   12,349,698
                                               --------------
             TOTAL COMMON STOCKS -- 99.7%          26,875,968
             (Cost $22,038,084)                --------------

             MONEY MARKET FUNDS -- 2.2%
     583,422 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.87% (d) (e)                         583,422
             (Cost $583,422)                   --------------

             TOTAL INVESTMENTS -- 101.9%           27,459,390
             (Cost $22,621,506) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.9)%                (508,723)
                                               --------------
             NET ASSETS -- 100.0%              $   26,950,667
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $556,957 and the total value of the collateral held by the Fund is $583,422.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of September 30, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $22,786,999. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,998,755 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $326,364. The net unrealized appreciation was $4,672,391.


Page 50                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

SEPTEMBER 30, 2017

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $   26,875,968  $           --  $           --
Money Market Funds           583,422              --              --
                      ----------------------------------------------
Total Investments     $   27,459,390  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $7,755,684 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
United States Dollar                                 50.9%
Euro                                                 30.0
Swiss Franc                                           7.9
Japanese Yen                                          6.7
British Pound Sterling                                1.8
Hong Kong Dollar                                      1.6
Canadian Dollar                                       1.1
                                                    ------
     Total                                          100.0%
                                                    ======

-------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      556,957
Non-cash Collateral(2)                               (556,957)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                        See Notes to Financial Statements                Page 51

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 2.7%
      40,081 Fortescue Metals Group Ltd.       $      161,599
      13,400 Regis Resources Ltd.                      37,840
       3,050 Washington H. Soul Pattinson &
                Co., Ltd.                              38,111
                                               --------------
                                                      237,550
                                               --------------
             BRAZIL -- 1.4%
       9,601 Cia de Saneamento Basico do
                Estado de Sao Paulo                   100,704
       1,841 Cia de Saneamento de Minas
                Gerais-COPASA                          24,896
                                               --------------
                                                      125,600
                                               --------------
             CANADA -- 5.5%
       3,899 Agrium, Inc.                             417,851
       4,515 Peyto Exploration & Development
                Corp.                                  73,818
                                               --------------
                                                      491,669
                                               --------------
             CAYMAN ISLANDS -- 0.2%
      39,648 China Zhongwang Holdings Ltd.             20,251
                                               --------------
             CHINA -- 0.1%
       6,058 Shandong Chenming Paper
                Holdings Ltd., Class H                 11,478
                                               --------------
             FAROE ISLANDS -- 0.6%
       1,111 Bakkafrost P/F                            51,041
                                               --------------
             FINLAND -- 7.2%
       5,166 Metsa Board OYJ                           35,382
      15,448 Stora Enso OYJ, Class R                  218,182
      14,495 UPM-Kymmene OYJ                          392,826
                                               --------------
                                                      646,390
                                               --------------
             FRANCE -- 15.6%
       9,559 Suez                                     174,493
      16,393 TOTAL S.A., ADR                          877,353
      14,673 Veolia Environnement S.A.                339,035
                                               --------------
                                                    1,390,881
                                               --------------
             HONG KONG -- 1.3%
      80,942 Guangdong Investment Ltd.                115,430
                                               --------------
             INDIA -- 5.4%
      18,105 National Aluminium Co., Ltd.              21,661
      79,136 Oil & Natural Gas Corp., Ltd.            207,108
       5,222 Oil India Ltd.                            28,273
      11,494 Vedanta Ltd., ADR                        222,524
                                               --------------
                                                      479,566
                                               --------------
             INDONESIA -- 0.8%
     385,887 Adaro Energy Tbk PT                       52,287
      10,180 Indo Tambangraya Megah Tbk PT             15,305
                                               --------------
                                                       67,592
                                               --------------
             JAPAN -- 0.5%
       2,300 Nippon Paper Industries Co., Ltd.         42,760
                                               --------------
             JERSEY ISLAND -- 0.7%
      32,127 Centamin PLC                              62,380
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             LUXEMBOURG -- 0.5%
       1,381 Ternium S.A., ADR                 $       42,714
                                               --------------
             NORWAY -- 2.9%
      11,339 Marine Harvest ASA                       224,232
       1,388 Salmar ASA                                39,211
                                               --------------
                                                      263,443
                                               --------------
             PHILIPPINES -- 0.3%
      29,060 Semirara Mining & Power Corp.             26,715
                                               --------------
             PORTUGAL -- 0.1%
       1,675 Altri S.G.P.S. S.A.                        8,845
                                               --------------
             RUSSIA -- 8.4%
         146 Acron PJSC                                 8,672
       1,518 MMC Norilsk Nickel PJSC                  261,615
       2,708 Novolipetsk Steel PJSC, GDR               61,607
       1,017 PhosAgro PJSC                             41,079
       4,968 Severstal PJSC, GDR                       74,272
      42,306 Tatneft PJSC                             302,265
                                               --------------
                                                      749,510
                                               --------------
             SOUTH AFRICA -- 1.0%
       3,390 Exxaro Resources Ltd.                     30,761
      12,566 Sibanye-Stillwater, ADR                   56,044
                                               --------------
                                                       86,805
                                               --------------
             SOUTH KOREA -- 3.3%
       1,699 SK Innovation Co., Ltd.                  295,195
                                               --------------
             SWEDEN -- 0.6%
       1,061 Holmen AB, Class B                        49,670
                                               --------------
             THAILAND -- 2.3%
     127,100 Charoen Pokphand Foods PCL               101,947
      38,300 PTT Exploration & Production PCL         102,784
                                               --------------
                                                      204,731
                                               --------------
             TURKEY -- 0.8%
      35,141 Eregli Demir ve Celik Fabrikalari
                TAS                                    76,240
                                               --------------
             UNITED KINGDOM -- 14.3%
      11,786 Pennon Group PLC                         125,872
      15,298 Royal Dutch Shell PLC, Class A,
                ADR                                   926,753
      19,087 United Utilities Group PLC               218,551
                                               --------------
                                                    1,271,176
                                               --------------
             UNITED STATES -- 22.9%
      15,516 Archer-Daniels-Midland Co.               659,585
       1,766 Domtar Corp.                              76,627
      10,981 Exxon Mobil Corp.                        900,223
       7,165 International Paper Co.                  407,115
                                               --------------
                                                    2,043,550
                                               --------------

             TOTAL INVESTMENTS -- 99.4%             8,861,182
             (Cost $8,043,147) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.6%                    52,268
                                               --------------
             NET ASSETS -- 100.0%              $    8,913,450
                                               ==============


Page 52                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

SEPTEMBER 30, 2017

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) Aggregate cost for federal income tax purposes is $8,044,429. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,006,654 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $189,901. The net unrealized appreciation was $816,753.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $    8,861,182  $           --  $           --
                      ==============================================
* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $1,735,565 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
United States Dollar                                 48.6%
Euro                                                 13.2
Russian Ruble                                         6.9
Canadian Dollar                                       5.5
British Pound Sterling                                4.6
Norwegian Krone                                       3.5
South Korean Won                                      3.3
Indian Rupee                                          2.9
Australian Dollar                                     2.7
Thai Baht                                             2.3
Hong Kong Dollar                                      1.7
Brazilian Real                                        1.4
Turkish Lira                                          0.9
Indonesian Rupiah                                     0.8
Swedish Krona                                         0.6
Japanese Yen                                          0.5
South African Rand                                    0.3
Philippine Peso                                       0.3
                                                    ------
     Total                                          100.0%
                                                    ======


                        See Notes to Financial Statements                Page 53

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRALIA -- 1.5%
       3,465 GrainCorp Ltd., Class A           $       22,178
      25,542 Incitec Pivot Ltd.                        72,127
       4,041 Nufarm Ltd.                               26,277
                                               --------------
                                                      120,582
                                               --------------
             BELGIUM -- 0.4%
         652 Tessenderlo Group S.A. (b)                31,718
                                               --------------
             BERMUDA -- 2.1%
       2,128 Bunge Ltd.                               147,811
     106,538 Sinofert Holdings Ltd. (b)                19,366
                                               --------------
                                                      167,177
                                               --------------
             CANADA -- 6.0%
       2,092 Agrium, Inc.                             224,197
      12,718 Potash Corp. of Saskatchewan, Inc.       244,830
                                               --------------
                                                      469,027
                                               --------------
             CHILE -- 1.3%
       1,822 Sociedad Quimica y Minera de
                Chile S.A., ADR                       101,413
                                               --------------
             GERMANY -- 24.4%
       7,464 BASF SE                                  794,302
       5,708 Bayer AG                                 777,842
       7,055 Evonik Industries AG                     251,982
       2,898 K+S AG                                    78,949
                                               --------------
                                                    1,903,075
                                               --------------
             INDIA -- 4.6%
       4,424 Coromandel International Ltd.             29,265
       9,403 Mahindra & Mahindra Ltd.                 180,553
       2,083 PI Industries Ltd.                        23,614
       3,857 Tata Chemicals Ltd.                       37,977
       7,691 UPL Ltd.                                  91,663
                                               --------------
                                                      363,072
                                               --------------
             JAPAN -- 8.8%
      18,800 Kubota Corp.                             341,750
       3,000 Mitsui Chemicals, Inc.                    91,180
       2,300 Nissan Chemical Industries Ltd.           80,942
         700 Sakata Seed Corp.                         19,907
      25,000 Sumitomo Chemical Co., Ltd.              156,187
                                               --------------
                                                      689,966
                                               --------------
             LUXEMBOURG -- 0.3%
       1,838 Adecoagro S.A. (b)                        19,850
                                               --------------
             MALAYSIA -- 2.7%
     121,101 Petronas Chemicals Group Bhd             209,077
                                               --------------
             NETHERLANDS -- 4.1%
      20,652 CNH Industrial N.V.                      248,031
       3,190 OCI N.V. (b)                              74,688
                                               --------------
                                                      322,719
                                               --------------
             NORWAY -- 2.4%
       4,136 Yara International ASA                   185,236
                                               --------------
             POLAND -- 0.4%
       1,502 Grupa Azoty S.A.                          32,847
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             RUSSIA -- 2.8%
         614 Acron PJSC                        $       36,471
       1,961 PhosAgro PJSC                             79,210
      44,449 Uralkali PJSC (b)                        106,180
                                               --------------
                                                      221,861
                                               --------------
             SINGAPORE -- 2.9%
      96,900 Wilmar International Ltd.                227,168
                                               --------------
             SWITZERLAND -- 0.7%
         155 Bucher Industries AG                      55,143
                                               --------------
             TAIWAN -- 0.3%
      14,836 Taiwan Fertilizer Co., Ltd.               19,203
                                               --------------
             TURKEY -- 0.2%
         808 Turk Traktor ve Ziraat Makineleri
                AS                                     17,609
                                               --------------
             UNITED STATES -- 33.9%
       1,203 AGCO Corp.                                88,745
       3,531 CF Industries Holdings, Inc.             124,150
       2,898 Deere & Co.                              363,960
      11,424 DowDuPont, Inc.                          790,883
       2,031 FMC Corp.                                181,389
       6,305 Monsanto Co.                             755,465
       5,314 Mosaic (The) Co.                         114,729
         547 Raven Industries, Inc.                    17,723
         884 Scotts Miracle-Gro (The) Co.              86,049
         280 Terra Nitrogen Co., L.P. (c)              22,890
       1,634 Toro (The) Co.                           101,406
                                               --------------
                                                    2,647,389
                                               --------------

             TOTAL INVESTMENTS -- 99.8%             7,804,132
             (Cost $6,666,864) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                    12,358
                                               --------------
             NET ASSETS -- 100.0%              $    7,816,490
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c)   Security is a Master Limited Partnership ("MLP").

(d) Aggregate cost for federal income tax purposes is $6,680,704. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,181,603 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $58,175. The net unrealized appreciation was $1,123,428.

ADR   - American Depositary Receipt


Page 54                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

SEPTEMBER 30, 2017

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $    7,804,132  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $2,252,585 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
United States Dollar                                 40.6%
Euro                                                 25.8
Japanese Yen                                          8.8
Canadian Dollar                                       6.0
Indian Rupee                                          4.7
Singapore Dollar                                      2.9
Russian Ruble                                         2.8
Malaysian Ringgit                                     2.7
Norwegian Krone                                       2.4
Australian Dollar                                     1.5
Swiss Franc                                           0.7
Polish Zloty                                          0.4
Hong Kong Dollar                                      0.3
New Taiwan Dollar                                     0.2
Turkish Lira                                          0.2
                                                    ------
     Total                                          100.0%
                                                    ======


                        See Notes to Financial Statements                Page 55

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             BRAZIL -- 25.5%
     314,598 Ambev S.A., ADR                   $    2,073,201
     280,152 B3 S.A. - Brasil Bolsa Balcao          2,111,434
     185,094 Banco Bradesco S.A., ADR               2,048,991
     201,856 Banco do Brasil S.A.                   2,227,513
     223,554 BB Seguridade Participacoes S.A.       2,011,679
     455,660 BR Malls Participacoes S.A.            2,037,209
     145,743 BRF S.A. (b)                           2,107,582
     354,923 CCR S.A.                               1,994,736
     193,268 Cia de Saneamento Basico do
                Estado de Sao Paulo, ADR            2,021,583
     276,278 Cielo S.A.                             1,913,006
     522,950 Gerdau S.A. (Preference Shares)        1,821,240
     209,994 Hypermarcas S.A.                       2,127,688
     154,221 Itau Unibanco Holding S.A., ADR        2,112,828
     607,545 Itausa-Investimentos Itau S.A.
                (Preference Shares)                 2,119,689
     714,757 JBS S.A.                               1,920,522
     344,851 Kroton Educacional S.A.                2,174,407
     348,730 Lojas Americanas S.A.
                (Preference Shares)                 2,121,790
     202,514 Lojas Renner S.A.                      2,301,913
     219,307 Petroleo Brasileiro S.A., ADR (b)      2,201,842
     177,817 Qualicorp S.A.                         2,106,529
      89,359 Raia Drogasil S.A.                     2,115,228
     599,900 Rumo S.A. (b)                          2,288,111
     127,883 Telefonica Brasil S.A., ADR            2,025,667
      84,368 Ultrapar Participacoes S.A.            2,013,868
     177,904 Vale S.A., ADR                         1,791,493
                                               --------------
                                                   51,789,749
                                               --------------
             CAYMAN ISLANDS -- 17.0%
     108,106 AAC Technologies Holdings, Inc.        1,815,698
      11,466 Alibaba Group Holding Ltd.,
                ADR (b)                             1,980,293
       8,635 Baidu, Inc., ADR (b)                   2,138,803
      38,276 Ctrip.com International Ltd.,
                ADR (b)                             2,018,676
     800,725 Geely Automobile Holdings Ltd.         2,255,102
      46,990 JD.com, Inc., ADR (b)                  1,795,018
      51,115 Momo, Inc., ADR (b)                    1,601,944
       7,141 NetEase, Inc., ADR                     1,883,867
      24,091 New Oriental Education &
                Technology Group, Inc., ADR         2,126,272
      19,339 SINA Corp. (b)                         2,217,216
     656,026 Sunac China Holdings Ltd.              3,002,321
     137,301 Sunny Optical Technology Group
                Co., Ltd.                           2,183,008
      64,719 TAL Education Group, ADR               2,181,678
      46,891 Tencent Holdings Ltd.                  2,018,121
      19,479 Weibo Corp., ADR (b)                   1,927,252
     299,352 Yatra Online, Inc. (b)                 3,241,982
                                               --------------
                                                   34,387,251
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CHINA -- 8.4%
   4,189,033 Agricultural Bank of China Ltd.,
                Class H                        $    1,876,903
   3,741,513 Bank of China Ltd., Class H            1,844,030
   2,247,340 China Construction Bank Corp.,
                Class H                             1,864,248
     613,707 China Life Insurance Co., Ltd.,
                Class H                             1,826,602
     522,323 China Merchants Bank Co., Ltd.,
                Class H                             1,835,446
   2,572,624 China Petroleum & Chemical
                Corp., Class H                      1,926,603
   2,630,186 Industrial and Commercial Bank of
                China Ltd., Class H                 1,952,875
   3,082,534 PetroChina Co., Ltd., Class H          1,953,319
     248,209 Ping An Insurance (Group) Co. of
                China Ltd., Class H                 1,904,876
                                               --------------
                                                   16,984,902
                                               --------------
             HONG KONG -- 1.0%
   1,646,822 CNOOC Ltd.                             2,125,040
                                               --------------
             INDIA -- 16.4%
      79,822 Axis Bank Ltd., GDR                    3,081,129
      95,594 Dr. Reddy's Laboratories Ltd.,
                ADR                                 3,410,794
      31,583 HDFC Bank Ltd., ADR                    3,043,654
     328,406 ICICI Bank Ltd., ADR                   2,811,155
     205,145 Infosys Ltd., ADR                      2,993,065
     173,852 Larsen & Toubro Ltd., GDR              3,068,488
     124,458 Reliance Industries Ltd., GDR (c)      2,968,323
      71,395 State Bank of India, GDR               2,741,568
     103,054 Tata Motors Ltd., ADR (b)              3,222,499
     156,997 Vedanta Ltd., ADR                      3,039,462
     518,042 Wipro Ltd., ADR                        2,942,479
                                               --------------
                                                   33,322,616
                                               --------------
             ISLE OF MAN -- 2.2%
     315,606 Eros International PLC (b)             4,513,166
                                               --------------
             JERSEY -- 1.6%
      87,921 WNS (Holdings) Ltd., ADR (b)           3,209,117
                                               --------------
             MAURITIUS -- 1.3%
      90,240 MakeMyTrip Ltd. (b)                    2,594,400
                                               --------------
             SOUTH KOREA -- 24.9%
       7,712 Amorepacific Corp.                     1,747,295
      19,295 Celltrion, Inc. (d)                    2,392,186
       9,411 Hyundai Mobis Co., Ltd.                1,972,009
      15,806 Hyundai Motor Co.                      2,076,922
      18,055 Kakao Corp.                            2,269,979
      40,086 KB Financial Group, Inc.               1,963,439
      51,767 Korea Electric Power Corp.             1,762,704
       5,861 LG Chem Ltd.                           2,005,948
      71,296 LG Display Co., Ltd.                   1,901,683
      27,249 LG Electronics, Inc.                   1,960,377
       5,558 Lotte Chemical Corp.                   1,834,307
       2,942 NAVER Corp.                            1,913,642


Page 56                 See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
       5,776 NCSoft Corp.                      $    2,342,473
      14,375 Netmarble Games Corp. (b) (c)          1,901,438
       6,465 POSCO                                  1,789,326
       7,848 Samsung Biologics Co., Ltd. (b) (c)    2,312,568
      17,215 Samsung C&T Corp.                      2,029,096
      21,988 Samsung Electro-Mechanics Co.,
                Ltd.                                1,958,158
         960 Samsung Electronics Co., Ltd.          2,149,072
      11,302 Samsung SDI Co., Ltd.                  1,958,744
      42,708 Shinhan Financial Group Co., Ltd.      1,875,595
       8,302 SK Holdings Co., Ltd.                  2,087,551
      32,374 SK Hynix, Inc.                         2,343,218
      11,783 SK Innovation Co., Ltd.                2,047,249
       8,761 SK Telecom Co., Ltd.                   1,950,543
                                               --------------
                                                   50,545,522
                                               --------------
             UNITED KINGDOM -- 1.6%
     280,129 Vedanta Resources PLC                  3,273,245
                                               --------------
             TOTAL INVESTMENTS -- 99.9%           202,745,008
             (Cost $185,680,045) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   117,626
                                               --------------
             NET ASSETS -- 100.0%              $  202,862,634
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Non-income producing security which makes in-kind distributions. For the fiscal year ended September 30, 2017, the Fund received 46 shares of Celltrion, Inc.

(e) Aggregate cost for federal income tax purposes is $186,785,323. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,260,679 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,300,994. The net unrealized appreciation was $15,959,685.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $  202,745,008  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $3,238,850 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.


                        See Notes to Financial Statements                Page 57

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             BERMUDA -- 1.9%
      18,842 Marvell Technology Group Ltd.     $      337,272
                                               --------------
             CANADA -- 6.7%
      55,818 BlackBerry Ltd. (b)                      624,045
      45,033 Celestica, Inc. (b)                      557,509
                                               --------------
                                                    1,181,554
                                               --------------
             CAYMAN ISLANDS -- 3.0%
   1,680,160 FIH Mobile Ltd.                          531,261
                                               --------------
             CHINA -- 5.3%
      56,446 BYD Co., Ltd., Class H                   523,518
     123,715 ZTE Corp., Class H (b)                   404,644
                                               --------------
                                                      928,162
                                               --------------
             FINLAND -- 2.8%
      83,727 Nokia OYJ, ADR                           500,687
                                               --------------
             FRANCE -- 1.4%
       7,259 Orange S.A.                              118,910
       5,376 Vivendi S.A.                             136,100
                                               --------------
                                                      255,010
                                               --------------
             GERMANY -- 0.7%
       6,835 Deutsche Telekom AG                      127,515
                                               --------------
             GUERNSEY -- 1.9%
       5,208 Amdocs Ltd.                              334,979
                                               --------------
             HONG KONG -- 0.7%
      11,380 China Mobile Ltd.                        115,306
                                               --------------
             ITALY -- 0.7%
     128,806 Telecom Italia S.p.A. (b)                120,646
                                               --------------
             JAPAN -- 9.7%
       4,550 KDDI Corp.                               119,972
       8,600 Kyocera Corp.                            533,616
       5,270 NTT DOCOMO, Inc.                         120,387
       1,500 SoftBank Group Corp.                     121,093
      13,100 Sony Corp.                               487,328
     121,000 Toshiba Corp. (b)                        338,725
                                               --------------
                                                    1,721,121
                                               --------------
             NETHERLANDS -- 3.7%
       6,253 Gemalto N.V.                             279,319
      19,501 STMicroelectronics N.V.                  377,298
                                               --------------
                                                      656,617
                                               --------------
             RUSSIA -- 0.7%
      12,332 Mobile TeleSystems PJSC, ADR             128,746
                                               --------------
             SINGAPORE -- 3.0%
      31,803 Flex Ltd. (b)                            526,976
                                               --------------
             SOUTH KOREA -- 6.7%
       7,471 KT Corp., ADR                            103,623
       7,159 LG Electronics, Inc.                     515,040
         252 Samsung Electronics Co., Ltd.            564,132
                                               --------------
                                                    1,182,795
                                               --------------
             SPAIN -- 0.7%
      11,439 Telefonica S.A.                          124,273
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SWEDEN -- 1.9%
      57,661 Telefonaktiebolaget LM Ericsson,
                Class B                        $      331,103
                                               --------------
             TAIWAN -- 8.4%
     227,302 HTC Corp. (b)                            568,180
     652,011 Inventec Corp.                           481,633
     547,918 Wistron Corp.                            438,168
                                               --------------
                                                    1,487,981
                                               --------------
             UNITED KINGDOM -- 0.7%
      43,184 Vodafone Group PLC                       120,825
                                               --------------
             UNITED STATES -- 39.3%
       5,214 Agilent Technologies, Inc.               334,739
         359 Alphabet, Inc., Class C (b)              344,320
       4,033 Analog Devices, Inc.                     347,524
       3,155 Apple, Inc.                              486,249
       3,289 AT&T, Inc.                               128,830
      15,921 Benchmark Electronics, Inc. (b)          543,702
       8,322 CEVA, Inc. (b)                           356,182
      15,616 Ciena Corp. (b)                          343,083
       3,112 Crown Castle International Corp.         311,138
       7,232 Maxim Integrated Products, Inc.          345,039
      10,555 Micron Technology, Inc. (b)              415,128
       3,830 Motorola Solutions, Inc.                 325,052
       6,456 QUALCOMM, Inc.                           334,679
      13,817 Sanmina Corp. (b)                        513,301
       2,198 SBA Communications Corp. (b)             316,622
       3,203 Skyworks Solutions, Inc.                 326,386
       8,118 Synaptics, Inc. (b)                      318,063
       4,075 Texas Instruments, Inc.                  365,283
       2,568 Verizon Communications, Inc.             127,090
       5,108 Xilinx, Inc.                             361,800
                                               --------------
                                                    6,944,210
                                               --------------

             TOTAL INVESTMENTS -- 99.9%            17,657,039
             (Cost $13,218,277) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                    26,432
                                               --------------
             NET ASSETS -- 100.0%              $   17,683,471
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $13,419,270. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,711,211 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $473,442. The net unrealized appreciation was $4,237,769.

ADR   - American Depositary Receipt


Page 58                 See Notes to Financial Statements

FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)

SEPTEMBER 30, 2017

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $   17,657,039  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $5,137,054 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
United States Dollar                                 57.0%
Japanese Yen                                          9.7
Hong Kong Dollar                                      8.9
New Taiwan Dollar                                     8.4
Euro                                                  7.3
South Korean Won                                      6.1
Swedish Krona                                         1.9
British Pound Sterling                                0.7
                                                    ------
     Total                                          100.0%
                                                    ======


                        See Notes to Financial Statements                Page 59

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             BERMUDA -- 1.8%
     122,033 Brilliance China Automotive
                Holdings Ltd.                  $      324,938
                                               --------------
             CAYMAN ISLANDS -- 4.3%
      34,982 China Harmony New Energy Auto
                Holding Ltd. (b)                       20,331
     267,438 Geely Automobile Holdings Ltd.           753,192
                                               --------------
                                                      773,523
                                               --------------
             CHINA -- 5.6%
      99,824 AviChina Industry & Technology
                Co., Ltd., Class H                     60,317
      50,900 BAIC Motor Corp., Ltd.,
                Class H (c)                            48,283
      32,925 BYD Co., Ltd., Class H (d)               305,369
      36,989 Chongqing Changan Automobile
                Co., Ltd., Class B                     48,914
     108,599 Dongfeng Motor Group Co., Ltd.,
                Class H                               143,471
     149,657 Great Wall Motor Co., Ltd.,
                Class H (e)                           183,920
      96,876 Guangzhou Automobile Group
                Co., Ltd., Class H                    224,220
                                               --------------
                                                    1,014,494
                                               --------------
             FRANCE -- 7.8%
      27,939 Peugeot S.A.                             665,372
       7,613 Renault S.A.                             747,803
                                               --------------
                                                    1,413,175
                                               --------------
             GERMANY -- 18.9%
       7,257 Bayerische Motoren Werke AG              736,164
      18,489 Daimler AG                             1,474,356
       7,388 Porsche Automobil Holding SE
                (Preference Shares)                   472,392
       4,516 Volkswagen AG (Preference
                Shares)                               736,565
                                               --------------
                                                    3,419,477
                                               --------------
             ITALY -- 0.1%
       6,912 Piaggio & C. S.p.A.                       21,648
                                               --------------
             JAPAN -- 33.5%
      48,035 Honda Motor Co., Ltd.                  1,422,374
      28,959 Mazda Motor Corp.                        443,939
      34,500 Mitsubishi Motors Corp.                  272,873
      67,776 Nissan Motor Co., Ltd.                   671,285
      19,165 Subaru Corp.                             691,490
      13,359 Suzuki Motor Corp.                       700,687
      23,976 Toyota Motor Corp.                     1,429,718
      14,812 Yamaha Motor Co., Ltd.                   443,603
                                               --------------
                                                    6,075,969
                                               --------------
             MALAYSIA -- 0.1%
      12,993 UMW Holdings Bhd (b)                      17,078
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOUTH KOREA -- 5.7%
       5,401 Hyundai Motor Co.                 $      709,696
      11,539 Kia Motors Corp.                         318,863
       1,864 Ssangyong Motor Co. (b)                    8,430
                                               --------------
                                                    1,036,989
                                               --------------
             TAIWAN -- 0.2%
      30,716 China Motor Corp.                         27,096
                                               --------------
             UNITED STATES -- 21.5%
     122,021 Ford Motor Co.                         1,460,592
      36,834 General Motors Co.                     1,487,357
       6,420 Harley-Davidson, Inc.                    309,508
       1,891 Tesla, Inc. (b)                          645,020
                                               --------------
                                                    3,902,477
                                               --------------
             TOTAL COMMON STOCKS -- 99.5%          18,026,864
             (Cost $17,824,109)                --------------

             MONEY MARKET FUNDS -- 1.4%
     245,448 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.87% (f) (g)                         245,448
             (Cost $245,448)                   --------------

             TOTAL INVESTMENTS -- 100.9%           18,272,312
             (Cost $18,069,557) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.9)%                (160,229)
                                               --------------
             NET ASSETS -- 100.0%              $   18,112,083
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $229,019 and the total value of the collateral held by the Fund is $245,448.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2017, securities noted as such are valued at $183,920 or 1.0% of net assets.

(f)   Rate shown reflects yield as of September 30, 2017.

(g)   This security serves as collateral for securities on loan.


Page 60                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

SEPTEMBER 30, 2017

(h) Aggregate cost for federal income tax purposes is $18,503,100. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,937,399 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,168,187. The net unrealized depreciation was $230,788.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                    TOTAL
                   VALUE AT
                  9/30/2017        LEVEL 1        LEVEL 2       LEVEL 3
                ---------------------------------------------------------
Common
   Stocks:
China           $    1,014,494  $      830,574  $   183,920   $        --
Other Country
   Categories*      17,012,370      17,012,370           --            --
                ---------------------------------------------------------
Total Common
   Stocks           18,026,864      17,842,944      183,920            --
Money Market
   Funds               245,448         245,448           --            --
                ---------------------------------------------------------
Total
   Investments  $   18,272,312  $   18,088,392  $   183,920   $        --
                =========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $13,883,754 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                         33.2%
Euro                                                 26.6
United States Dollar                                 22.7
Hong Kong Dollar                                     11.6
South Korean Won                                      5.7
New Taiwan Dollar                                     0.1
Malaysian Ringgit                                     0.1
                                                    ------
     Total                                          100.0%
                                                    ======

-------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      229,019
Non-cash Collateral(2)                               (229,019)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                        See Notes to Financial Statements                Page 61

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 4.2%
   1,422,715 Open Text Corp.                   $   45,939,468
                                               --------------
             GERMANY -- 4.3%
     431,603 SAP SE, ADR (b)                       47,325,269
                                               --------------
             INDIA -- 1.2%
   2,290,072 Wipro Ltd., ADR (b)                   13,007,609
                                               --------------
             ISRAEL -- 1.2%
     110,161 Check Point Software
                Technologies Ltd. (c)              12,560,557
                                               --------------
             UNITED STATES -- 89.1%
     210,711 Activision Blizzard, Inc.             13,592,967
      87,010 Adobe Systems, Inc. (c)               12,980,152
     984,583 Akamai Technologies, Inc. (c)         47,968,884
      47,029 Alphabet, Inc., Class A (c)           45,793,078
      46,675 Amazon.com, Inc. (c)                  44,871,011
     169,905 Apple, Inc.                           26,185,758
     388,526 CA, Inc.                              12,968,998
   1,472,348 Cisco Systems, Inc.                   49,515,063
     105,264 Equinix, Inc.                         46,979,323
     362,314 F5 Networks, Inc. (c)                 43,680,576
     306,503 Facebook, Inc., Class A (c)           52,372,168
   1,778,849 Hewlett Packard Enterprise Co.        26,166,869
     170,049 International Business Machines
                Corp.                              24,670,709
      87,767 Intuit, Inc.                          12,475,201
     145,872 j2 Global, Inc.                       10,777,023
   1,582,789 Juniper Networks, Inc.                44,049,018
     371,631 Microsoft Corp.                       27,682,793
   1,146,535 NetApp, Inc.                          50,172,372
     284,681 Netflix, Inc. (c)                     51,626,899
     337,255 NetScout Systems, Inc. (c)            10,910,199
   1,022,763 Oracle Corp.                          49,450,591
     518,291 Red Hat, Inc. (c)                     57,457,740
     517,885 salesforce.com, Inc. (c)              48,380,817
   1,702,978 Teradata Corp. (c)                    57,543,627
     477,851 VMware, Inc., Class A (b) (c)         52,176,551
  13,188,402 Zynga, Inc., Class A (c)              49,852,159
                                               --------------
                                                  970,300,546
                                               --------------
             TOTAL COMMON STOCKS --
                100.0%                          1,089,133,449
             (Cost $911,853,410)               --------------

             MONEY MARKET FUNDS -- 6.4%
  69,944,968 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class --
                0.87% (d) (e)                      69,944,968
             (Cost $69,944,968)                --------------

             TOTAL INVESTMENTS -- 106.4%        1,159,078,417
             (Cost $981,798,378) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (6.4)%             (70,148,627)
                                               --------------
             NET ASSETS -- 100.0%              $1,088,929,790
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $68,645,633 and the total value of the collateral held by the Fund is $69,944,968.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of September 30, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $992,286,490. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $177,410,897 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,618,970. The net unrealized appreciation was $166,791,927.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $1,089,133,449  $           --  $           --
Money Market Funds        69,944,968              --              --
                      ----------------------------------------------
Total Investments     $1,159,078,417  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


Page 62                 See Notes to Financial Statements

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

SEPTEMBER 30, 2017

-------------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   68,645,633
Non-cash Collateral(2)                            (68,645,633)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                        See Notes to Financial Statements                Page 63

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 2.7%
       9,047 Costa Group Holdings Ltd.         $       39,598
      77,936 Medibank Private Ltd.                    178,508
     147,663 South32 Ltd.                             378,754
                                               --------------
                                                      596,860
                                               --------------
             BRAZIL -- 1.4%
      11,758 Azul S.A., ADR (b)                       322,757
                                               --------------
             CANADA -- 3.1%
       3,028 Canada Goose Holdings, Inc. (b)           62,225
      16,849 Hydro One Ltd. (c)                       306,800
       2,790 Shopify, Inc., Class A (b)               325,007
                                               --------------
                                                      694,032
                                               --------------
             CAYMAN ISLANDS -- 28.5%
      72,042 3SBio, Inc. (b) (c)                      115,465
      12,980 Alibaba Group Holding Ltd.,
                ADR (b)                             2,241,776
     104,542 CK Asset Holdings Ltd.                   865,206
     387,293 Dali Foods Group Co., Ltd. (c)           277,643
     190,667 FIT Hon Teng Ltd. (b) (c)                122,773
      40,421 JD.com, Inc., ADR (b)                  1,544,082
       6,187 Weibo Corp., ADR (b)                     612,142
     414,905 WH Group Ltd. (c)                        440,846
      33,042 Wuxi Biologics Cayman,
                Inc. (b) (c)                          166,868
                                               --------------
                                                    6,386,801
                                               --------------
             CHINA -- 7.8%
   1,106,073 China Huarong Asset Management
                Co., Ltd., Class H (c)                494,162
     112,667 China International Capital Corp.,
                Ltd., Class H (c)                     229,326
     312,431 China Vanke Co., Ltd., Class H         1,027,892
                                               --------------
                                                    1,751,380
                                               --------------
             COLOMBIA -- 1.3%
      31,527 Grupo Aval Acciones y Valores
                S.A., ADR                             282,797
                                               --------------
             DENMARK -- 3.0%
      11,896 DONG Energy A/S (c)                      680,932
                                               --------------
             FRANCE -- 2.1%
       5,703 Amundi S.A. (c)                          473,981
                                               --------------
             GERMANY -- 7.5%
       5,731 Covestro AG (c)                          492,767
       3,342 KION Group AG                            319,822
       2,963 OSRAM Licht AG                           236,417
      10,357 Uniper SE                                283,988
       7,000 Zalando SE (b) (c)                       350,786
                                               --------------
                                                    1,683,780
                                               --------------
             HONG KONG -- 0.9%
     177,669 China Resources Pharmaceutical
                Group Ltd. (c)                        211,067
                                               --------------
             IRELAND -- 2.1%
      76,815 Allied Irish Banks PLC                   461,653
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ISRAEL -- 0.4%
       1,269 Wix.com Ltd. (b)                  $       91,178
                                               --------------
             ITALY -- 1.5%
      22,898 Italgas S.p.A.                           128,549
       7,208 Moncler S.p.A.                           208,036
                                               --------------
                                                      336,585
                                               --------------
             JAPAN -- 12.3%
     127,400 Japan Post Bank Co., Ltd.              1,573,748
       4,500 Kyushu Railway Co.                       133,770
      48,000 Recruit Holdings Co., Ltd.             1,039,556
                                               --------------
                                                    2,747,074
                                               --------------
             MEXICO -- 0.8%
     103,406 Becle S.A.B. de C.V. (b)                 173,422
                                               --------------
             MULTI-NATIONAL -- 1.0%
     250,236 HK Electric Investments & HK
                Electric Investments Ltd. (c)         228,081
                                               --------------
             NETHERLANDS -- 14.2%
      26,601 ABN AMRO Group N.V., CVA (c)             796,678
      44,699 Altice N.V., Class A (b)                 895,195
       4,160 ASR Nederland N.V.                       166,405
       6,946 Ferrari N.V.                             767,582
       9,577 NN Group N.V.                            400,806
       4,046 Philips Lighting N.V. (c)                163,303
                                               --------------
                                                    3,189,969
                                               --------------
             NEW ZEALAND -- 0.7%
      72,531 Meridian Energy Ltd.                     149,047
                                               --------------
             SPAIN -- 3.4%
       4,244 Aena SME S.A. (c)                        766,187
                                               --------------
             SWITZERLAND -- 1.0%
       1,274 Sunrise Communications Group
                AG (c)                                104,988
         849 VAT Group AG (c)                         117,484
                                               --------------
                                                      222,472
                                               --------------
             UNITED KINGDOM -- 2.1%
      19,232 Just Eat PLC (b)                         172,278
      56,599 Worldpay Group PLC (c)                   308,679
                                               --------------
                                                      480,957
                                               --------------
             UNITED STATES -- 1.9%
      10,848 Yum China Holdings, Inc. (b)             433,595
                                               --------------

             TOTAL INVESTMENTS -- 99.7%            22,364,607
             (Cost $20,834,179) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                    64,863
                                               --------------
             NET ASSETS -- 100.0%              $   22,429,470
                                               ==============


Page 64                  See Notes to Financial Statements

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

SEPTEMBER 30, 2017

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for federal income tax purposes is $20,884,575. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,954,652 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $474,620. The net unrealized appreciation was $1,480,032.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $   22,364,607  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $1,647,254 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                 INVESTMENTS
-------------------------------------------------------------
Euro                                                 30.9%
United States Dollar                                 26.4
Hong Kong Dollar                                     18.7
Japanese Yen                                         12.3
Danish Krone                                          3.0
Australian Dollar                                     2.7
British Pound Sterling                                2.1
Canadian Dollar                                       1.4
Swiss Franc                                           1.0
Mexican Peso                                          0.8
New Zealand Dollar                                    0.7
                                                    ------
     Total                                          100.0%
                                                    ======


                        See Notes to Financial Statements                Page 65

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             ISRAEL -- 6.4%
      82,323 Check Point Software
                Technologies Ltd. (b)          $    9,386,469
     230,174 CyberArk Software Ltd. (b)             9,437,134
      81,699 Radware Ltd. (b)                       1,377,445
                                               --------------
                                                   20,201,048
                                               --------------
             JAPAN -- 3.1%
     199,200 Trend Micro, Inc.                      9,807,314
                                               --------------
             JERSEY -- 4.5%
     459,906 Experian PLC                           9,237,931
     167,168 Mimecast Ltd. (b)                      4,750,915
                                               --------------
                                                   13,988,846
                                               --------------
             NETHERLANDS -- 8.3%
     170,640 Gemalto N.V.                           7,622,431
     163,052 NXP Semiconductors N.V. (b)           18,439,551
                                               --------------
                                                   26,061,982
                                               --------------
             SOUTH KOREA -- 0.7%
      51,433 Ahnlab, Inc.                           2,079,144
                                               --------------
             UNITED KINGDOM -- 5.4%
   1,176,459 BAE Systems PLC                        9,955,296
     522,600 Sophos Group PLC (c)                   3,848,054
     134,028 Ultra Electronics Holdings PLC         3,229,157
                                               --------------
                                                   17,032,507
                                               --------------
             UNITED STATES -- 71.6%
     195,322 Akamai Technologies, Inc. (b)          9,516,088
     355,087 Barracuda Networks, Inc. (b)           8,603,758
      68,415 CACI International, Inc.,
                Class A (b)                         9,533,630
     571,823 Cisco Systems, Inc.                   19,230,407
      77,144 F5 Networks, Inc. (b)                  9,300,481
     623,516 FireEye, Inc. (b)                     10,456,363
     241,080 Fortinet, Inc. (b)                     8,640,307
     214,417 Gigamon, Inc. (b)                      9,037,677
     206,258 Imperva, Inc. (b)                      8,951,597
     332,103 Juniper Networks, Inc.                 9,242,426
     186,813 KeyW Holding (The) Corp. (b)           1,421,647
      67,276 ManTech International Corp.,
                Class A                             2,970,235
     138,812 Palo Alto Networks, Inc. (b)          20,002,809
     100,365 Proofpoint, Inc. (b)                   8,753,835
     119,087 Qualys, Inc. (b)                       6,168,707
     124,649 Science Applications International
                Corp.                               8,332,786
     137,265 Splunk, Inc. (b)                       9,118,514
     614,364 Symantec Corp.                        20,157,283
     129,855 Varonis Systems, Inc. (b)              5,440,924
     106,143 VASCO Data Security
                International, Inc. (b)             1,279,023
     226,168 Verint Systems, Inc. (b)               9,465,131
      88,761 VeriSign, Inc. (b)                     9,443,283


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
     170,387 VMware, Inc., Class A (b)         $   18,604,557
     168,447 Zix Corp. (b)                            823,706
                                               --------------
                                                  224,495,174
                                               --------------
             TOTAL INVESTMENTS -- 100.0%          313,666,015
             (Cost $290,352,323) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.00)%                (91,134)
                                               --------------
             NET ASSETS -- 100.0%              $  313,574,881
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for federal income tax purposes is $298,082,451. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,132,663 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,549,099. The net unrealized appreciation was $15,583,564.


Page 66                 See Notes to Financial Statements

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

SEPTEMBER 30, 2017

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1         LEVEL 2         LEVEL 3
                      ----------------------------------------------
Common Stocks*        $  313,666,015  $           --  $           --
                      ==============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of September 30, 2017, the Fund transferred common stocks valued at $14,603,178 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close on September 30, 2016, exceeding a certain threshold.


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2017

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $    528,435,557            $     51,527,862
Cash ..................................................................                   --                          --
Foreign currency, at value ............................................                   --                      16,524
Due from authorized participant .......................................                   --                          --
Receivables:
   Capital shares sold ................................................                   --                          --
   Investment securities sold .........................................                   --                          --
   Reclaims ...........................................................            1,193,163                      27,312
   Dividends ..........................................................              392,153                     184,921
   Securities lending income ..........................................                   --                          --
   From investment advisor ............................................                   --                          --
Prepaid expenses ......................................................                1,308                       1,281
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................          530,022,181                  51,757,900
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian                                                                          --                          --
Due to custodian foreign currency .....................................                7,873                          --
Payables:
   Investment securities purchased ....................................                   --                          --
   Licensing fees .....................................................              205,040                      17,348
   Investment advisory fees ...........................................              169,081                      13,280
   Printing fees ......................................................               23,226                       6,219
   Audit and tax fees .................................................                   --                       7,100
   Trustees' fees .....................................................                   51                           6
   Collateral for securities on loan ..................................                   --                          --
Other liabilities .....................................................               90,169                      13,959
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................              495,440                      57,912
                                                                            ----------------            ----------------

NET ASSETS ............................................................     $    529,526,741            $     51,699,988
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $    518,208,756            $     48,619,521
Par value .............................................................              389,033                      11,500
Accumulated net investment income (loss) ..............................              483,376                    (218,502)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions ......................................          (26,595,043)                 (1,908,899)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation .......................................           37,040,619                   5,196,368
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $    529,526,741            $     51,699,988
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $          13.61            $          44.96
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................           38,903,334                   1,150,002
                                                                            ================            ================
Investments, at cost ..................................................     $    491,447,667            $     46,331,730
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $         (8,286)           $         16,514
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $             --
                                                                            ================            ================


Page 68                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   469,264,236          $   104,268,294          $    17,491,073          $    27,459,390          $     8,861,182
                   --                       --                       --                   77,006                   17,957
              219,518                    1,828                    7,637                       --                       --
                   --                  212,717                       --                   27,414                       --

                   --                1,313,276                       --                       --                       --
               27,114                    2,479                   13,156                       --                       --
              676,934                  165,642                    6,377                   15,252                   11,100
            1,839,098                   59,244                   43,210                   19,751                   31,706
                   --                   38,865                    2,069                    8,137                       17
                   --                       --                    3,611                       --                       --
                1,359                    1,286                    1,265                        7                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          472,028,259              106,063,631               17,568,398               27,606,957                8,921,962
      ---------------          ---------------          ---------------          ---------------          ---------------

              760,745                       --                    5,618                       --                       --
                   --                       --                       --                    1,240                    3,272

                   --                1,508,125                    1,333                   27,414                       --
              133,614                   23,292                    4,150                    5,236                       --
              152,355                    8,442                       --                    2,825                    5,240
               28,746                   10,800                    2,918                    3,492                       --
                   --                   25,749                   25,750                   25,750                       --
                   45                        9                        2                        2                       --
                   --                3,996,076                  457,372                  583,422                       --
               66,098                   23,917                    5,274                    6,909                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,141,603                5,596,410                  502,417                  656,290                    8,512
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   470,886,656          $   100,467,221          $    17,065,981          $    26,950,667          $     8,913,450
      ===============          ===============          ===============          ===============          ===============

      $   512,619,051          $   161,950,173          $    20,854,037          $    26,049,235          $    69,865,608
              183,000                   76,500                    3,000                    5,500                    7,500
            1,714,742               (1,330,446)                  17,592                   34,782                   15,535

          (66,171,959)             (70,876,358)              (7,083,981)              (3,977,324)             (61,793,438)

           22,541,822               10,647,352                3,275,333                4,838,474                  818,245
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   470,886,656          $   100,467,221          $    17,065,981          $    26,950,667          $     8,913,450
      ===============          ===============          ===============          ===============          ===============

      $         25.73          $         13.13          $         56.89          $         49.00          $         11.88
      ===============          ===============          ===============          ===============          ===============

           18,300,002                7,650,002                  300,002                  550,002                  750,002
      ===============          ===============          ===============          ===============          ===============
      $   446,708,942          $    93,628,339          $    14,215,893          $    22,621,506          $     8,043,147
      ===============          ===============          ===============          ===============          ===============
      $       220,070          $         1,001          $         7,395          $        (1,255)         $        (3,270)
      ===============          ===============          ===============          ===============          ===============
      $            --          $     3,774,021          $       441,609          $       556,957          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2017

                                                                              FIRST TRUST                 FIRST TRUST
                                                                              INDXX GLOBAL                    BICK
                                                                            AGRICULTURE ETF                INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      7,804,132            $    202,745,008
Cash ..................................................................                7,035                          --
Foreign currency, at value ............................................                   --                      27,176
Due from authorized participant .......................................                   --                     132,584
Receivables:
   Capital shares sold ................................................                   --                   4,258,423
   Investment securities sold .........................................                   --                          --
   Reclaims ...........................................................               12,153                          --
   Dividends ..........................................................               15,210                     157,990
   Currency receivable ................................................                   --                          --
   Securities lending income ..........................................                   --                          --
   From investment advisor ............................................                   --                          --
Prepaid expenses ......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................            7,838,530                 207,321,181
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian ......................................................                   --                      81,435
Due to custodian foreign currency .....................................                2,511                          --
Payables:
   Investment securities purchased ....................................               15,123                   4,273,601
   Licensing fees .....................................................                   --                          --
   Investment advisory fees ...........................................                4,406                     103,511
   Printing fees ......................................................                   --                          --
   Audit and tax fees .................................................                   --                          --
   Trustees' fees .....................................................                   --                          --
   Collateral for securities on loan ..................................                   --                          --
Other liabilities .....................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................               22,040                   4,458,547

                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      7,816,490            $    202,862,634
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $     26,186,962            $    199,269,700
Par value .............................................................                2,899                      70,500
Accumulated net investment income (loss) ..............................                6,190                     (47,536)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions ......................................          (19,517,459)                (13,490,875)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation .......................................            1,137,898                  17,060,845
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      7,816,490            $    202,862,634
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $          26.96            $          28.77
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              289,928                   7,050,002
                                                                            ================            ================
Investments, at cost ..................................................     $      6,666,864            $    185,680,045
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $         (2,644)           $         27,173
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $             --
                                                                            ================            ================


Page 70                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST              FIRST TRUST                                       FIRST TRUST
          NASDAQ                NASDAQ GLOBAL                CLOUD                 FIRST TRUST                NASDAQ
        SMARTPHONE                  AUTO                   COMPUTING              INTERNATIONAL            CYBERSECURITY
        INDEX FUND               INDEX FUND                   ETF                    IPO ETF                    ETF
          (FONE)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    17,657,039          $    18,272,312          $ 1,159,078,417          $    22,364,607          $   313,666,015
               17,227                   11,140                      162                   23,305                   47,757
                5,917                       --                       --                       --                       --
                   --                       --                       --                    4,546                       --

                   --                       --                8,362,049                       --                       --
                   --                       --                       --                       --                       --
                1,393                   22,105                  153,589                      521                   11,429
               11,804                   63,157                  102,963                   49,914                       --
                   --                       --                       --                  200,556                       --
                  114                       99                   23,519                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           17,693,494               18,368,813            1,167,720,699               22,643,449              313,725,201
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                       --
                   --                    1,141                    1,386                  197,130                       --

                   --                       --                8,362,062                    4,544                       --
                   --                       --                       --                       --                       --
               10,023                   10,141                  482,493                   12,305                  150,320
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                  245,448               69,944,968                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               10,023                  256,730               78,790,909                  213,979                  150,320
      ---------------          ---------------          ---------------          ---------------          ---------------

      $    17,683,471          $    18,112,083          $ 1,088,929,790          $    22,429,470          $   313,574,881
      ===============          ===============          ===============          ===============          ===============

      $    14,279,788          $    20,833,304          $   927,608,830          $    21,296,553          $   303,211,715
                3,500                    4,500                  260,000                    6,500                  143,500
                   77                   42,383                       --                   34,896                  (51,025)

           (1,038,674)              (2,972,639)             (16,219,006)                (438,891)             (13,042,934)

            4,438,780                  204,535              177,279,966                1,530,412               23,313,625
      ---------------          ---------------          ---------------          ---------------          ---------------
      $    17,683,471          $    18,112,083          $ 1,088,929,790          $    22,429,470          $   313,574,881
      ===============          ===============          ===============          ===============          ===============

      $         50.52          $         40.25          $         41.88          $         34.51          $         21.85
      ===============          ===============          ===============          ===============          ===============

              350,002                  450,002               26,000,002                  650,002               14,350,002
      ===============          ===============          ===============          ===============          ===============
      $    13,218,277          $    18,069,557          $   981,798,378          $    20,834,179          $   290,352,323
      ===============          ===============          ===============          ===============          ===============
      $         5,916          $        (1,161)         $        (1,313)         $      (197,160)         $            --
      ===============          ===============          ===============          ===============          ===============
      $            --          $       229,019          $    68,645,633          $            --          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2017

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $     15,818,755            $      1,953,649
Interest...............................................................                   69                         200
Securities lending income (net of fees)................................                   --                          --
Foreign tax withholding................................................           (1,427,172)                    (98,883)
                                                                            ----------------            ----------------
   Total investment income                                                        14,391,652                   1,854,966
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................            1,263,832                     247,267
Licensing fees.........................................................              215,624                      74,262
Accounting and administration fees.....................................              154,772                       3,190
Custodian fees.........................................................               69,511                      38,675
Printing fees..........................................................               48,916                      12,173
Registration and filing fees...........................................               37,488                          --
Legal fees.............................................................               24,118                       4,085
Audit and tax fees.....................................................               23,777                      27,352
Expenses previously waived or reimbursed...............................               17,882                          --
Transfer agent fees....................................................               15,804                       3,094
Trustees' fees and expenses............................................                8,126                       7,607
Listing fees...........................................................                6,997                       6,997
Other expenses.........................................................                7,916                       7,185
                                                                            ----------------            ----------------
   Total expenses                                                                  1,894,763                     431,887
   Less fees waived and expenses reimbursed by
      the investment advisor ..........................................                   --                     (60,987)
                                                                            ----------------            ----------------
   Net expenses .......................................................            1,894,763                     370,900
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................           12,496,889                   1,484,066
                                                                            ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................           (9,972,283)                    128,038
   In-kind redemptions ................................................              385,669                   4,061,736
   Foreign currency transactions ......................................               29,952                        (949)
   Foreign capital gains tax ..........................................                   --                          --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................           (9,556,662)                  4,188,825
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................           56,545,921                  (5,828,146)
   Foreign currency translation .......................................               74,626                         130
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................           56,620,547                  (5,828,016)
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................           47,063,885                  (1,639,191)
                                                                            ----------------            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     59,560,774            $       (155,125)
                                                                            ================            ================

(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 72                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    21,148,074          $     2,878,326          $       319,113          $       386,476          $       443,096
                  296                       --                       --                       --                       --
                   --                  266,213                    9,413                   81,259                    5,440
           (1,637,539)                (254,128)                 (31,767)                 (30,274)                 (37,566)
      ---------------          ---------------          ---------------          ---------------          ---------------
           19,510,831                2,890,411                  296,759                  437,461                  410,970
      ---------------          ---------------          ---------------          ---------------          ---------------


            1,556,630                  331,790                   62,448                   81,740                   70,264 (a)
              234,906                   82,947                   15,612                   18,392                       --
              184,101                   37,728                    1,557                    9,120                       --
              112,020                   50,705                    7,296                    6,351                       --
               59,526                   29,832                    8,120                    8,724                       --
                9,698                    1,128                       26                      748                       --
               27,814                    5,842                    1,164                    1,654                       --
               27,352                   26,602                   26,602                   26,602                       --
                   --                       --                       --                       --                       --
               19,471                    4,149                      781                    1,022                       --
                8,212                    7,672                    7,530                    7,540                       --
                6,997                    7,776                    7,728                    6,027                       --
               12,425                    5,395                    4,313                    3,753                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,259,152                  591,566                  143,177                  171,673                   70,264

                   --                  (93,898)                 (33,893)                 (28,627)                      --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,259,152                  497,668                  109,284                  143,046                   70,264
      ---------------          ---------------          ---------------          ---------------          ---------------
           17,251,679                2,392,743                  187,475                  294,415                  340,706
      ---------------          ---------------          ---------------          ---------------          ---------------


          (10,410,402)              (4,490,602)                (228,668)                  69,694                  313,813
              472,824                2,593,748                       --                1,643,124                  202,988
              (87,646)                     956                   (3,036)                  (3,900)                    (368)
                   --                       --                       --                       --                     (356)
      ---------------          ---------------          ---------------          ---------------          ---------------
          (10,025,224)              (1,895,898)                (231,704)               1,708,918                  516,077
      ---------------          ---------------          ---------------          ---------------          ---------------

           45,536,496                3,436,149                2,711,071                3,068,291                  623,780
               31,793                   17,174                      245                      847                      212
      ---------------          ---------------          ---------------          ---------------          ---------------
           45,568,289                3,453,323                2,711,316                3,069,138                  623,992
      ---------------          ---------------          ---------------          ---------------          ---------------

           35,543,065                1,557,425                2,479,612                4,778,056                1,140,069
      ---------------          ---------------          ---------------          ---------------          ---------------


      $    52,794,744          $     3,950,168          $     2,667,087          $     5,072,471          $     1,480,775
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE YEAR ENDED SEPTEMBER 30, 2017

                                                                              FIRST TRUST
                                                                              INDXX GLOBAL                FIRST TRUST
                                                                              AGRICULTURE                     BICK
                                                                                  ETF                      INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $        162,001            $      2,005,608
Interest...............................................................                   --                          --
Securities lending income (net of fees)................................                   --                          --
Foreign tax withholding................................................              (13,470)                   (112,645)
                                                                            ----------------            ----------------
   Total investment income ............................................              148,531                   1,892,963
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               41,663 (a)                 434,250 (a)
Licensing fees.........................................................                   --                          --
Accounting and administration fees.....................................                   --                          --
Custodian fees.........................................................                   --                          --
Printing fees..........................................................                   --                          --
Registration and filing fees...........................................                   --                          --
Legal fees.............................................................                   --                          --
Audit and tax fees.....................................................                   --                          --
Expenses previously waived or reimbursed...............................                   --                          --
Transfer agent fees....................................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Listing fees...........................................................                   --                          --
Other expenses.........................................................                   --                          --
                                                                            ----------------            ----------------
   Total expenses                                                                     41,663                     434,250
   Less fees waived and expenses reimbursed by
      the investment advisor ..........................................                   --                          --
                                                                            ----------------            ----------------
   Net expenses .......................................................               41,663                     434,250
                                                                            ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................              106,868                   1,458,713
                                                                            ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................              179,462                    (359,723)
   In-kind redemptions ................................................                   --                   6,024,223
   Foreign currency transactions ......................................                 (865)                    (42,909)
   Foreign capital gains tax ..........................................                  (95)                         --
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................              178,502                   5,621,591
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................            1,083,148                  16,542,408
   Foreign currency translation .......................................                  597                      (4,191)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................            1,083,745                  16,538,217
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................            1,262,247                  22,159,808
                                                                            ----------------            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $      1,369,115            $     23,618,521
                                                                            ================            ================

(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 74                 See Notes to Financial Statements

        FIRST TRUST              FIRST TRUST              FIRST TRUST                                       FIRST TRUST
          NASDAQ                NASDAQ GLOBAL                CLOUD                 FIRST TRUST                NASDAQ
        SMARTPHONE                  AUTO                   COMPUTING              INTERNATIONAL            CYBERSECURITY
        INDEX FUND               INDEX FUND                   ETF                    IPO ETF                    ETF
          (FONE)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $       240,318          $       629,581          $     6,976,229          $       155,094          $     1,499,172
                   --                       --                       --                       --                       --
                5,154                   11,305                  518,793                       --                       --
              (20,999)                 (57,986)                (165,697)                 (15,154)                 (29,360)
      ---------------          ---------------          ---------------          ---------------          ---------------
              224,473                  582,900                7,329,325                  139,940                1,469,812
      ---------------          ---------------          ---------------          ---------------          ---------------


               90,106 (a)              140,586 (a)            4,681,433 (a)               42,152 (a)            1,202,039 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               90,106                  140,586                4,681,433                   42,152                1,202,039

                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
               90,106                  140,586                4,681,433                   42,152                1,202,039
      ---------------          ---------------          ---------------          ---------------          ---------------

              134,367                  442,314                2,647,892                   97,788                  267,773
      ---------------          ---------------          ---------------          ---------------          ---------------


              231,924                 (725,056)               3,821,012                 (152,677)              (5,771,675)
                   --                  417,511               61,124,621                  151,008                7,039,847
                 (946)                 (13,507)                     103                   (4,577)                 (27,941)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              230,978                 (321,052)              64,945,736                   (6,246)               1,240,231
      ---------------          ---------------          ---------------          ---------------          ---------------

            2,308,214                4,029,372               92,335,175                1,309,458               16,098,437
                   70                    1,479                     (870)                      13                   (4,648)
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,308,284                4,030,851               92,334,305                1,309,471               16,093,789
      ---------------          ---------------          ---------------          ---------------          ---------------

            2,539,262                3,709,799              157,280,041                1,303,225               17,334,020
      ---------------          ---------------          ---------------          ---------------          ---------------


      $     2,673,629          $     4,152,113          $   159,927,933          $     1,401,013          $    17,601,793
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   FIRST TRUST
                                                                                                STOXX(R) EUROPEAN
                                                                                                 SELECT DIVIDEND
                                                                                                   INDEX FUND
                                                                                                      (FDD)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2017            9/30/2016
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss).......................................................   $     12,496,889     $      7,611,625
Net realized gain (loss)...........................................................         (9,556,662)          (1,158,702)
Net change in unrealized appreciation (depreciation)...............................         56,620,547              202,713
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations.................................................................         59,560,774            6,655,636
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................        (12,541,609)          (7,594,277)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..........................................................        329,934,695           21,827,278
Cost of shares redeemed............................................................        (12,917,222)         (21,149,284)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...................................................        317,017,473              677,994
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets............................................        364,036,638             (260,647)

NET ASSETS:
Beginning of period................................................................        165,490,103          165,750,750
                                                                                      ----------------     ----------------
End of period......................................................................   $    529,526,741     $    165,490,103
                                                                                      ================     ================
Accumulated net investment income (loss)
   at end of period................................................................   $        483,376     $         11,625
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period............................................         14,003,334           13,903,334
Shares sold........................................................................         26,000,000            1,850,000
Shares adjusted as a result of reverse share split (See Note 4)....................                 --                   --
Shares redeemed....................................................................         (1,100,000)          (1,750,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period..................................................         38,903,334           14,003,334
                                                                                      ================     ================


Page 76                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                FIRST TRUST
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                    ETF
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2017             9/30/2016            9/30/2017            9/30/2016            9/30/2017            9/30/2016
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      1,484,066      $      2,210,342     $     17,251,679     $     16,518,564     $      2,392,743     $        971,818
        4,188,825             9,725,597          (10,025,224)         (22,660,938)          (1,895,898)            (231,783)
       (5,828,016)             (191,202)          45,568,289           51,038,715            3,453,323           13,378,890
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

         (155,125)           11,744,737           52,794,744           44,896,341            3,950,168           14,118,925
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (2,038,758)           (1,664,032)         (16,896,832)         (15,833,927)          (5,861,912)          (1,049,315)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        2,148,061                    --           96,718,906                   --           25,969,586           34,067,365
      (19,830,022)          (36,899,124)          (5,798,222)         (92,439,347)         (10,686,531)                  --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      (17,681,961)          (36,899,124)          90,920,684          (92,439,347)          15,283,055           34,067,365
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      (19,875,844)          (26,818,419)         126,818,596          (63,376,933)          13,371,311           47,136,975


       71,575,832            98,394,251          344,068,060          407,444,993           87,095,910           39,958,935
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     51,699,988      $     71,575,832     $    470,886,656     $    344,068,060     $    100,467,221     $     87,095,910
 ================      ================     ================     ================     ================     ================

 $       (218,502)     $       (378,939)    $      1,714,742     $        960,331     $     (1,330,446)    $      1,825,696
 ================      ================     ================     ================     ================     ================


        1,550,002             2,400,002           14,650,002           18,850,002            6,550,002            3,850,002
           50,000                    --            3,900,000                   --            2,000,000            2,700,000
               --                    --                   --                   --                   --                   --
         (450,000)             (850,000)            (250,000)          (4,200,000)            (900,000)                  --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        1,150,002             1,550,002           18,300,002           14,650,002            7,650,002            6,550,002
 ================      ================     ================     ================     ================     ================



                        See Notes to Financial Statements                Page 77

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                               GLOBAL ENGINEERING
                                                                                                AND CONSTRUCTION
                                                                                                       ETF
                                                                                                      (FLM)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2017            9/30/2016
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss).......................................................   $        187,475     $        283,392
Net realized gain (loss)...........................................................           (231,704)            (232,402)
Net change in unrealized appreciation (depreciation)...............................          2,711,316            1,700,780
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations.................................................................          2,667,087            1,751,770
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................           (188,882)            (287,612)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..........................................................                 --                   --
Cost of shares redeemed............................................................                 --           (2,336,235)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...................................................                 --           (2,336,235)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets............................................          2,478,205             (872,077)

NET ASSETS:
Beginning of period................................................................         14,587,776           15,459,853
                                                                                      ----------------     ----------------
End of period......................................................................   $     17,065,981     $     14,587,776
                                                                                      ================     ================
Accumulated net investment income (loss)
   at end of period................................................................   $         17,592     $         19,865
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period............................................            300,002              350,002
Shares sold........................................................................                 --                   --
Shares adjusted as a result of reverse share split (See Note 4)....................                 --                   --
Shares redeemed....................................................................                 --              (50,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period..................................................            300,002              300,002
                                                                                      ================     ================


Page 78                  See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                         INDXX GLOBAL                               FIRST TRUST
       SMART GRID INFRASTRUCTURE                      NATURAL RESOURCES                           INDXX GLOBAL
               INDEX FUND                                INCOME ETF                              AGRICULTURE ETF
                 (GRID)                                    (FTRI)                                    (FTAG)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2017             9/30/2016            9/30/2017            9/30/2016            9/30/2017            9/30/2016
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        294,415      $        146,912     $        340,706     $        348,478     $        106,868     $         76,869
        1,708,918                (9,108)             516,077          (14,292,872)             178,502           (6,295,075)
        3,069,138             2,408,059              623,992           13,891,677            1,083,745            5,189,434
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        5,072,471             2,545,863            1,480,775              (52,717)           1,369,115           (1,028,772)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


         (281,786)             (138,356)            (342,401)            (359,251)            (105,711)             (55,075)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       14,616,905             1,795,665                   --              868,658            2,460,039              640,108
       (6,172,180)           (1,521,539)          (2,888,270)          (2,436,027)                  --             (842,917)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        8,444,725               274,126           (2,888,270)          (1,567,369)           2,460,039             (202,809)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       13,235,410             2,681,633           (1,749,896)          (1,979,337)           3,723,443           (1,286,656)


       13,715,257            11,033,624           10,663,346           12,642,683            4,093,047            5,379,703
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     26,950,667      $     13,715,257     $      8,913,450     $     10,663,346     $      7,816,490     $      4,093,047
 ================      ================     ================     ================     ================     ================

 $         34,782      $         23,061     $         15,535     $         13,990     $          6,190     $          6,358
 ================      ================     ================     ================     ================     ================


          350,002               350,002            1,000,002            1,150,002              189,928              200,000
          350,000                50,000                   --              100,000              100,000              150,000
               --                    --                   --                   --                   --               39,928
         (150,000)              (50,000)            (250,000)            (250,000)                  --             (200,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          550,002               350,002              750,002            1,000,002              289,928              189,928
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 79

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                                      BICK
                                                                                                   INDEX FUND
                                                                                                     (BICK)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2017            9/30/2016
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss).......................................................   $      1,458,713     $        103,553
Net realized gain (loss)...........................................................          5,621,591             (661,902)
Net change in unrealized appreciation (depreciation)...............................         16,538,217            2,193,838
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations.................................................................         23,618,521            1,635,489
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................         (1,503,661)            (108,251)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..........................................................        194,792,215                   --
Cost of shares redeemed............................................................        (22,073,679)          (1,001,115)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...................................................        172,718,536           (1,001,115)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets............................................        194,833,396              526,123

NET ASSETS:
Beginning of period................................................................          8,029,238            7,503,115
                                                                                      ----------------     ----------------
End of period......................................................................   $    202,862,634     $      8,029,238
                                                                                      ================     ================
Accumulated net investment income (loss)
   at end of period................................................................   $        (47,536)    $          4,804
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period............................................            350,002              400,002
Shares sold........................................................................          7,450,000                   --
Shares adjusted as a result of reverse share split (See Note 4)....................                 --                   --
Shares redeemed....................................................................           (750,000)             (50,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period..................................................          7,050,002              350,002
                                                                                      ================     ================


Page 80                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
                 NASDAQ                                    NASDAQ                                  FIRST TRUST
               SMARTPHONE                                GLOBAL AUTO                             CLOUD COMPUTING
               INDEX FUND                                INDEX FUND                                    ETF
                 (FONE)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2017             9/30/2016            9/30/2017            9/30/2016            9/30/2017            9/30/2016
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        134,367      $        120,911     $        442,314     $        630,864     $      2,647,892     $      2,573,212
          230,978               389,277             (321,052)          (2,259,372)          64,945,736           28,495,228
        2,308,284             1,326,560            4,030,851            1,265,406           92,334,305           72,393,731
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        2,673,629             1,836,748            4,152,113             (363,102)         159,927,933          103,462,171
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


         (150,566)             (118,131)            (471,232)            (646,102)          (2,930,650)          (2,696,925)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        4,836,616                    --            5,435,250            5,555,826          536,313,716          135,063,692
               --            (1,873,411)         (12,709,492)         (14,632,303)        (192,023,068)        (118,477,728)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        4,836,616            (1,873,411)          (7,274,242)          (9,076,477)         344,290,648           16,585,964
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        7,359,679              (154,794)          (3,593,361)         (10,085,681)         501,287,931          117,351,210


       10,323,792            10,478,586           21,705,444           31,791,125          587,641,859          470,290,649
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     17,683,471      $     10,323,792     $     18,112,083     $     21,705,444     $  1,088,929,790     $    587,641,859
 ================      ================     ================     ================     ================     ================

 $             77      $         13,019     $         42,383     $         81,968     $             --     $             --
 ================      ================     ================     ================     ================     ================


          250,002               300,002              650,002              950,002           17,200,002           16,750,002
          100,000                    --              150,000              150,000           14,100,000            4,450,000
               --                    --                   --                   --                   --                   --
               --               (50,000)            (350,000)            (450,000)          (5,300,000)          (4,000,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          350,002               250,002              450,002              650,002           26,000,002           17,200,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 81

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                                  INTERNATIONAL
                                                                                                     IPO ETF
                                                                                                     (FPXI)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2017            9/30/2016
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss).......................................................   $         97,788     $         35,510
Net realized gain (loss)...........................................................             (6,246)            (146,474)
Net change in unrealized appreciation (depreciation)...............................          1,309,471              367,801
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations.................................................................          1,401,013              256,837
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................            (69,131)             (26,341)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..........................................................         19,674,902            1,254,777
Cost of shares redeemed............................................................         (1,324,851)                  --
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...................................................         18,350,051            1,254,777
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets............................................         19,681,933            1,485,273

NET ASSETS:
Beginning of period................................................................          2,747,537            1,262,264
                                                                                      ----------------     ----------------
End of period......................................................................   $     22,429,470     $      2,747,537
                                                                                      ================     ================
Accumulated net investment income (loss)
   at end of period................................................................   $         34,896     $          9,250
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period............................................            100,002               50,002
Shares sold........................................................................            600,000               50,000
Shares adjusted as a result of reverse share split (See Note 4)....................                 --                   --
Shares redeemed....................................................................            (50,000)                  --
                                                                                      ----------------     ----------------
Shares outstanding, end of period..................................................            650,002              100,002
                                                                                      ================     ================


Page 82                 See Notes to Financial Statements

              FIRST TRUST
                 NASDAQ
           CYBERSECURITY ETF
                 (CIBR)
----------------------------------------
    Year Ended            Year Ended
    9/30/2017             9/30/2016
------------------    ------------------

 $        267,773      $      1,286,360
        1,240,231            (5,955,217)
       16,093,789            16,781,050
 ----------------      ----------------

       17,601,793            12,112,193
 ----------------      ----------------


         (362,720)           (1,316,471)
 ----------------      ----------------


      213,854,386            32,609,590
      (20,333,389)          (20,343,793)
 ----------------      ----------------

      193,520,997            12,265,797
 ----------------      ----------------
      210,760,070            23,061,519


      102,814,811            79,753,292
 ----------------      ----------------
 $    313,574,881      $    102,814,811
 ================      ================

 $        (51,025)     $        (23,102)
 ================      ================


        5,200,002             4,650,002
       10,150,000             1,800,000
               --                    --
       (1,000,000)           (1,250,000)
 ----------------      ----------------
       14,350,002             5,200,002
 ================      ================


                        See Notes to Financial Statements                Page 83

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   11.82     $   11.92     $   13.50     $   12.94     $   11.89
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.42          0.55          0.55          0.58          0.46
Net realized and unrealized gain (loss)                       1.79         (0.10)        (1.59)         0.57          1.06
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              2.21          0.45         (1.04)         1.15          1.52
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.42)        (0.55)        (0.54)        (0.59)        (0.47)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   13.61     $   11.82     $   11.92     $   13.50     $   12.94
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                             18.93%         3.88%        (7.90)%        8.68%        13.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $ 529,527     $ 165,490     $ 165,751     $ 167,480     $  58,292
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.60%         0.60%         0.60%          0.64%         0.90%
Ratio of net expenses to average net assets                   0.60%         0.60%         0.60%          0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                                         3.96%         4.63%         4.45%          4.90%         5.09%
Portfolio turnover rate (b)                                     21%           34%           33%            32%           32%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)


                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   46.18     $   41.00     $   41.09     $   39.87     $   37.87
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.89          0.90          1.15          1.05          0.95
Net realized and unrealized gain (loss)                      (0.65)         5.20          0.11          1.27          2.80
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              0.24          6.10          1.26          2.32          3.75
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (1.46)        (0.92)        (1.35)        (1.10)        (1.75)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   44.96     $   46.18     $   41.00     $   41.09     $   39.87
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                              0.67%        14.95%         2.97%         5.86%        10.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  51,700     $  71,576     $  98,394     $ 108,887     $  99,664
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.70%         0.72%         0.71%         0.71%         0.68%
Ratio of net expenses to average net assets                   0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                                         2.40%         2.53%         2.76%         2.45%         2.42%
Portfolio turnover rate (b)                                      6%            6%           10%           12%           13%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 84                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   23.49     $   21.62     $   26.64     $   25.62     $   23.57
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  1.03          1.07          1.21          1.21          1.18
Net realized and unrealized gain (loss)                       2.23          1.82         (4.97)         1.02          2.10
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              3.26          2.89         (3.76)         2.23          3.28
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (1.02)        (1.02)        (1.26)        (1.21)        (1.23)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   25.73     $   23.49     $   21.62     $   26.64     $   25.62
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                             14.14%        13.68%       (14.51)%        8.56%        14.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $ 470,887     $ 344,068     $ 407,445     $ 562,192     $ 358,618
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.58%         0.58%         0.60%         0.60%         0.61%
Ratio of net expenses to average net assets                   0.58%         0.58%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                                         4.43%         4.63%         4.71%         4.56%         5.19%
Portfolio turnover rate (b)                                     35%           43%           34%           33%           20%


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)


                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   13.30     $   10.38     $   11.57     $   10.43     $    6.73
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.41          0.20          0.31          0.14          0.08
Net realized and unrealized gain (loss)                       0.32          2.93         (1.15)         1.14          3.71
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              0.73          3.13         (0.84)         1.28          3.79
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.90)        (0.21)        (0.35)        (0.14)        (0.09)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   13.13     $   13.30     $   10.38     $   11.57     $   10.43
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                              6.21%        30.42%        (7.37)%       12.17%        56.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $ 100,467     $  87,096     $  39,959     $  86,745     $  64,142
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.71%         0.74%         0.75%         0.70%         0.84%
Ratio of net expenses to average net assets                   0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                                         2.88%         1.80%         2.75%         1.23%         0.91%
Portfolio turnover rate (b)                                     78%           26%           25%           24%           19%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 85

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   48.63     $   44.17     $   48.12     $   47.92     $   39.09
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.62          0.96          0.60          0.62          0.85
Net realized and unrealized gain (loss)                       8.27          4.46         (4.02)         0.42          8.83
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              8.89          5.42         (3.42)         1.04          9.68
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.63)        (0.96)        (0.53)        (0.84)        (0.85)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   56.89     $   48.63     $   44.17     $   48.12     $   47.92
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                             18.39%        12.40%        (7.19)%        2.06%        25.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  17,066     $  14,588     $  15,460     $  16,841     $  16,773
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.92%         1.03%         0.99%         0.87%         0.89%
Ratio of net expenses to average net assets                   0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                         1.20%         2.01%         1.21%         1.30%         1.77%
Portfolio turnover rate (b)                                     20%           28%           46%           41%           24%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)


                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   39.19     $   31.52     $   35.38     $   33.83     $   28.95
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.57          0.42          0.38          0.51          0.48
Net realized and unrealized gain (loss)                       9.82          7.65         (3.88)         1.61          4.82
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                             10.39          8.07         (3.50)         2.12          5.30
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.58)        (0.40)        (0.36)        (0.57)        (0.42)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   49.00     $   39.19     $   31.52     $   35.38     $   33.83
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                             26.73%        25.77%        (9.97)%        6.19%        18.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  26,951     $  13,715     $  11,034     $  14,152     $  11,841
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.84%         1.07%         0.99%         0.98%         1.11%
Ratio of net expenses to average net assets                   0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                         1.44%         1.27%         1.02%         1.45%         1.38%
Portfolio turnover rate (b)                                     32%           37%           18%           35%           44%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 86                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   10.66     $   10.99     $   21.19     $   22.16     $   28.57
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.41          0.33          0.23          0.41          0.61
Net realized and unrealized gain (loss)                       1.22         (0.32)       (10.23)        (0.92)        (6.37)
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              1.63          0.01        (10.00)        (0.51)        (5.76)
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.41)        (0.34)        (0.20)        (0.41)        (0.65)
Return of capital                                               --            --            --         (0.05)           --
                                                         ---------     ---------     ---------     ---------     ---------
Total distributions                                          (0.41)        (0.34)        (0.20)        (0.46)        (0.65)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   11.88     $   10.66     $   10.99     $   21.19     $   22.16
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                             15.47%         0.20%       (47.50)%       (2.38)%      (20.27)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $   8,913     $  10,663     $  12,643     $  26,486     $  33,246
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.70%         0.70%         0.70%         0.71% (b)     0.70%
Ratio of net expenses to average net assets                   0.70%         0.70%         0.70%         0.71% (b)     0.70%
Ratio of net investment income (loss) to
   average net assets                                         3.39%         3.00%         1.27%         1.74%         2.34%
Portfolio turnover rate (c)                                     61%          179% (d)       40%           28%           46%


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)


                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016        2015 (f)      2014 (f)      2013 (f)
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   21.55     $   26.90     $   56.20     $   64.35     $   71.60
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.39          0.20          0.60          0.45          0.25
Net realized and unrealized gain (loss)                       5.41         (5.46)       (28.95)        (7.15)        (7.35)
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              5.80         (5.26)       (28.35)        (6.70)        (7.10)
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.39)        (0.09)        (0.95)        (1.45)        (0.15)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   26.96     $   21.55     $   26.90     $   56.20     $   64.35
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                             27.09%       (18.92)%      (51.20)%      (10.64)%       (9.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $   7,816     $   4,093     $   5,380     $  10,677     $  11,586
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.70%         0.72% (e)     0.70%         0.72% (b)     0.70%
Ratio of net expenses to average net assets                   0.70%         0.72% (e)     0.70%         0.72% (b)     0.70%
Ratio of net investment income (loss) to
   average net assets                                         1.80%         1.74%         1.17%         0.46%         0.38%
Portfolio turnover rate (c)                                     38%          137% (d)       40%           43%           46%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d) The variation in the portfolio turnover rate is due to the change in the Fund's underlying index effective on the close of business December 18, 2015, which resulted in a complete rebalance of the Fund's portfolio.

(e) Includes foreign capital gain tax. If this tax expense was not included, the expense ratio would have been 0.70%.

(f) All per share amounts and net asset values have been adjusted to reflect the impact of the 1-for-5 reverse share split on May 2, 2016. The net asset values reported on September 30, 2015, 2014 and 2013 prior to the reverse share split restatement were $5.38, $11.24 and $12.87, respectively.


                        See Notes to Financial Statements                Page 87

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   22.94     $   18.76     $   25.12     $   23.65     $   23.91
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.33          0.28          0.32          0.35          0.41
Net realized and unrealized gain (loss)                       5.85          4.19         (6.34)         1.53         (0.26)
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              6.18          4.47         (6.02)         1.88          0.15
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.35)        (0.29)        (0.34)        (0.41)        (0.41)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   28.77     $   22.94     $   18.76     $   25.12     $   23.65
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                             27.14%        23.99%       (24.15)%        7.92%         0.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $ 202,863     $   8,029     $   7,503     $  17,581     $  18,922
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.64%         0.64%         0.64%         0.64%         0.64%
Ratio of net expenses to average net assets                   0.64%         0.64%         0.64%         0.64%         0.64%
Ratio of net investment income (loss) to
   average net assets                                         2.15%         1.37%         1.17%         1.35%         1.39%
Portfolio turnover rate (b)                                     86%           59%           70%          126%           56%


FIRST TRUST NASDAQ SMARTPHONE INDEX FUND (FONE)


                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   41.29     $   34.93     $   36.86     $   32.10     $   23.11
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.44          0.47          0.36          0.43          0.35
Net realized and unrealized gain (loss)                       9.29          6.34         (1.95)         4.75          8.98
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              9.73          6.81         (1.59)         5.18          9.33
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.50)        (0.45)        (0.34)        (0.42)        (0.34)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   50.52     $   41.29     $   34.93     $   36.86     $   32.10
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                             23.68%        19.60%        (4.35)%       16.16%        40.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  17,683     $  10,324     $  10,479     $  11,059     $   9,629
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets                   0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                         1.04%         1.14%         0.93%         1.22%         1.10%
Portfolio turnover rate (b)                                     18%           28%           28%           32%           23%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 88                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                                                             YEAR ENDED SEPTEMBER 30,
                                                        -------------------------------------------------------------------
                                                           2017          2016          2015          2014          2013
                                                        -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period                     $   33.39     $   33.46     $   37.93     $   38.75     $   24.52
                                                         ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  0.87          0.80          0.64          0.51          0.29
Net realized and unrealized gain (loss)                       6.87         (0.09)        (4.50)        (0.84)        14.23
                                                         ---------     ---------     ---------     ---------     ---------
Total from investment operations                              7.74          0.71         (3.86)        (0.33)        14.52
                                                         ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        (0.88)        (0.78)        (0.61)        (0.49)        (0.29)
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $   40.25     $   33.39     $   33.46     $   37.93     $   38.75
                                                         =========     =========     =========     =========     =========
TOTAL RETURN (a)                                             23.46%         2.24%       (10.38)%       (0.92)%       59.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  18,112     $  21,705     $  31,791     $  64,481     $  46,504
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets                   0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                         2.20%         2.16%         1.34%         1.35%         1.20%
Portfolio turnover rate (b)                                     17%           17%           18%           20%           33%


FIRST TRUST CLOUD COMPUTING ETF (SKYY)


                                                                                YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
                                                            2017           2016           2015           2014           2013
                                                        ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period                     $    34.17     $    28.08     $    27.34     $    24.60     $    19.87
                                                         ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.13           0.15           0.09           0.02           0.01
Net realized and unrealized gain (loss)                        7.72           6.09           0.74           2.74           4.72
                                                         ----------     ----------     ----------     ----------     ----------
Total from investment operations                               7.85           6.24           0.83           2.76           4.73
                                                         ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.14)         (0.15)         (0.09)         (0.02)         (0.00) (c)
                                                         ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                           $    41.88     $    34.17     $    28.08     $    27.34     $    24.60
                                                         ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                              23.00%        22.30%           3.04%         11.20%         23.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,088,930     $  587,642     $  470,291     $  341,751     $  122,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net expenses to average net assets                    0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                          0.34%          0.49%          0.31%          0.10%          0.05%
Portfolio turnover rate (b)                                      14%            23%            25%            12%            22%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Amount represents less than $0.01 per share.


                        See Notes to Financial Statements                Page 89

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

                                                                        FOR THE PERIOD
                                                                         11/4/2014 (a)
                                            YEAR ENDED    YEAR ENDED       THROUGH
                                             9/30/2017     9/30/2016      9/30/2015
                                            -----------   -----------   --------------
Net asset value, beginning of period         $   27.47     $   25.24      $    30.00
                                             ---------     ---------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.22          0.51            0.37
Net realized and unrealized gain (loss)           7.07          2.14           (4.76)
                                             ---------     ---------      ----------
Total from investment operations                  7.29          2.65           (4.39)
                                             ---------     ---------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.25)        (0.42)          (0.37)
                                             ---------     ---------      ----------
Net asset value, end of period               $   34.51     $   27.47      $    25.24
                                             =========     =========      ==========
TOTAL RETURN (b)                                 26.71%        10.62%         (14.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  22,429     $   2,748      $    1,262
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                     0.70%         0.71% (c)       0.70% (d)
Ratio of net expenses to average
   net assets                                     0.70%         0.71% (c)       0.70% (d)
Ratio of net investment income (loss) to
   average net assets                             1.62%         2.25%           1.01% (d)
Portfolio turnover rate (e)                         58%           75%             98%


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)


                                                                        FOR THE PERIOD
                                                                         11/4/2014 (a)
                                            YEAR ENDED    YEAR ENDED       THROUGH
                                             9/30/2017     9/30/2016      9/30/2015
                                            -----------   -----------   --------------
Net asset value, beginning of period         $   19.77     $   17.15      $    20.00
                                             ---------     ---------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.03          0.23           (0.01)
Net realized and unrealized gain (loss)           2.09          2.62           (2.84)
                                             ---------     ---------      ----------
Total from investment operations                  2.12          2.85           (2.85)
                                             ---------     ---------      ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.04)        (0.23)             --
                                             ---------     ---------      ----------
Net asset value, end of period               $   21.85     $   19.77      $    17.15
                                             =========     =========      ==========
TOTAL RETURN (b)                                 10.73%        16.83%         (14.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $ 313,575     $ 102,815      $   79,753
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                     0.60%         0.60%           0.60% (d)
Ratio of net expenses to average
   net assets                                     0.60%         0.60%           0.60% (d)
Ratio of net investment income (loss) to
   average net assets                             0.13%         1.37%          (0.30)% (d)
Portfolio turnover rate (e)                         67%           49%              7%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 90                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fourteen funds as follows, including the exchange on which they are listed and traded:

    First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "FDD")
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
       (NYSE Arca ticker "FFR")
    First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
       ticker "FGD")
    First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")(1)
    First Trust Global Engineering and Construction ETF - (NYSE Arca ticker
       "FLM")(1)
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
       (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
    First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
       "FTRI")
    First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
    First Trust BICK Index Fund - (Nasdaq ticker "BICK")
    First Trust Nasdaq Smartphone Index Fund - (Nasdaq ticker "FONE")
    First Trust NASDAQ Global Auto Index Fund - (Nasdaq ticker "CARZ")
    First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")(1)
    First Trust International IPO ETF - (Nasdaq ticker "FPXI")
    First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")

(1) Effective on December 13, 2016, First Trust ISE Global Wind Energy Index Fund changed its name to First Trust Global Wind Energy ETF, First Trust ISE Global Engineering and Construction Index Fund changed its name to First Trust Global Engineering and Construction ETF, and First Trust ISE Cloud Computing Index Fund changed its name to First Trust Cloud Computing ETF. The Funds' ticker symbols were not changed.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index(SM)
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy(TM) Index(2)
First Trust Global Engineering and Construction ETF                             ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure                   NASDAQ OMX(R) Clean Edge(R) Smart Grid
    Index Fund                                                                     Infrastructure Index(SM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Nasdaq Smartphone Index Fund                                        Nasdaq CTA Smartphone Index(SM)
First Trust NASDAQ Global Auto Index Fund                                       NASDAQ OMX Global Auto Index(SM)
First Trust Cloud Computing ETF                                                 ISE Cloud Computing(TM) Index
First Trust International IPO ETF                                               IPOX International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(SM)


(2) Effective June 19, 2017, the ISE Global Wind Energy(TM) Index changed its name to ISE Clean Edge Global Wind Energy(TM) Index.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial
Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in


                                                                         Page 93


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2017, only FAN, FLM, GRID, CARZ and SKYY have securities in the securities lending program. During the fiscal year ended September 30, 2017, only FAN, FLM, GRID, FTRI, FONE, CARZ and SKYY participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended September 30, 2017, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of September 30, 2017.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2017 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     12,541,609  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,038,758              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               16,896,832              --              --
First Trust Global Wind Energy ETF                                                     5,861,912              --              --
First Trust Global Engineering and Construction ETF                                      188,882              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 281,786              --              --
First Trust Indxx Global Natural Resources Income ETF                                    342,401              --              --
First Trust Indxx Global Agriculture ETF                                                 105,711              --              --
First Trust BICK Index Fund                                                            1,503,661              --              --
First Trust Nasdaq Smartphone Index Fund                                                 150,566              --              --
First Trust NASDAQ Global Auto Index Fund                                                471,232              --              --
First Trust Cloud Computing ETF                                                        2,930,650              --              --
First Trust International IPO ETF                                                         69,131              --              --
First Trust Nasdaq Cybersecurity ETF                                                     362,720              --              --


The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2016 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $      7,594,277  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,664,032              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               15,833,927              --              --
First Trust Global Wind Energy ETF                                                     1,049,315              --              --
First Trust Global Engineering and Construction ETF                                      287,612              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 138,356              --              --
First Trust Indxx Global Natural Resources Income ETF                                    359,251              --              --
First Trust Indxx Global Agriculture ETF                                                  55,075              --              --
First Trust BICK Index Fund                                                              108,251              --              --
First Trust Nasdaq Smartphone Index Fund                                                 118,131              --              --
First Trust NASDAQ Global Auto Index Fund                                                646,102              --              --
First Trust Cloud Computing ETF                                                        2,696,925              --              --
First Trust International IPO ETF                                                         26,341              --              --
First Trust Nasdaq Cybersecurity ETF                                                   1,316,471              --              --

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--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

As of September 30, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        483,376  $  (22,148,268) $   32,593,844
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                    425,330      (1,330,180)      3,973,817
First Trust Dow Jones Global Select Dividend Index Fund                                1,714,742     (61,706,863)     18,076,726
First Trust Global Wind Energy ETF                                                      (295,676)    (66,686,371)      5,422,595
First Trust Global Engineering and Construction ETF                                      101,461      (6,994,315)      3,101,798
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  34,782      (3,811,831)      4,672,981
First Trust Indxx Global Natural Resources Income ETF                                     15,535     (61,792,156)        816,963
First Trust Indxx Global Agriculture ETF                                                   6,190     (19,503,619)      1,124,058
First Trust BICK Index Fund                                                                   --     (12,433,133)     15,955,567
First Trust Nasdaq Smartphone Index Fund                                                 101,627        (939,231)      4,237,787
First Trust NASDAQ Global Auto Index Fund                                                 47,563      (2,544,276)       (229,008)
First Trust Cloud Computing ETF                                                               --      (5,730,894)    166,791,854
First Trust International IPO ETF                                                         79,343        (432,942)      1,480,016
First Trust Nasdaq Cybersecurity ETF                                                     (27,923)     (5,335,908)     15,583,497


H. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2015, 2016 and 2017 remain open to federal and state audit. As of September 30, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2017, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

                                                                         Capital Loss  Capital Loss                      Total
                                                                          Available      Available        Post          Capital
                                                                           through        through      Enactment -       Loss
                                                                          9/30/2018      9/30/2019    No Expiration    Available
                                                                         ------------  -------------  -------------  -------------
First Trust STOXX(R) European Select Dividend Index Fund                 $  4,853,444  $     161,155  $  17,133,669  $  22,148,268
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate
   Index Fund                                                                 744,825          1,838        583,517      1,330,180
First Trust Dow Jones Global Select Dividend Index Fund                     1,274,694        323,583     60,108,586     61,706,863
First Trust Global Wind Energy ETF                                          8,357,650      9,549,964     48,778,757     66,686,371
First Trust Global Engineering and Construction ETF                                --        615,538      6,378,777      6,994,315
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund                                                                 928,889             --      2,882,942      3,811,831
First Trust Indxx Global Natural Resources Income ETF                          74,393             --     61,717,763     61,792,156
First Trust Indxx Global Agriculture ETF                                      344,523             --     19,159,096     19,503,619
First Trust BICK Index Fund                                                        --             --     12,433,133     12,433,133
First Trust Nasdaq Smartphone Index Fund                                           --             --        939,231        939,231
First Trust NASDAQ Global Auto Index Fund                                          --             --      2,544,276      2,544,276
First Trust Cloud Computing ETF                                                    --             --      5,730,894      5,730,894
First Trust International IPO ETF                                                  --             --        432,942        432,942
First Trust Nasdaq Cybersecurity ETF                                               --             --      5,335,908      5,335,908


During the taxable year ended September 30, 2017, the following Funds utilized capital loss carryforwards in the following amounts:

                                                                                     Capital Loss
                                                                                 Carryforward Utilized
                                                                                 ---------------------
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 $   120,513
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  124,083
First Trust Indxx Global Natural Resources Income ETF                                     318,258
First Trust Indxx Global Agriculture ETF                                                  192,205
First Trust BICK Index Fund                                                               240,234
First Trust Nasdaq Smartphone Index Fund                                                  225,346
First Trust Cloud Computing ETF                                                         5,372,277
First Trust Nasdaq Cybersecurity ETF                                                    1,191,974


At the taxable year ended September 30, 2017, the following Funds' capital loss carryforwards expired in the following amounts:

                                                                                 Capital Loss Expired
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                              $ 5,960,236
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                      68,465
First Trust Dow Jones Global Select Dividend Index Fund                                   208,741
First Trust Global Wind Energy ETF                                                         30,175
First Trust Global Engineering and Construction ETF                                         1,914

Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day on the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2017, the following Funds incurred and elected to defer late year ordinary or capital losses in the following amounts:

                                                                              Qualified Late Year Losses
                                                                              --------------------------
                                                                         Ordinary Losses       Capital Losses
                                                                         ---------------       --------------
First Trust Global Wind Energy ETF                                        $  295,676            $    --
First Trust Nasdaq Cybersecurity ETF                                          27,923                 --

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments

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                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2017, the adjustments for each Fund were as follows:

                                                                                                   Accumulated
                                                                                  Accumulated      Net Realized
                                                                                 Net Investment   Gain (Loss) on     Paid-in
                                                                                 Income (Loss)     Investments       Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        516,471  $    5,467,452  $   (5,983,923)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                    715,129      (3,768,377)      3,053,248
First Trust Dow Jones Global Select Dividend Index Fund                                  399,564        (324,504)        (75,060)
First Trust Global Wind Energy ETF                                                       313,027      (2,075,125)      1,762,098
First Trust Global Engineering and Construction ETF                                         (866)          2,780          (1,914)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    (908)     (1,544,284)      1,545,192
First Trust Indxx Global Natural Resources Income ETF                                      3,240        (202,642)        199,402
First Trust Indxx Global Agriculture ETF                                                  (1,325)          1,325              --
First Trust BICK Index Fund                                                               (7,392)     (5,874,455)      5,881,847
First Trust Nasdaq Smartphone Index Fund                                                   3,257          (3,257)             --
First Trust NASDAQ Global Auto Index Fund                                                (10,667)        (49,087)         59,754
First Trust Cloud Computing ETF                                                          282,758     (59,433,424)     59,150,666
First Trust International IPO ETF                                                         (3,011)       (141,421)        144,432
First Trust Nasdaq Cybersecurity ETF                                                      67,024      (6,762,520)      6,695,496

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International IPO ETF, and First Trust Nasdaq Cybersecurity ETF (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones & Company, Inc.
First Trust Global Wind Energy ETF                                              International Securities Exchange, LLC
First Trust Global Engineering and Construction ETF                             International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, LLC
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC
First Trust BICK Index Fund                                                     International Securities Exchange, LLC
First Trust Nasdaq Smartphone Index Fund                                        Nasdaq, Inc.
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq, Inc.
First Trust Cloud Computing ETF                                                 International Securities Exchange, LLC
First Trust International IPO ETF                                               IPOX(R) Schuster, LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

J. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.

K. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Nasdaq Smartphone Index Fund                         0.70%
First Trust NASDAQ Global Auto Index Fund                        0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International IPO ETF                                0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For the Expense Cap Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2019.

                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust Global Engineering and Construction ETF                                         0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

The advisory fee waivers and expense reimbursements for the fiscal year ended September 30, 2017 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                                  Fees Waived or Expenses Borne by First Trust
                                                                                              Subject to Recovery
                                                                                  --------------------------------------------
                                                           Advisory    Expense       Year        Year        Year
                                                             Fee        Reim-       Ended       Ended       Ended
                                                           Waivers    bursements  9/30/2015   9/30/2016   9/30/2017    Total
                                                          ----------  ----------  ----------  ----------  ----------  --------
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                         $   60,987  $       --  $  116,409 $   102,416  $   60,987  $279,812
First Trust Global Wind Energy ETF                            93,898          --      68,044      74,347      93,898   236,289
First Trust Global Engineering and
   Construction ETF                                           33,893          --      39,845      47,282      33,893   121,020
First Trust NASDAQ(R) Clean Edge(R) Smart Grid
   Infrastructure Index Fund                                  28,627          --      37,478      42,554      28,627   108,659

During the fiscal year ended September 30, 2017, First Trust recovered fees that were previously waived from First Trust STOXX(R) European Select Dividend Index Fund of $17,882. As of September 30, 2017, First Trust STOXX(R) European Select Dividend Index Fund did not have any remaining fees previously waived or expenses reimbursed that were subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                             4. REVERSE SHARE SPLIT

On April 22, 2016, the Trust's Board of Trustees approved a one-for-five reverse share split, whereby every five outstanding shares of FTAG as of the close of business on April 29, 2016 automatically converted to one share as of the opening of business on May 2, 2016. For the fiscal year ended September 30, 2016, the share transactions on the Statements of Changes in Net Assets reflect the actual transactions, including the impact of the reverse share split. As a result of the reverse share split, fractional shares totaling 72 shares were redeemed and paid out to shareholders. The reverse share split had no impact on the overall value of a shareholder's investment in FTAG.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017


                      5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     70,183,297  $   66,813,578
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  3,619,280       3,453,141
First Trust Dow Jones Global Select Dividend Index Fund                              140,442,918     137,755,817
First Trust Global Wind Energy ETF                                                    65,817,770      70,297,533
First Trust Global Engineering and Construction ETF                                    3,193,622       3,210,975
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               6,691,572       6,499,241
First Trust Indxx Global Natural Resources Income ETF                                  6,072,007       6,536,102
First Trust Indxx Global Agriculture ETF                                               2,494,788       2,245,091
First Trust BICK Index Fund                                                          164,187,255      62,588,001
First Trust Nasdaq Smartphone Index Fund                                               3,261,627       2,342,448
First Trust NASDAQ Global Auto Index Fund                                              3,448,365       4,284,405
First Trust Cloud Computing ETF                                                      108,710,965     107,356,218
First Trust International IPO ETF                                                      5,760,534       3,779,872
First Trust Nasdaq Cybersecurity ETF                                                 147,653,469     135,353,688


For the fiscal year ended September 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $    325,568,747  $   12,667,961
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,141,891      19,788,086
First Trust Dow Jones Global Select Dividend Index Fund                               94,848,067       5,773,059
First Trust Global Wind Energy ETF                                                    25,572,621      10,635,168
First Trust Global Engineering and Construction ETF                                           --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              14,447,985       6,162,332
First Trust Indxx Global Natural Resources Income ETF                                         --       2,429,685
First Trust Indxx Global Agriculture ETF                                               2,214,133              --
First Trust BICK Index Fund                                                           92,942,948      22,020,828
First Trust Nasdaq Smartphone Index Fund                                               3,880,064              --
First Trust NASDAQ Global Auto Index Fund                                              4,949,953      11,408,936
First Trust Cloud Computing ETF                                                      535,863,668     192,389,971
First Trust International IPO ETF                                                     17,628,701       1,284,276
First Trust Nasdaq Cybersecurity ETF                                                 201,403,982      19,982,850


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2017

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                    Creation        Redemption
                                                                                  Transaction      Transaction
                                                                                      Fees             Fees
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $            500  $          500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                      4,000           4,000
First Trust Dow Jones Global Select Dividend Index Fund                                    1,000           1,000
First Trust Global Wind Energy ETF                                                         1,000           1,000
First Trust Global Engineering and Construction ETF                                        1,000           1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                     500             500
First Trust Indxx Global Natural Resources Income ETF                                        500             500
First Trust Indxx Global Agriculture ETF                                                     500             500
First Trust BICK Index Fund                                                                2,500           2,500
First Trust Nasdaq Smartphone Index Fund                                                   1,000           1,000
First Trust NASDAQ Global Auto Index Fund                                                  1,000           1,000
First Trust Cloud Computing ETF                                                              500             500
First Trust International IPO ETF                                                            500             500
First Trust Nasdaq Cybersecurity ETF                                                         500             500


                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2019.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
II:

We have audited the accompanying statements of assets and liabilities of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF (formerly known as First Trust ISE Global Wind Energy Index Fund), First Trust Global Engineering and Construction ETF (formerly known as First Trust ISE Global Engineering and Construction Index Fund), First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF (formerly known as First Trust ISE Cloud Computing Index Fund), First Trust International IPO ETF, and First Trust Nasdaq Cybersecurity ETF, each a series of the First Trust Exchange-Traded Fund II (the "Trust"), including the portfolios of investments, as of September 30, 2017, and the related statements of operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017 by correspondence with the Trust's custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in First Trust Exchange-Traded Fund II as of September 30, 2017, and the results of their operations for the year ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 22, 2017

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2017, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:

                                                                                     Dividends Received
                                                                                          Deduction
                                                                                    ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                                     0.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                        0.00%
First Trust Dow Jones Global Select Dividend Index Fund                                     14.92%
First Trust Global Wind Energy ETF                                                           5.85%
First Trust Global Engineering and Construction ETF                                          7.16%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    13.98%
First Trust Indxx Global Natural Resources Income ETF                                       28.50%
First Trust Indxx Global Agriculture ETF                                                    49.54%
First Trust BICK Index Fund                                                                  0.00%
First Trust Nasdaq Smartphone Index Fund                                                    27.81%
First Trust NASDAQ Global Auto Index Fund                                                   37.74%
First Trust Cloud Computing ETF                                                            100.00%
First Trust International IPO ETF                                                            0.00%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%


For the taxable year ended September 30, 2017, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                                  Qualified Dividend Income
                                                                                  -------------------------
First Trust STOXX(R) European Select Dividend Index Fund                                   100.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       18.42%
First Trust Dow Jones Global Select Dividend Index Fund                                    100.00%
First Trust Global Wind Energy ETF                                                          53.61%
First Trust Global Engineering and Construction ETF                                        100.00%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   100.00%
First Trust Indxx Global Natural Resources Income ETF                                      100.00%
First Trust Indxx Global Agriculture ETF                                                   100.00%
First Trust BICK Index Fund                                                                 84.10%
First Trust Nasdaq Smartphone Index Fund                                                    59.63%
First Trust NASDAQ Global Auto Index Fund                                                  100.00%
First Trust Cloud Computing ETF                                                            100.00%
First Trust International IPO ETF                                                           72.29%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elects to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2017, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                     Gross Foreign Income           Foreign Taxes Paid
                                                                  ---------------------------   ---------------------------
                                                                     Amount       Per Share        Amount       Per Share
                                                                  -------------  ------------   -------------  ------------
First Trust STOXX(R) European Select Dividend Index Fund          $  15,815,204  $       0.41   $     739,867  $       0.02
First Trust Dow Jones Global Select Dividend Index Fund              18,353,885          1.00       1,047,472          0.06
First Trust Global Wind Energy ETF                                    2,058,441          0.27         169,354          0.02
First Trust Global Engineering and Construction ETF                     265,414          0.88          26,680          0.09
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund                                                           342,616          0.62          29,150          0.05
First Trust Indxx Global Natural Resources Income ETF                   277,316          0.37          32,930          0.04
First Trust Indxx Global Agriculture ETF                                105,917          0.37          13,352          0.05
First Trust BICK Index Fund                                           1,999,562          0.28         104,999          0.01
First Trust Nasdaq Smartphone Index Fund                                145,904          0.42          17,893          0.05
First Trust NASDAQ Global Auto Index Fund                               438,540          0.97          54,415          0.12
First Trust International IPO ETF                                       155,064          0.24          14,125          0.02


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

AGRICULTURE COMPANIES RISK. Companies involved in the agriculture business and farming-related activities may be affected by certain legislative or regulatory developments related to food safety, the environment, taxes and other governmental policies. Companies involved in the agriculture business and farming-related activities may face the risk of liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. An increased competitive landscape, caused by increased availability of food and other agricultural commodities, economic recession or labor difficulties, may lead to a decrease in demand for the products and services provided by companies involved in agriculture and farming-related activities.

ASIA RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, the First Trust NASDAQ Global Auto Index Fund and the First Trust Nasdaq Smartphone Index Fund invest in securities issued by companies operating in Asia and are therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

AUSTRALIA RISK. The First Trust Indxx Global Natural Resources Income ETF invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)


AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Section) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to each Fund's net asset value and possibly face delisting.

AUTOMOTIVE INDUSTRY RISK. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

BRAZIL RISK. The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

CASH TRANSACTIONS RISK. The First Trust BICK Index Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the First Trust BICK Index Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CHINA RISK. The First Trust BICK Index Fund and the First Trust International IPO ETF invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

CLOUD COMPUTING COMPANIES RISK. The First Trust Cloud Computing ETF invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

CONCENTRATION RISK. Each Fund will be concentrated in the securities of a given industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

CONSUMER DISCRETIONARY COMPANIES RISK. The First Trust NASDAQ Global Auto Index Fund and First Trust International IPO ETF invest in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. Because each Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.


Page 106


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

CYBERSECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.

CYBERSECURITY COMPANIES RISK. Cybersecurity companies are companies that provide products and services intended to protect the integrity of data and network operations for private and public networks, computers and mobile devices. Like other types of technology and industrials companies, cybersecurity companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. These companies may also be smaller and less experienced companies, with limited product lines, markets, qualified personnel or financial resources.

DEPOSITARY RECEIPTS RISK. All Funds may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DIVIDEND RISK. There is no guarantee that the issuers of the Funds' portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EMERGING MARKETS RISK. An investment in emerging market companies involves certain further risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

ENERGY COMPANIES RISK. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline related companies and other energy companies involved with mining, producing and delivering energy related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

ENGINEERING AND CONSTRUCTION COMPANIES RISK. The First Trust Global Engineering and Construction ETF invests in the securities of engineering and construction companies. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of a Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE RISK. The First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Global Wind Energy ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust International IPO ETF, First Trust NASDAQ Global Auto Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund and the First Trust STOXX(R) European Select Dividend Index Fund invest in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

affected by common economic forces and other factors. Each Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which a Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the euro, is exercised by the European Central Bank.

EXPENSE REIMBURSEMENT AND RECOUPMENT RISK. For certain Funds, the Advisor has entered into an agreement with the Trust in which the Advisor has agreed to waive certain fees and/or reimburse such Funds for expenses exceeding an agreed upon amount. This agreement may be terminated by the Trust on behalf of a Fund at any time and by the Advisor only after January 31, 2019 upon 60 days' written notice. The Advisor is also entitled to recoup from the applicable Funds any waived fees or reimbursed amounts pursuant to the agreement for a period of up to three years from the date of waiver or reimbursement. Any such recoupment or modification or termination of the agreement could negatively affect the applicable Fund's returns.

FINANCIAL COMPANIES RISK. The First Trust BICK Index Fund, the First Trust STOXX(R) European Select Dividend Index Fund, First Trust International IPO ETF, the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Fund and the First Trust Dow Jones Global Select Dividend Index Fund invest in the securities of companies in the financials sector. Financial companies are especially subject to the adverse effects of economic recession, volatile interest rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of each Fund will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Funds' investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds' investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

GERMANY RISK. To the extent First Trust Indxx Global Agriculture ETF invests in securities of German companies, it will be subject to certain risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

GLOBAL NATURAL RESOURCES RISK. Global natural resources risk is the risk that First Trust Indxx Global Natural Resources Income ETF will be sensitive to, and its performance will be affected by, the overall condition of the natural resources sector. The natural resources sector can be significantly affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as additional factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund's portfolio securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund.

HONG KONG INVESTMENT RISK. The First Trust International IPO ETF is subject to certain risks associated with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

INDEX CONSTITUENT RISK. Each Fund may be a constituent of one or more indices. As a result, a Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

INDEX CORRELATION RISK. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

INDIA RISK. The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

INDUSTRIALS COMPANIES RISK. The First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Global Wind Energy ETF and First Trust Indxx Global Agriculture ETF invest in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. The First Trust Cloud Computing ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund and First Trust Nasdaq Cybersecurity ETF invest in the securities of information technology companies. Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant impact on the operation of the affected Fund.

INTEREST RATE RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

INTERNATIONAL CLOSED MARKET TRADING RISK. Because securities held by a Fund trade on non-U.S. exchanges that are closed when the Fund's primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed foreign market), resulting in premiums or discounts to the Fund's net asset value that may be greater than those experienced by other exchange-traded funds. However, because shares can be created and redeemed in Creation Units at the Fund's net asset value, it is not expected that large discounts or premiums to the net asset value of the Fund will be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values).

INTERNET COMPANIES RISK. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

IPO RISK. The First Trust International IPO ETF invests in securities of companies that have recently conducted an initial public offering and are often subject to extreme price volatility and speculative trading. These stocks may have exhibited above-average price appreciation in connection with the initial public offering prior to inclusion in the index tracked by the Fund. The price of stocks included in that index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.

JAPAN RISK. The First Trust Global Engineering and Construction ETF, First Trust NASDAQ Global Auto Index Fund and the First Trust International IPO ETF invest in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

LIQUIDITY RISK. Whether or not the equity securities in the First Trust Global Wind Energy ETF are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Each Fund is subject to the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

MATERIALS COMPANIES RISK. The First Trust Indxx Global Natural Resources Income ETF and the First Trust Indxx Global Agriculture ETF invest in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

NON-DIVERSIFICATION RISK. Certain Funds are classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, such Funds are limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because these Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

PASSIVE FOREIGN INVESTMENT COMPANY RISK. Each Fund may invest in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

PASSIVE INVESTMENT RISK. The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

PORTFOLIO TURNOVER RISK. The investment strategies of the First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources Income ETF and the First Trust International IPO ETF may involve frequently buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE INVESTMENT RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. The Fund may also be impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self liquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations.

SECURITIES LENDING RISK. Certain Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

SMALL FUND RISK. First Trust BICK Index Fund, First Trust Global Engineering and Construction ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust International IPO ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust Nasdaq Smartphone Index Fund currently have fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. Certain Funds may invest in small and/or mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMART GRID COMPANIES RISK. The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund invests in the securities of smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

SMARTPHONE COMPANIES RISK. The First Trust Nasdaq Smartphone Index Fund invests in securities of companies in the smartphone industry. The smartphone industry is characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

SOUTH KOREA RISK. The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

SWITZERLAND RISK. The First Trust STOXX(R) European Select Dividend Index Fund is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the First Trust STOXX(R) European Select Dividend Index Fund invests.

TECHNOLOGY COMPANIES RISK. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

TIMBER COMPANIES RISK. Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

UNITED KINGDOM RISK. The First Trust STOXX(R) European Select Dividend Index Fund and the First Trust Indxx Global Natural Resources Income ETF invest a significant portion of their assets in companies that are domiciled in the United Kingdom, the Funds are particularly sensitive to political, economic and social conditions in that country. The Funds may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

UTILITY COMPANIES RISK. The First Trust Global Wind Energy ETF and First Trust Indxx Global Natural Resources ETF invest in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

WATER COMPANIES RISK. Companies involved in the potable water and wastewater business are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

WIND ENERGY COMPANIES RISK. The First Trust Global Wind Energy ETF invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                              ADVISORY AGREEMENTS

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

                            (NON-UNITARY FEE FUNDS)

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following six series of the Trust (each a "Fund" and collectively, the "Funds"):

   First Trust STOXX(R) European Select Dividend Index Fund (FDD)
   First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
   First Trust Global Engineering and Construction ETF (formerly First Trust ISE
      Global Engineering and Construction Index Fund) (FLM)
   First Trust Global Wind Energy ETF (formerly First Trust ISE Global Wind
      Energy Index Fund) (FAN)
   First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
      (GRID)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2018 at a meeting held on June 12, 2017. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 24, 2017 and June 12, 2017, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 24, 2017, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 12, 2017 meeting, as well as at


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 24, 2017 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

The Board considered the advisory fee rate payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through January 31, 2019. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Groups, as well as advisory fee and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratios of FDD, FGD and FAN were at or near the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group and that the total (net) expense ratios of FLM, FFR and GRID were above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor how the MPI Peer Groups were assembled and limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2016 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between each Fund's performance and that of its underlying index. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations, each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to that of its respective MPI Peer Group and to that of one or more broad-based benchmark indexes, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2016 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

                              (UNITARY FEE FUNDS)

The Board of First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following eight series of the Trust (each a "Fund" and collectively, the "Funds"):

   First Trust Nasdaq Smartphone Index Fund (FONE)
   First Trust BICK Index Fund (BICK)
   First Trust Indxx Global Natural Resources Income ETF (FTRI)
   First Trust Indxx Global Agriculture ETF (FTAG)
   First Trust NASDAQ Global Auto Index Fund (CARZ)
   First Trust Cloud Computing ETF (formerly First Trust ISE Cloud Computing
      Index Fund) (SKYY)
   First Trust International IPO ETF (FPXI)
   First Trust Nasdaq Cybersecurity ETF (CIBR)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2018 at a meeting held on June 12, 2017. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 24, 2017 and June 12, 2017, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 24, 2017, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 12, 2017 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective as well as from


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

the perspective of shareholders. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 24, 2017 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that, as part of the unitary fee, the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Groups, as well as advisory fee and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fees for BICK and FTAG were at the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group, and the unitary fees for FONE, FTRI, CARZ, SKYY, FPXI and CIBR were above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor how the MPI Peer Groups were assembled and limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2016 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to FTRI and FTAG, the Board noted that during 2015, shareholders of each Fund approved changes to each Fund's investment objective and effective December 18, 2015, each Fund changed its name and ticker symbol, FTRI began tracking the Indxx Global Natural Resources Income Index and FTAG began tracking the Indxx Global Agricultural Index, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between FONE's, BICK's, FTRI's, FTAG's, CARZ's, FPXI's and CIBR's performance and that of each of their underlying indexes. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of the fair valuations, each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to that of its respective MPI Peer Group and to that of one or more broad-based benchmark indexes, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2016 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of the First Trust Exchange-Traded Fund II it manages (the "Funds") in certain member states in the European economic area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2016, the amount of remuneration paid (or to be paid) by First Trust in respect of the Funds is $717,238. This figure is comprised of $30,246 paid (or to be paid) in fixed compensation and $686,992 paid (or to be paid) in variable compensation. There were a total of 13 beneficiaries of the remuneration described above. Those amounts include $503,844 paid (or to be paid) to senior management of First Trust and $213,394 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First

Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                               NUMBER OF            OTHER
                                                                                             PORTFOLIOS IN     TRUSTEESHIPS OR
                                TERM OF OFFICE                                              THE FIRST TRUST     DIRECTORSHIPS
       NAME, ADDRESS,           AND YEAR FIRST                                               FUND COMPLEX      HELD BY TRUSTEE
      DATE OF BIRTH AND           ELECTED OR               PRINCIPAL OCCUPATIONS              OVERSEEN BY        DURING PAST
   POSITION WITH THE TRUST         APPOINTED                DURING PAST 5 YEARS                 TRUSTEE            5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
                                                     INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term  Physician, Officer, Wheaton Orthopedics;        149        None
c/o First Trust Advisors L.P.                     Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,          o Since Inception  Limited Partnership (June 1992 to
  Suite 400                                       December Member, Sportsmed LLC
Wheaton, IL 60187 2016);                          (April 2007 to November 2015)
D.O.B.: 04/51


Thomas R. Kadlec, Trustee      o Indefinite Term  President, ADM Investor Services, Inc.          149        Director of ADM
c/o First Trust Advisors L.P.                     (Futures Commission Merchant)                              Investor Services,
120 E. Liberty Drive,          o Since Inception                                                             Inc., ADM
  Suite 400                                                                                                  Investor Services
Wheaton, IL 60187                                                                                            International and
D.O.B.: 11/57                                                                                                Futures Industry
                                                                                                             Association


Robert F. Keith, Trustee       o Indefinite Term  President, Hibs Enterprises                     149        Director of Trust
c/o First Trust Advisors L.P.                     (Financial and Management Consulting)                      Company of
120 E. Liberty Drive,          o Since Inception                                                             Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee       o Indefinite Term  Managing Director and Chief Operating           149        Director of
c/o First Trust Advisors L.P.                     Officer (January 2015 to Present),                         Covenant
120 E. Liberty Drive,          o Since Inception  Pelita Harapan Educational Foundation                      Transport Inc.
  Suite 400                                       (Educational Products and Services);                       (May 2003 to
Wheaton, IL 60187                                 President and Chief Executive Officer                      May 2014)
D.O.B.: 03/54                                     (June 2012 to September 2014), Servant
                                                  Interactive LLC (Educational Products
                                                  and Services); President and Chief
                                                  Executive Officer (June 2012 to
                                                  September 2014), Dew Learning LLC
                                                  (Educational Products and Services);
                                                  President (June 2002 to June 2012),
                                                  Covenant College

--------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term  Chief Executive Officer, First Trust            149        None
Chairman of the Board                             Advisors L.P. and First Trust
120 E. Liberty Drive,          o Since Inception  Portfolios L.P.; Chairman of the
  Suite 400                                       Board of Directors, BondWave LLC
Wheaton, IL 60187                                 (Software Development Company)
D.O.B.: 09/55                                     and Stonebridge Advisors LLC
                                                  (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

                               POSITION AND            TERM OF OFFICE
    NAME, ADDRESS                 OFFICES               AND LENGTH OF                     PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH             WITH TRUST                 SERVICE                         DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS(2)
--------------------------------------------------------------------------------------------------------------------------------
James M. Dykas         President and Chief Executive  o Indefinite Term  Managing Director and Chief Financial Officer
120 E. Liberty Drive,  Officer                                           (January 2016 to Present), Controller (January 2011 to
  Suite 400                                           o Since Inception  January 2016), Senior Vice President (April 2007 to
Wheaton, IL 60187                                                        January 2016), First Trust Advisors L.P. and First
D.O.B: 01/66                                                             Trust Portfolios L.P.; Chief Financial Officer (January
                                                                         2016 to Present), BondWave LLC (Software
                                                                         Development Company) and Stonebridge Advisors
                                                                         LLC (Investment Advisor)

Donald P. Swade        Treasurer, Chief Financial     o Indefinite Term  Senior Vice President (July 2016 to Present), Vice
120 E. Liberty Drive,  Officer and Chief                                 President (April 2012 to July 2016), First Trust
  Suite 400            Accounting Officer             o Since Inception  Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 08/72


W. Scott Jardine       Secretary and Chief            o Indefinite Term  General Counsel, First Trust Advisors L.P. and
120 E. Liberty Drive,  Legal Officer                                     First Trust Portfolios L.P.; Secretary and General
  Suite 400                                           o Since Inception  Counsel, BondWave LLC; Secretary, Stonebridge
Wheaton, IL 60187                                                        Advisors LLC
D.O.B.: 05/60


Daniel J. Lindquist    Vice President                 o Indefinite Term  Managing Director, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                    First Trust Portfolios L.P.
  Suite 400                                           o Since Inception
Wheaton, IL 60187
D.O.B.: 02/70


Kristi A. Maher        Chief Compliance Officer       o Indefinite Term  Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,  and Assistant Secretary                           and First Trust Portfolios L.P.
  Suite 400                                           o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66


Roger F. Testin        Vice President                 o Indefinite Term  Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                    and First Trust Portfolios L.P.
  Suite 400                                           o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland            Vice President                 o Indefinite Term  Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                    and First Trust Portfolios L.P.
  Suite 400                                           o Since Inception
Wheaton, IL 60187
D.O.B.: 11/70

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2017 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

May 2017

FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $308,500 and $305,000 for the for the fiscal years ended September 30, 2016 and September 30, 2017, respectively.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 and $1,286.75 for the for the fiscal years ended September 30, 2016 and September 30, 2017, respectively

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 and $0 for the for the fiscal years ended September 30, 2016 and September 30, 2017, respectively.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $49,530 and $141,600 for the for the fiscal years ended September 30, 2016 and September 30, 2017, respectively. These fees were for tax return review and multistate tax compliance.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 and $0 for the for the fiscal years ended September 30, 2016 and September 30, 2017, respectively.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the for the fiscal years ended September 30, 2016 and September 30, 2017, respectively.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the for the fiscal years ended September 30, 2016 and September 30, 2017, respectively.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                            Adviser and Distributor:
           -----------                            ------------------------
             (b) 0%                                        (b) 0%
             (c) 0%                                        (c) 0%
             (d) 0%                                        (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended September 30, 2016 were $49,530 for the registrant, $13,000 for the registrant's investment adviser and $31,500 for the registrant's distributor, and for the fiscal year ended September 30, 2017 were $141,600 for the registrant, $44,000 for the registrant's investment adviser and $63,900 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              First Trust Exchange-Traded Fund II
              ----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2017
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2017
      -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2017
      -----------------

* Print the name and title of each signing officer under his or her signature.